UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street Suite 3000 Chicago, IL			60606
(Address of principal executive offices)			(Zip code)

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Q2 2013

Columbia Acorn Family of Funds

Class A, B, C, I, R, R4, R5, Y and Z Shares

Managed by Columbia Wanger Asset Management, LLC

Semiannual Report

June 30, 2013

■  Columbia
Acorn® Fund

■  Columbia
Acorn International®

■  Columbia
Acorn USA®

■  Columbia
Acorn International SelectSM

■  Columbia
Acorn SelectSM

■  Columbia
Thermostat FundSM

■  Columbia
Acorn Emerging Markets FundSM

■  Columbia
Acorn European FundSM

Not FDIC insured • No bank guarantee • May lose value

Columbia Acorn Family of Funds

Descriptions of Indexes Included in this Report

•  50/50 Blended Benchmark, established by the Fund's investment manager, is an equally weighted custom composite of Columbia Thermostat Fund's primary equity and primary debt benchmarks, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

•  Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

•  HSBC Smaller European Companies (inc UK) Index is a weighted combination of two indexes: the HSBC Smaller Europe (ex UK) Index and the HSBC Smaller UK Index. The index is rebalanced on a quarterly basis.

•  Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. Lipper Mid-Cap Growth Funds Index, 30 largest mid-cap growth funds, including Columbia Acorn Fund; Lipper International Small/Mid Growth Funds Index, 10 largest non-U.S. small/mid growth funds, including Columbia Acorn International; Lipper Small-Cap Growth Funds Index, 30 largest small-cap growth funds, including Columbia Acorn USA; Lipper Mid-Cap Core Funds Index, 30 largest mid-cap core funds; Lipper Flexible Portfolio Funds Index, an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. Lipper Emerging Markets Index, 30 largest emerging markets funds; Lipper European Region Index, 10 largest European funds.

•  MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 22 developed-market countries within Europe, Australasia and the Far East. The returns of the MSCI EAFE Index (Net) are presented net of the withholding tax rate applicable to foreign non-resident institutional investors in the foreign companies included in the index who do not benefit from double taxation treaties.

•  MSCI Emerging Markets Small Cap Index, a widely recognized international benchmark, is a free float-adjusted market capitalization index that is designed to measure small-cap emerging market equity performance. The MSCI Emerging Markets Small Cap Index currently consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

•  Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

•  Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

•  Standard & Poor's (S&P) MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies.

•  S&P Developed Ex-U.S. Between $2B and $10B Index is a subset of the broad market selected by the index sponsor representing the mid-cap developed market, excluding the United States.

•  S&P Emerging Markets Between $500M and $5B Index represents the institutionally investable capital of emerging market countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  S&P Europe Between $500M and $5B Index represents the institutionally investable capital of European countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 17 developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

•  S&P Global Ex-U.S. SmallCap Index consists of the bottom 20% of institutionally investable capital of developed and emerging countries, excluding the United States.

•  S&P Global Ex-U.S. Between $500M and $5B Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

You are invited to the 2013 Columbia Acorn Funds Shareholder Information Meeting

Join us to hear presentations by Columbia Acorn Fund's lead portfolio manager Chuck McQuaid and other members of the Columbia Wanger Asset Management investment team.

Where: Drinker Biddle & Reath LLP
191 North Wacker Drive, Suite 3700
Chicago, IL

When: Wednesday, September 18, 2013
12 p.m. CDT
A buffet lunch will be served beginning at 11:30.

RSVP: By calling 800.922.6769 or online at columbiamanagement.com. Please respond by September 13, 2013.

Webcast Replay: Available at columbiamanagement.com in October.

Public Transportation

For directions using public transportation, call 312.836.7000 or visit the Chicago Transit Authority website at transitchicago.com. Metra information is also available by calling this number or can be found at metrarail.com.

Parking Information

Two parking options are located on Lake Street in the same block as the meeting location, which is between N. Wacker Drive and N. Franklin Street. Lake Street runs one way east after crossing N. Wacker Drive. Hourly parking rates apply at both locations. The first, with signage stating "Public Parking," provides direct access to the building in which the meeting will be held. The second option is a "Self Park" garage located next to the first but without direct access to the building.

Driving Directions

From the south:
Take 1-57 to the Dan Ryan Expressway. Follow the signs for the Kennedy Expressway West. Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn right onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

From the north:
Take the Kennedy Expressway (I-90/94) south to Chicago. Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn left onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

From the west:
Take the Eisenhower Expressway (I-290) from the west. Follow the signs for the Kennedy Expressway West. Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn right onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

From the southwest:
Take the Stevenson Expressway (I-55). Exit to the Kennedy Expressway (North-Wisconsin). Travel on the Kennedy and exit using the Washington Blvd. exit (Exit 51C). Turn right onto W. Washington. Turn left onto N. Upper Wacker Drive. Destination will be on the right.

Columbia Acorn Family of Funds

Table of Contents

2013 Mid-year Distributions	1
Net Asset Value Per Share	2
Understanding Your Expenses	3
Share Class Performance	6
Fund Performance vs. Benchmarks	7
Squirrel Chatter II: Health Care in the United States	8
Columbia Acorn Fund
In a Nutshell	12
At a Glance	13
Major Portfolio Changes	28
Statement of Investments	30
Columbia Acorn International
In a Nutshell	14
At a Glance	15
Major Portfolio Changes	43
Statement of Investments	46
Portfolio Diversification	55
Columbia Acorn USA
In a Nutshell	16
At a Glance	17
Major Portfolio Changes	56
Statement of Investments	57
Columbia Acorn International Select
In a Nutshell	18
At a Glance	19
Major Portfolio Changes	64
Statement of Investments	65
Portfolio Diversification	69
Columbia Acorn Select
In a Nutshell	20
At a Glance	21
Major Portfolio Changes	70
Statement of Investments	71
Columbia Thermostat Fund
In a Nutshell	22
At a Glance	23
Statement of Investments	76
Columbia Acorn Emerging Markets Fund
In a Nutshell	24
At a Glance	25
Major Portfolio Changes	78
Statement of Investments	80
Portfolio Diversification	84
Columbia Acorn European Fund
In a Nutshell	26
At a Glance	27
Major Portfolio Changes	85
Statement of Investments	87
Portfolio Diversification	91
Columbia Acorn Family of Funds
Statements of Assets and Liabilities	92
Statements of Operations	94
Statements of Changes in Net Assets	96
Financial Highlights	102
Notes to Financial Statements	118
Board Approval of the Advisory Agreement	128
Expense Information	133

The views expressed in the "Squirrel Chatter II" and "In a Nutshell" commentaries reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective authors disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

Acorn®, Acorn USA® and Acorn International® are service marks owned and registered by Columbia Acorn Trust.

Columbia Acorn Family of Funds

2013 Mid-year Distributions

The following table lists the mid-year distributions for the Columbia Acorn Funds. The record date was June 4, 2013, and the ex-dividend date and the payable date was June 5, 2013. Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund did not have any distributions at mid-year.

Fund	Short-term Capital Gain	Long-term Capital Gain	Ordinary Income	Reinvestment Price
Columbia Acorn Fund
Class A	None	$0.38297	$0.04178	$31.93
Class B	None	$0.38297	None	$29.06
Class C	None	$0.38297	None	$28.55
Class I	None	$0.38297	$0.04182	$33.20
Class R4	None	$0.38297	$0.05083	$33.65
Class R5	None	$0.38297	$0.04181	$33.65
Class Y	None	$0.38297	$0.04482	$33.67
Class Z	None	$0.38297	$0.03881	$33.17
Columbia Acorn International
Class A	None	None	$0.47714	$43.39
Class B	None	None	$0.47714	$42.06
Class C	None	None	$0.47714	$41.87
Class I	None	None	$0.47714	$43.53
Class R	None	None	$0.47714	$43.32
Class R4	None	None	$0.47714	$43.75
Class R5	None	None	$0.47714	$43.48
Class Y	None	None	$0.47714	$43.77
Class Z	None	None	$0.47714	$43.50
Columbia Acorn USA
Class A	None	$0.04426	None	$31.10
Class B	None	$0.04426	None	$28.36
Class C	None	$0.04426	None	$28.02
Class I	None	$0.04426	None	$32.56
Class R4	None	$0.04426	None	$33.04
Class R5	None	$0.04426	None	$33.02
Class Y	None	$0.04426	None	$33.07
Class Z	None	$0.04426	None	$32.51
Columbia Acorn International Select
Class A	None	$0.52948	None	$25.76
Class B	None	$0.52948	None	$24.45
Class C	None	$0.52948	None	$24.31
Class I	None	$0.52948	None	$26.04
Class R4	None	$0.52948	None	$26.18
Class R5	None	$0.52948	None	$26.18
Class Y	None	$0.52948	None	$26.18
Class Z	None	$0.52948	None	$26.04

Columbia Acorn Family of Funds

2013 Mid-year Distributions, continued

Fund	Short-term Capital Gain	Long-term Capital Gain	Ordinary Income	Reinvestment Price
Columbia Acorn Select
Class A	None	$1.35142	$0.07036	$26.25
Class B	None	$1.35142	None	$24.05
Class C	None	$1.35142	None	$23.74
Class I	None	$1.35142	$0.16264	$27.22
Class R4	None	$1.35142	$0.13444	$27.57
Class R5	None	$1.35142	$0.15239	$27.56
Class Y	None	$1.35142	$0.17033	$27.61
Class Z	None	$1.35142	$0.14213	$27.17
Columbia Thermostat Fund
Class A	None	None	$0.00911	$14.99
Class B	None	None	$0.00911	$15.06
Class C	None	None	$0.00911	$15.04
Class R4	None	None	$0.00911	$14.89
Class R5	None	None	$0.00911	$14.90
Class Y	None	None	$0.00911	$14.90
Class Z	None	None	$0.00911	$14.83

Net Asset Value Per Share as of 6/30/13

	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn International Select	Columbia Acorn Select	Columbia Thermostat Fund	Columbia Acorn Emerging Markets Fund	Columbia Acorn European Fund
Class A	$31.98	$42.65	$31.36	$25.53	$26.26	$14.86	$11.99	$12.63
Class B	$29.09	$41.31	$28.57	$24.21	$24.05	$14.93	NA	NA
Class C	$28.58	$41.13	$28.23	$24.08	$23.74	$14.91	$11.92	$12.55
Class I	$33.26	$42.79	$32.83	$25.81	$27.25	NA	$12.04	$12.64
Class R	NA	$42.57	NA	NA	NA	NA	NA	NA
Class R4	$33.71	$43.01	$33.31	$25.95	$27.59	$14.77	$12.11	NA
Class R5	$33.71	$42.74	$33.30	$25.94	$27.58	$14.78	$12.10	$12.75
Class Y	$33.74	$43.03	$33.34	$25.94	$27.63	$14.78	$12.00	NA
Class Z	$33.23	$42.76	$32.78	$25.81	$27.19	$14.71	$12.02	$12.64

Class B shares of the Columbia Acorn Funds are closed to new investors. Class R, Class R4, Class R5, Class Y and Class Z shares of the Columbia Acorn Funds are available only to certain eligible investors described in the Funds' prospectuses. Class I shares of the Columbia Acorn Funds are only available to other Columbia Funds and are not available to individual investors.

Understanding Your Expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class A, B, C, I, R, R4, R5, Y and Z shares of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Funds' actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Funds' actual return) and then applies the Funds' actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the "Fund of Funds" table.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2013 — June 30, 2013

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn Fund
Class A	1,000.00	1,000.00	1,103.70	1,019.27	5.52	5.30	1.07
Class B	1,000.00	1,000.00	1,099.80	1,016.13	8.80	8.45	1.71
Class C	1,000.00	1,000.00	1,099.60	1,015.74	9.22	8.85	1.79
Class I	1,000.00	1,000.00	1,105.50	1,021.04	3.67	3.52	0.71
Class R4	1,000.00	1,000.00	1,105.00	1,020.74	3.97	3.82	0.77
Class R5	1,000.00	1,000.00	1,105.40	1,020.94	3.77	3.62	0.73
Class Y	1,000.00	1,000.00	1,105.80	1,020.99	3.72	3.57	0.72
Class Z	1,000.00	1,000.00	1,105.20	1,020.70	4.03	3.86	0.78

Understanding Your Expenses, continued

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International
Class A	1,000.00	1,000.00	1,057.10	1,018.54	6.15	6.04	1.22
Class B	1,000.00	1,000.00	1,053.20	1,014.96	9.82	9.63	1.95
Class C	1,000.00	1,000.00	1,053.10	1,014.76	10.02	9.83	1.99
Class I	1,000.00	1,000.00	1,058.70	1,020.30	4.34	4.26	0.86
Class R	1,000.00	1,000.00	1,055.10	1,016.87	7.86	7.71	1.56
Class R4	1,000.00	1,000.00	1,058.40	1,020.01	4.64	4.56	0.92
Class R5	1,000.00	1,000.00	1,058.80	1,020.11	4.54	4.46	0.90
Class Y	1,000.00	1,000.00	1,058.90	1,020.30	4.34	4.26	0.86
Class Z	1,000.00	1,000.00	1,058.50	1,020.01	4.64	4.56	0.92
Columbia Acorn USA
Class A	1,000.00	1,000.00	1,113.20	1,018.00	6.89	6.58	1.33
Class B	1,000.00	1,000.00	1,108.70	1,014.12	10.96	10.47	2.12
Class C	1,000.00	1,000.00	1,109.20	1,014.61	10.45	9.98	2.02
Class I	1,000.00	1,000.00	1,115.50	1,020.06	4.72	4.51	0.91
Class R4	1,000.00	1,000.00	1,114.80	1,019.57	5.24	5.00	1.01
Class R5	1,000.00	1,000.00	1,115.20	1,019.62	5.19	4.95	1.00
Class Y	1,000.00	1,000.00	1,115.40	1,019.76	5.03	4.80	0.97
Class Z	1,000.00	1,000.00	1,114.60	1,019.27	5.55	5.30	1.07
Columbia Acorn International Select
Class A	1,000.00	1,000.00	1,017.40	1,017.26	7.32	7.32	1.48
Class B	1,000.00	1,000.00	1,014.10	1,014.03	10.57	10.57	2.14
Class C	1,000.00	1,000.00	1,013.40	1,013.39	11.21	11.21	2.27
Class I	1,000.00	1,000.00	1,019.10	1,018.83	5.74	5.74	1.16
Class R4	1,000.00	1,000.00	1,018.70	1,018.34	6.24	6.24	1.26
Class R5	1,000.00	1,000.00	1,018.70	1,018.34	6.24	6.24	1.26
Class Y	1,000.00	1,000.00	1,018.70	1,018.83	5.74	5.74	1.16
Class Z	1,000.00	1,000.00	1,018.40	1,018.59	5.99	5.99	1.21
Columbia Acorn Select
Class A	1,000.00	1,000.00	1,119.80	1,018.05	6.86	6.53	1.32
Class B	1,000.00	1,000.00	1,116.50	1,014.71	10.38	9.88	2.00
Class C	1,000.00	1,000.00	1,116.20	1,014.37	10.74	10.22	2.07
Class I	1,000.00	1,000.00	1,122.30	1,019.81	5.00	4.75	0.96
Class R4	1,000.00	1,000.00	1,121.80	1,019.22	5.62	5.35	1.08
Class R5	1,000.00	1,000.00	1,121.70	1,019.62	5.20	4.95	1.00
Class Y	1,000.00	1,000.00	1,122.10	1,019.18	5.67	5.40	1.09
Class Z	1,000.00	1,000.00	1,121.80	1,019.37	5.46	5.20	1.05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Columbia Acorn Emerging Markets Fund
Class A	1,000.00	1,000.00	995.80		1,015.60	8.91		9.00	1.82
Class C	1,000.00	1,000.00	992.50		1,011.82	12.65		12.78	2.59
Class I	1,000.00	1,000.00	996.70		1,017.41	7.10		7.17	1.45
Class R4	1,000.00	1,000.00	997.50		1,016.97	7.54		7.62	1.54
Class R5	1,000.00	1,000.00	996.70		1,016.87	7.64		7.71	1.56
Class Y	1,000.00	1,000.00	982.00	*	1,016.97	0.59	*	7.62	1.54 *
Class Z	1,000.00	1,000.00	995.90		1,016.92	7.59		7.67	1.55
Columbia Acorn European Fund
Class A	1,000.00	1,000.00	1,074.00		1,016.13	8.70		8.45	1.71
Class C	1,000.00	1,000.00	1,069.90		1,012.26	12.69		12.34	2.50
Class I	1,000.00	1,000.00	1,075.70		1,017.85	6.92		6.73	1.36
Class R5	1,000.00	1,000.00	1,075.00		1,017.31	7.48		7.27	1.47
Class Z	1,000.00	1,000.00	1,074.80		1,017.65	7.12		6.93	1.40

Fund of Funds—Columbia Thermostat Fund

January 1, 2013 – June 30, 2013

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund's effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Thermostat Fund
Class A	1,000.00	1,000.00	1,040.50	1,022.07	2.50	2.48	0.50	5.35	5.31	1.07
Class B	1,000.00	1,000.00	1,038.20	1,019.62	5.00	4.95	1.00	7.85	7.77	1.57
Class C	1,000.00	1,000.00	1,036.80	1,018.39	6.24	6.19	1.25	9.09	9.01	1.82
Class R4	1,000.00	1,000.00	1,041.50	1,023.44	1.10	1.09	0.22	3.95	3.92	0.79
Class R5	1,000.00	1,000.00	1,042.20	1,023.39	1.15	1.14	0.23	4.01	3.97	0.80
Class Y	1,000.00	1,000.00	1,043.00	1,023.83	0.70	0.69	0.14	3.56	3.52	0.71
Class Z	1,000.00	1,000.00	1,041.70	1,023.29	1.25	1.24	0.25	4.11	4.07	0.82

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Except with respect to Columbia Thermostat Fund, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

In the case of Columbia Thermostat Fund, effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly by the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Acorn International, Columbia Acorn International Select, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, account value at the end of the period would have been reduced.

*  For the period from June 13, 2013 (commencement of operations) through June 30, 2013.

Columbia Acorn Family of Funds

Share Class Performance Average Annual Total Returns through 6/30/13

	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class Y	Class Z
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Columbia Acorn Fund
Year to date*	10.37%	4.03%	9.98%	4.98%	9.96%	8.96%	10.55%	NA	10.50%	10.54%	10.58%	10.52%
1 year	18.98%	12.14%	18.27%	13.27%	18.12%	17.12%	19.41%	NA	19.29%	19.36%	19.41%	19.32%
5 years	7.82%	6.54%	7.18%	6.88%	6.99%	6.99%	8.17%	NA	8.13%	8.14%	8.15%	8.13%
10 years	10.66%	10.00%	9.97%	9.97%	9.81%	9.81%	11.02%	NA	11.00%	11.00%	11.01%	11.00%
Columbia Acorn International
Year to date*	5.71%	-0.37%	5.32%	0.32%	5.31%	4.31%	5.87%	5.51%	5.84%	5.88%	5.89%	5.85%
1 year	18.03%	11.24%	17.16%	12.16%	17.12%	16.12%	18.43%	17.63%	18.35%	18.38%	18.42%	18.39%
5 years	3.62%	2.40%	2.93%	2.57%	2.82%	2.82%	4.03%	3.33%	3.98%	3.99%	3.99%	3.99%
10 years	13.22%	12.55%	12.47%	12.47%	12.36%	12.36%	13.64%	12.91%	13.62%	13.62%	13.63%	13.62%
Columbia Acorn USA
Year to date*	11.32%	4.93%	10.87%	5.87%	10.92%	9.92%	11.55%	NA	11.48%	11.52%	11.54%	11.46%
1 year	19.94%	13.04%	19.05%	14.05%	19.03%	18.03%	20.36%	NA	20.19%	20.23%	20.26%	20.18%
5 years	7.55%	6.28%	6.85%	6.54%	6.73%	6.73%	7.90%	NA	7.84%	7.85%	7.86%	7.84%
10 years	9.25%	8.60%	8.54%	8.54%	8.43%	8.43%	9.62%	NA	9.59%	9.59%	9.59%	9.59%
Columbia Acorn International Select
Year to date*	1.74%	-4.10%	1.37%	-3.59%	1.34%	0.34%	1.88%	NA	1.87%	1.87%	1.87%	1.84%
1 year	12.64%	6.18%	11.88%	7.12%	11.76%	10.81%	12.99%	NA	12.93%	12.93%	12.95%	12.93%
5 years	1.11%	-0.07%	0.46%	0.13%	0.31%	0.31%	1.51%	NA	1.47%	1.47%	1.48%	1.47%
10 years	12.01%	11.35%	11.29%	11.29%	11.14%	11.14%	12.39%	NA	12.37%	12.37%	12.37%	12.37%
Columbia Acorn Select
Year to date*	11.98%	5.54%	11.65%	6.65%	11.62%	10.62%	12.23%	NA	12.18%	12.17%	12.21%	12.18%
1 year	21.59%	14.62%	20.82%	15.82%	20.68%	19.68%	22.09%	NA	21.91%	21.95%	21.98%	21.96%
5 years	3.59%	2.37%	2.94%	2.58%	2.78%	2.78%	3.97%	NA	3.89%	3.90%	3.90%	3.90%
10 years	7.88%	7.24%	7.17%	7.17%	7.03%	7.03%	8.24%	NA	8.20%	8.21%	8.21%	8.21%
Columbia Thermostat Fund
Year to date*	4.05%	-1.92%	3.82%	-1.18%	3.68%	2.68%	NA	NA	4.15%	4.22%	4.30%	4.17%
1 year	10.61%	4.27%	10.11%	5.11%	9.86%	8.86%	NA	NA	10.89%	10.94%	11.00%	10.92%
5 years	6.79%	5.53%	6.26%	5.94%	6.00%	6.00%	NA	NA	7.05%	7.06%	7.07%	7.05%
10 years	7.13%	6.50%	6.55%	6.55%	6.34%	6.34%	NA	NA	7.40%	7.40%	7.41%	7.40%
Columbia Acorn Emerging Markets Fund
Year to date*	-0.42%	-6.11%	NA	NA	-0.75%	-1.74%	-0.33%	NA	-0.25%	-0.33%	-0.34%	-0.41%
1 year	18.89%	12.05%	NA	NA	18.02%	17.02%	19.31%	NA	19.24%	19.22%	19.17%	19.07%
Life of Fund	10.58%	7.13%	NA	NA	9.86%	9.86%	11.06%	NA	11.02%	11.00%	10.98%	10.93%
Columbia Acorn European Fund
Year to date*	7.40%	1.20%	NA	NA	6.99%	5.99%	7.57%	NA	NA	7.50%	NA	7.48%
1 year	20.82%	13.88%	NA	NA	19.98%	18.98%	21.14%	NA	NA	21.03%	NA	21.00%
Life of Fund	14.15%	10.59%	NA	NA	13.32%	13.32%	14.47%	NA	NA	14.43%	NA	14.41%

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B shares are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C shares are shown with and without the maximum CDSC of 1.00% for the first year after purchase. The Funds' other classes are not subject to sales charges and have limited eligibility. Please see the Funds' prospectuses for details. Performance for different share classes will vary based on differences in sales charges and certain fees associated with each class.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results may reflect the effect of any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please see Page 133 of this report for information on contractual fee waiver and expense reimbursement agreements in place for Columbia Acorn International, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund and voluntary fee waiver and expense reimbursement arrangements in place for Columbia Acorn Select and Columbia Acorn International Select as of June 30, 2013.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.922.6769.

The returns shown include the returns of each Fund's Class Z shares, each Fund's oldest share class, in cases where the inception date of the Fund is earlier than the inception date of the particular share class or where a period shown dates to before the inception date of the share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Continued on Page 7.

Fund Performance vs. Benchmarks Class Z Average Annual Total Returns through 6/30/13

Class Z Shares	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Columbia Acorn Fund (ACRNX) (6/10/70)	0.64%	10.52%	19.32%	8.13%	11.00%	14.66%
Russell 2500 Index	2.27%	15.42%	25.61%	9.21%	10.34%	NA
S&P 500 Index**	2.91%	13.82%	20.60%	7.01%	7.30%	10.77%
Russell 2000 Index	3.08%	15.86%	24.21%	8.77%	9.53%	NA
Lipper Mid-Cap Growth Funds Index	2.36%	14.26%	20.24%	6.09%	9.26%	NA
Columbia Acorn International (ACINX) (9/23/92)	-1.10%	5.85%	18.39%	3.99%	13.62%	11.17%
S&P Global Ex-U.S. Between $500M and $5B Index	-3.46%	1.95%	15.91%	2.88%	12.36%	8.32%
S&P Global Ex-U.S. SmallCap Index	-3.72%	2.13%	17.11%	2.02%	11.60%	7.64%
MSCI EAFE Index (Net)	-0.98%	4.10%	18.62%	-0.63%	7.67%	5.83%
Lipper International Small/Mid Growth Funds Index	-0.30%	7.11%	22.73%	3.39%	12.31%	NA
Columbia Acorn USA (AUSAX) (9/4/96)	0.91%	11.46%	20.18%	7.84%	9.59%	10.45%
Russell 2000 Index	3.08%	15.86%	24.21%	8.77%	9.53%	8.03%
Lipper Small-Cap Growth Funds Index	3.70%	15.86%	22.24%	8.01%	8.29%	6.54%
Columbia Acorn Int'l Select (ACFFX) (11/23/98)	-1.26%	1.84%	12.93%	1.47%	12.37%	9.37%
S&P Developed Ex-U.S. Between $2B and $10B Index	-1.05%	4.30%	17.71%	1.17%	10.30%	7.23%
MSCI EAFE Index (Net)	-0.98%	4.10%	18.62%	-0.63%	7.67%	3.77%
Lipper International Small/Mid Growth Funds Index	-0.30%	7.11%	22.73%	3.39%	12.31%	10.23%
Columbia Acorn Select (ACTWX) (11/23/98)	1.40%	12.18%	21.96%	3.90%	8.21%	9.86%
S&P MidCap 400 Index	1.00%	14.59%	25.18%	8.91%	10.74%	9.90%
S&P 500 Index**	2.91%	13.82%	20.60%	7.01%	7.30%	4.13%
Lipper Mid-Cap Core Funds Index	2.02%	14.64%	24.58%	7.50%	9.32%	8.35%
Columbia Thermostat Fund (COTZX) (9/25/02)	0.06%	4.17%	10.92%	7.05%	7.40%	8.12%
S&P 500 Index	2.91%	13.82%	20.60%	7.01%	7.30%	8.64%
Barclays U.S. Aggregate Bond Index	-2.32%	-2.44%	-0.69%	5.19%	4.52%	4.74%
Lipper Flexible Portfolio Funds Index	-0.99%	3.86%	11.32%	4.49%	6.72%	7.71%
50/50 Blended Benchmark	0.28%	5.46%	9.55%	6.55%	6.20%	6.99%
Columbia Acorn Emerging Markets Fund (CEFZX) (8/19/11)	-3.69%	-0.41%	19.07%	—	—	10.93%
S&P Emerging Markets Between $500M and $5B Index	-6.55%	-4.74%	9.98%	—	—	1.93%
MSCI Emering Markets Small Cap Index	-7.47%	-3.58%	9.86%	—	—	-0.95%
Lipper Emerging Markets Index	-7.48%	-8.01%	4.66%	—	—	1.57%
Columbia Acorn European Fund (CAEZX) (8/19/11)	3.10%	7.48%	21.00%	—	—	14.41%
S&P Europe Between $500M and $5B Index	1.50%	6.46%	26.83%	—	—	13.52%
HSBC Smaller European Companies Index	2.23%	6.37%	26.89%	—	—	10.81%
Lipper European Region Index	1.65%	5.29%	22.35%	—	—	13.62%

The inception dates for Class A, B and C shares (if offered) are as follows: Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select, 10/16/00; Columbia Thermostat Fund, 3/3/03; Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 8/19/11. The inception dates for Class I shares are as follows: Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select, 9/27/10; Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 8/19/11. The inception date for Class R shares for Columbia Acorn International is 8/15/11. The inception date for Class R4, R5 and Y shares (if offered) is as follows: Columbia Acorn Fund, Columbia Acorn USA, Columbia Acorn International Select, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 11/8/12, except that Class Y shares of Columbia Acorn Emerging Markets Fund commenced operations on June 13, 2013. The inception date for Class R5 shares of Columbia Acorn International is 8/15/11. The inception date for Class R4 and Y shares of Columbia Acorn International is 11/8/12. The inception date for Class Z shares is as follows: Columbia Acorn Fund, 6/10/70; Columbia Acorn International, 9/23/92; Columbia Acorn USA, 9/4/96; Columbia Acorn International Select and Columbia Acorn Select, 11/23/98; Columbia Thermostat Fund, 9/25/02; Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund, 8/19/11.

*Not annualized

**Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500 Index is presented to show performance against a widely recognized market index over the life of the Fund.

Please see inside front cover for a description of the indexes listed above.

Squirrel Chatter II: Health Care in the United States

Critics of the U.S. health care system note that the World Health Organization (WHO) ranked the United States thirtieth in the world in life expectancy1 despite the fact that the United States spends more money per capita on health care than any other country. They argue that health care in the United States is inferior to health care in many other developed countries.

Scott W. Atlas's book, In Excellent Health, Setting the Record Straight on America's Health Care,2 analyzes the consequences of poor lifestyle choices made by many Americans and how the U.S. health care system operates compared to health care systems elsewhere. His book cites numerous studies indicating the U.S. health care system does a great job addressing the health concerns of Americans and is likely the best system in the world.

Life Expectancy

The United States is much more violent and accident-prone than other developed countries. Homicide rates in the United States are ten times that of the United Kingdom and five times that of Canada.3 Death rates from transportation accidents in the United States are 250% that of the United Kingdom and 160% that of Canada.4 Murder and accidents account for the majority of deaths among young adults in the United States,5 and deaths at young ages substantially impact life expectancies.

Robert Ohsfeldt's and John Schneider's book, The Business of Health,6 attempts to quantify the impact of fatal injuries on life expectancy. Using linear regression, they calculate that after standardizing for fatal injuries alone, the United States would edge out Switzerland by 0.3 years and have the highest life expectancy of any country in the world.7

Other studies indicate that violence and accidents account for much, but not all, of the life expectancy shortfall in the United States. A National Academy of Sciences panel addressing cross-national health differences issued a paper that indicated 57% of the life expectancy gap for males under age 50 and 38% for females under 50 is explained by higher violence and accidents in the United States.8

The United States has a much higher incidence of obesity than other developed countries. Atlas notes that in 2010 34% of people in the United States were obese compared to 15% in Canada, 17% in Western Europe and about 24% in the United Kingdom.9 The Organization for Economic Cooperation and Development (OECD) estimates that obesity reduces life spans by up to eight to ten years.10 Sadly, the worst is yet to come for the United States, as obesity rates have increased and there appears to be a 25-year time lag between becoming obese and suffering premature death.11

Cigarette use in the United States is down substantially; smoking rates are now lower than most other OECD countries.12 However, studies have found a time lag of roughly 25 to 30 years between smoking and lung cancer mortality.13 The United States had the highest rate of smoking in the developed world from the 1930s to the mid-1980s and, according to a 2007 study, 53% of Americans were current or former smokers, compared to 43% of Western Europeans.14 Clearly the United States' legacy of smoking continues to impact health. The Surgeon General estimates that cigarette smoking causes 443,000 deaths in the United States yearly, nearly one-fifth of all deaths.15

With respect to neonatal mortality, Atlas writes that the United States has stringent reporting requirements and definitions. Birth registrations in the United States are done by hospitals and health care professionals, while many other countries rely on reporting by families or surveys.16 In the United States, a live birth is tabulated should a newborn breathe, have a beating heart, move voluntary muscles or show any other evidence of life.17 According to WHO, countries representing only 13% of births worldwide had reliable data meeting this definition.18

Elsewhere, definitions for live births vary greatly. Some countries consider births as live only if 28 weeks gestation was achieved, if a baby is 30 centimeters long, or if a baby survives 24 hours.19 Otherwise, the baby is classified as stillborn and is not considered an infant mortality.

Atlas states, "... considering that roughly half of all U.S. infant mortality occurs in the first twenty-four hours, the single criterion of omitting deaths within the first twenty-four hours by many European nations generates their falsely superior infant mortality rates."20

Data from 2004 indicated that the United States had 12% of births classified as preterm (under 32 weeks gestation), a rate 50% to 100% higher than most European countries.21 These figures are impacted by the fact the United States has more multiple gestation pregnancies. Since the early 1980s, the incidence of triplets in the United States has more than tripled to over 140 births per 100,000.22 Atlas notes that in 2007, 17% of twins and 40% of triplets in the United States were associated with fertility treatments.

The U.S. health care system should be applauded for its efforts to save premature babies rather than write them off as stillborn, as many other countries do. Except for a very limited number of abusive cases, fertility treatment should be considered a virtue of the U.S. health care system. Yet, coupled with superior record keeping, these efforts depress the country's life expectancy ranking.

Diagnosis, Treatment and Outcomes

The Centers for Disease Control and Prevention (CDC) lists heart disease as the top killer in the United States, accounting for 25% of deaths, followed by cancer at 23%, and stroke a distant third at 6%.23 Rather than judge a health care system on reported life expectancy, Atlas assesses health care quality in the United States based on actual medical care, especially diagnosis and treatment of important diseases, using objective data.

Atlas notes the challenges facing the health care system due to the poor lifestyle choices of many Americans. The CDC estimates that 80% of diabetes, heart disease and stroke, and 40% of cancer, could be eliminated through reduction in obesity and smoking.24 The rate of diabetes in the United States is typically 33% to 100% higher than other developed countries.25 A 2007 study indicated that 12% of Americans over age 50 were diagnosed with cancer, compared to only 5% in a composite of 10 European countries.26

Atlas cites data showing more timely diagnosis and treatment in the United States as compared to other countries. He writes that, "... prolonged wait times are commonly found in health systems with government-controlled nationalized health insurance."27 Numerous countries with single payer systems had to create policies to address prolonged wait times, including Canada, England, Italy, Sweden and Spain.

The United States is among the world's leaders in per capita computerized tomography (CT) and magnetic resonance imaging (MRI) scanners,28 which are crucial to accurately diagnosing leading fatal diseases and guiding lower risk and more effective treatments. In the United States, referring doctors book CT and MRI appointments within days. In other countries, people wait. In 2010, the average wait time in Canada for a CT scan was four weeks and for an MRI, ten weeks.29 A 2011 study in the United Kingdom indicated thousands of people waited over six weeks for an MRI scan. With respect to breast cancer biopsies, another survey indicated that only 1% of U.S. patients waited three weeks or more while 44% of Canadian and 20% of U.K. patients waited that long.30

Treatment of diseases also tends to be very timely in the United States. One study indicated that no elective (non-emergency) cardiac bypass patients in the United States were known to have waited more than three months, while 47% in Canada and 89% in the United Kingdom waited at least that long.31

Furthermore, treatments in the United States tend to be aggressive. A 2009 paper written by University of Pennsylvania professor Samuel Preston and doctoral candidate Jessica Ho states that 88% of Americans with high cholesterol are being medicated versus 62% of Europeans. Likewise a higher percentage of Americans over age 50 with heart disease receive medication. Among those with hypertension in the United States, 66% were being successfully treated, versus 25% to 49% in other countries.32

With respect to cancer, Preston and Ho cite studies showing that the United States tends to have the highest percentage of screenings for breast, cervical, prostate and colon cancer.33 If cancer is detected, Americans tend to receive more surgery, chemotherapy and advanced cancer drugs. A 2008 study calculated five-year survival rates for breast, colorectal and prostate cancers. Patients in the United States lead the world with a 74% survival rate. Second-best Canada came in at 71% and the United Kingdom was a laggard at 52%.

Atlas adds that new oncology drugs are most often approved and first used in the United States.34 Some 80% of worldwide medical innovation originates in the United States and, since the mid-1970s, U.S. scientists have won more than half of Nobel Prize awards in medicine and physiology.

The statistics are clear. Sick Americans are more likely to receive timely and aggressive health care than citizens of other countries. Atlas writes, "Availability of state-of-the-art medical technology, timely access to specialists, the most effective screening, the shortest wait times for life-changing surgeries, the newest, most effective drugs for more accurate, safer diagnosis and for the most advanced treatment are all superior in the United States."35

Many people appear to agree. In 2008, a McKinsey & Company study estimated that up to 85,000 patients sought in-patient treatment outside their home country. Of that number, 87% traveled to the United States for advanced medical technology, better quality care or quicker access to care. In contrast, critics of the U.S. health care system don't appear to be traveling to Cuba for treatment. Based on the facts, I agree with Atlas.

Health Care Economics and Investment Implications

Atlas states that the, "... only real crisis in America's health care today is the unsustainable and increasing burden of health care costs..."36 and recommends free market reforms. Health care costs are not the topic of this essay, but world-class health care clearly is expensive, and costs in the United States are exacerbated by detrimental lifestyle choices. I also believe that poor government policies result in few incentives for cost restraint.

Columbia Wanger Asset Management, the investment manager of the Columbia Acorn Funds, strives to provide Columbia Acorn Funds' shareholders with investments in health care companies that are pursuing breakthrough drugs and devices, with the potential to transform treatment of serious and poorly managed diseases. For example, in pivotal studies Seattle Genetics' drug

Adcetris delivered 80% response rates in advanced Hodgkin's lymphoma patients who had exhausted all other treatment options.37 In addition, we seek to invest in companies with products and services that we believe increase the cost effectiveness of health care delivery. We attempt to avoid investing in health care companies that may be more likely to be subject to cost cuts or price controls.

Charles P. McQuaid

President and Chief Investment Officer

Columbia Wanger Asset Management, LLC

The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. The views/opinions expressed here are those of the author and not of the Columbia Acorn Trust Board, are subject to change at any time based upon economic, market or other conditions, may differ from views expressed by other Columbia Management associates and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund.

1  Atlas, Scott W., In Excellent Health, Setting the Record Straight on American's Heath Care, (Stanford, California, Hoover Institution Press), p. 2.

2  Ibid.

3  Ohsfeldt, Robert L., and Schneider, John E., The Business of Health, The Role of Competition, Markets, and Regulation, (Washington, D.C., The AEI Press), p. 19.

4  Atlas, Scott W., op. cit., p. 28.

5  Ibid., p. 28.

6  Ohsfeldt, Robert L., and Schneider, John E., op. cit.

7  Ibid., p. 22.

8  Steven H. Woolf and Laudan Aron, Editors; Panel on Understanding Cross-National Health Differences Among High-Income Countries; Committee on Population; Division of Behavioral and Social Sciences and Education; National Research Council; Board on Population Health and Public Health Practice; Institute of Medicine, www.nap.edu.

9  Atlas, Scott W., op. cit., p. 105.

10  Ibid., p. 31.

11  Ibid., p. 107.

12  Ibid., p. 40.

13  Ibid., p. 41.

14  Ibid., p. 111.

15  Ibid., p. 108.

16  Ibid., p. 60.

17  Ibid., p. 67.

18  Ibid., p. 71.

19  Ibid., p. 68.

20  Ibid., p. 70.

21  Ibid., p. 73.

22  Ibid., p. 89.

23  Ibid., p. 119.

24  Ibid., p. 103.

25  Ibid., p. 113.

26  Preston, Samuel H., and Ho, Jessica Y., "Low Life Expectancy in the United States: Is the Health Care System at Fault?" University of Pennsylvania Scholarly Commons Working Paper Series, July 1, 2009, p. 4, http://repository.upenn.edu/psc_working_papers/13/. Accessed July 24, 2013.

27  Atlas, Scott W., op. cit., p. 159.

28  Ibid., p. 192-193.

29  Ibid., p. 194.

30  Ibid., p. 175.

31  Ibid., p. 187.

32  Preston, Samuel H., and Ho, Jessica Y., op. cit., p. 6.

33  Ibid., p. 3.

34  Atlas, Scott W., op. cit., p. 222.

35  Ibid., p. 233.

36  Ibid., p. 245.

37  Seattle Genetics is held in the following Columbia Acorn Funds: Columbia Acorn Fund, 1.0%; Columbia Acorn USA, 1.3%; Columbia Acorn Select, 1.4%. Please refer to Columbia Acorn Fund's and Columbia Acorn USA's "nutshell" commentaries for more on this stock's performance.

Columbia Acorn Fund

In a Nutshell

Charles P. McQuaid Lead Portfolio Manager	Robert A. Mohn Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for most recent month-end performance updates.

Columbia Acorn Fund Class Z shares rose 0.64% in the second quarter and 10.52% in the first half of 2013. The Russell 2500 Index, the Fund's primary benchmark, rose 2.27% in the quarter and 15.42% in the half. As shown on Page 7, the Fund also underperformed its other benchmarks. We are pleased with the absolute return for the half, but disappointed that the gain fell short of the benchmarks.

Shutterfly, an Internet photo-centric retailer, jumped 26% in the second quarter and 87% in the half on strong market share gains, surging revenues and improving margins. It was the Fund's top dollar winner in the half.

Rental car companies Hertz and Avis Budget Group were also big winners; Hertz was up 11% in the second quarter and drove home a 52% gain in the half. Avis still needs to try a bit harder; it moved up 3% in the quarter and a fine 45% in the half. We've liked the car rental business for a while because the industry has been consolidating and companies in it can adjust capacity quickly. Also, rental car rates and car resale pricing have been bolstered by less aggressive discounting of new car prices by automakers.

Biotech stocks were generally nice winners in the first quarter, but several moderately corrected in the second quarter. Drug developers Seattle Genetics and BioMarin Pharmaceutical each fell about 10% in the second quarter, reducing Seattle Genetics' first-half gain to 36% and BioMarin's first-half gain to 13%. Equipment maker Cepheid fell 10% in the quarter, cutting its gain for the half to just 2%, on fears that demand may slow and competition could increase. Synageva Biopharma, a biotech company focused on orphan diseases, fell 23% in the second quarter and 9% in the half on rumors that a key drug study is progressing more slowly than expected. In contrast, NPS Pharmaceuticals jumped 48% in the quarter and 66% in the six-month period on optimism concerning the launch of a gastrointestinal drug.

Columbia Acorn Fund's international stocks were down 5.83% in the second quarter and 3.73% for the half year.* Netherlands-based Imtech, a technical installation and maintenance services provider, plunged 35% in the second quarter and 68% for the half year. Imtech had reported a fraud in its German and Polish operations in the first quarter, and in the second quarter disclosed that the fraud would be more costly than expected. Other international losers included Pacific Rubiales Energy, off 16% in the quarter and 24% in the six-month period on a slow environmental licensing process in Colombia, which in turn is delaying the company's oil exploration and production. Athabasca Oil Sands, another oil development company, fell 31% in the second quarter and 41% in the half on a regulatory ruling concerning an oil sands property. Fertilizer company Sociedad Quimica y Minera de Chile dropped 27% in the quarter and 30% in the half. We've kept the Fund's international stock weighting toward the lower end of its 10-year range, and ended the quarter with a 7.8% weight.

We've spent some time analyzing Fund performance. It appears that the highest and lowest valued stocks in the Fund's benchmark tended to perform best in the second quarter and six months. Our style, growth-at-a-reasonable-price (GARP), results in Columbia Acorn Fund having a relatively low weighting of such stocks, which hurt performance somewhat during these periods. These market anomalies tend to be transitory, and we continue to believe that our GARP style should provide favorable long-term results. We also believe that our research process is sound and that we have an excellent core group of analysts. We've modestly downsized the domestic analyst team and increased coverage areas for some analysts. We think, but cannot guarantee, that this will result in more selectivity and improved relative performance.

*These returns are not comparable to mutual fund returns, as they are gross of fees and other expenses and do not portray the cash effects incurred by actual mutual funds. Columbia Acorn Fund's foreign stockholdings were not purchased as a balanced, stand-alone portfolio.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

Cepheid	1.1%
Seattle Genetics	1.0
Avis Budget Group	0.7
BioMarin Pharmaceutical	0.7
Shutterfly	0.6
Hertz	0.5
Synageva Biopharma	0.4
NPS Pharmaceuticals	0.3
Pacific Rubiales Energy	0.3
Sociedad Quimica y Minera de Chile	0.1
Athabasca Oil Sands	0.1
Imtech	0.1

Columbia Acorn Fund

At a Glance

Total Net Assets of the Fund:
$18.8 billion

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn Fund Class Z Shares

June 10, 1970 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period. A $10,000 investment in Columbia Acorn Fund at inception appreciated to $31,777 on December 31, 1978, the inception date of the Russell 2500 Index. For comparison with the Russell 2500 Index, we assigned the index the same value as the Fund at index inception. Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500 Index is presented to show performance against a widely recognized market index over the life of the Fund.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Class Z (6/10/70 inception)	0.64%	10.52%	19.32%	8.13%	11.00%	14.66%
Class A (10/16/00 inception)
without sales charge	0.54	10.37	18.98	7.82	10.66	14.29
with sales charge	-5.25	4.03	12.14	6.54	10.00	14.13
Russell 2500 Index**	2.27	15.42	25.61	9.21	10.34	N/A

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see the inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 0.82% for Class Z shares and 1.10% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Ametek Aerospace/Industrial Instruments	2.2%
2.	Mettler-Toledo International Laboratory Equipment	1.7%
3.	Donaldson Industrial Air Filtration	1.6%
4.	Crown Castle International Communications Towers	1.5%
5.	tw telecom Fiber Optic Telephone/Data Services	1.4%
6.	Amphenol Electronic Connectors	1.4%
7.	FMC Technologies Oil & Gas Well Head Manufacturer	1.4%
8.	SBA Communications Communications Towers	1.3%
9.	Nordson Dispensing Systems for Adhesives & Coatings	1.3%
10.	Cepheid Molecular Diagnostics	1.1%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn International

In a Nutshell

P. Zachary Egan Co-Portfolio Manager	Louis J. Mendes III Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for most recent month-end performance updates.

Columbia Acorn International Class Z shares fell 1.10% in the second quarter of 2013, 2.36% better than the Fund's primary benchmark, the S&P Global Ex-U.S. Between $500M and $5B Index, which fell 3.46%. This comes on the heels of a solid first quarter, during which the Fund rose 7.03%. The Fund's return for the semiannual period was 5.85%, 3.90% ahead of its primary benchmark. For comparison, the large-cap, developed market MSCI EAFE Index (Net) rose 4.10% during the period.

In the second quarter, many bond markets experienced a sharp rise in mid-term interest rates following the mid-May remarks by U.S. Federal Reserve Bank Chairman Ben Bernanke that the Fed could "take a step down in our pace of purchase" of bonds, an unconventional practice that has supported low interest rates through the present financial crisis. How the Fed will manage this policy shift is of critical importance to investors globally, since many risk assets are priced off of U.S. government bonds. While Bernanke's remarks are grounded in signs of a normalizing U.S. economy—ostensibly good news—10-year bond rates rose on average 100 basis points in the ensuing weeks, which triggered a sell-off in international equities as investors discounted the impact more expensive money would have on economic activity and asset values in diverse markets. While the outlook for the U.S. economy may be brightening, things still appear grim in many parts of the world. In June, fears of stagflation in Brazil sent over one million people into the streets demanding more accountability from a government whose popularity has reached historic lows. Slowing economic growth in China upset already weak commodity markets and sent resources shares tumbling in the second quarter. Japanese stocks also took a breather in the quarter as the initial euphoria of "Abenomics" began to fade following two prior quarters of sharply rising markets. Despite the ebb and flow of market sentiment, many of the Fund's holdings have continued to post growth in earnings.

The Fund's top performer for the second quarter and the half year was Start Today, a Japanese online apparel retailer that has successfully managed costs to return the company to strong profitability after a rough 2012, during which its shares declined 60%. Start Today rose 54% in the second quarter and was up 114% for the six-month period. Siam Makro, a Thai-based cash and carry retailer of goods and produce, rose 41% in the quarter and 75% for the half year following a takeover bid from fellow Thai retailer CP-ALL. In recent years, Thailand has had a strong domestic economy as government policies and foreign investment have continued to increase the purchasing power of the rising middle class outside of urban Bangkok. Taiwan's St. Shine Optical, the world's leading manufacturer of daily disposable contact lenses, rose 32% in the second quarter and ended the six-month period up 69%. Continued expansion of its overseas presence and increasing penetration of daily-wear contact lenses, which have become more affordable with rising regional incomes, drove gains.

Commodity-related holdings, namely in energy and basic materials, came under pressure as anxiety about the macroeconomic outlook spiked. Coal miner Mongolian Mining fell nearly 50% in the second quarter and was off 63% for the half year on disappointing volume throughput to China as logistic improvements continue to be delayed. Brazilian gold miner Beadell Resources and Australia's Regis Resources declined 51% and 39%, respectively, in the second quarter and were both off more than 50% for the half year as gold prices dropped over 25% in the first six months of 2013. Imtech, a Dutch technical installation and maintenance services provider, fell 35% in the second quarter as it became clear an earnings-dilutive rights issue was in the offing. This offering became necessary following news of fraud in Imtech's German and Polish operations. Year to date through June 30, Imtech's stock was down 68%. In Korea, Samsung Engineering fell 32% during the second quarter and was off 49% for the half year as the outlook for earnings declined amidst weakening overseas construction orders. We opted to sell the Fund's position in this stock.

Considerable uncertainties mar the international landscape. We expect continued high volatility in the second half of the year. We believe that, while unsettling, volatility provides opportunities to buy good companies at attractive prices.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

Start Today	0.8%
St. Shine Optical	0.8
Beadell Resources	0.4
Regis Resources	0.2
Imtech	0.2
Mongolian Mining	0.2

Columbia Acorn International

At a Glance

Total Net Assets of the Fund:
$7.3 billion

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn International Class Z Shares

September 23, 1992 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Class Z (9/23/92 inception)	-1.10%	5.85%	18.39%	3.99%	13.62%	11.17%
Class A (10/16/00 inception)
without sales charge	-1.17	5.71	18.03	3.62	13.22	10.74
with sales charge	-6.85	-0.37	11.24	2.40	12.55	10.42
S&P Global Ex-U.S. Between $500M and $5B**	-3.46	1.95	15.91	2.88	12.36	8.32

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see the inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 0.95% for Class Z shares and 1.31% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Far EasTone Telecom (Taiwan) Taiwan Third Largest Mobile Operator	1.5%
2.	Coronation Fund Managers (South Africa) South African Fund Manager	1.2%
3.	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	1.1%
4.	CCL Industries (Canada) Leading Global Label Converter	1.1%
5.	Melco Crown Entertainment - ADR (Hong Kong) Macau Casino Operator	1.1%
6.	Eurofins Scientific (France) Food, Pharmaceuticals & Materials Screening & Testing	1.0%
7.	Neopost (France) Postage Meter Machines	1.0%
8.	Partners Group (Switzerland) Private Markets Asset Management	1.0%
9.	Taiwan Mobile (Taiwan) Taiwan's Second Largest Mobile Operator	1.0%
10.	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	0.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn USA

In a Nutshell

Robert A. Mohn Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Columbia Acorn USA Class Z shares ended the second quarter of 2013 up 0.91%, underperforming the 3.08% gain of the Fund's primary benchmark, the Russell 2000 Index. Year to date through June 30, 2013, the Fund was up 11.46% compared to its benchmark's gain of 15.86%. The Fund underperformed its benchmark due, in part, to our growth-at-a-reasonable-price (GARP) style of investing. This style tends to lag the benchmark during a strong market spurt like that experienced during the first half of 2013.

Top contributors in the quarter included tw telecom, a fiber optic telephone and data services provider, up 12% in the second quarter and 10% for the half year. Rumblings of a potential sale of the company sent the stock up in the second quarter. NPS Pharmaceuticals bucked the downward trend of some Fund health care stocks, gaining 48% in the second quarter and ending the half up 65%. NPS successfully launched a new drug to treat short bowel syndrome. SPS Commerce, a developer of supply chain management software delivered via the web, gained 29% in the second quarter and 48% for the half year on strong growth in revenue.

Year to date, rental car companies Avis Budget Group and Hertz were strong contributors with gains of 45% and 52%, respectively, for the six-month period. The rental car industry has benefited from consolidation and positive trends in rental car pricing. Bally Technologies, a slot machine manufacturer and software developer, gained 26% in the half after reporting a strong first quarter fueled by increased demand for replacement slot machines. Internet photo-centric retailer Shutterfly ended the half year up 87% and gained 26% in the second quarter after reporting solid market share gains.

Health care stocks Synageva Biopharma, Seattle Genetics and Cepheid had losses ranging from 10% to 23% in the second quarter. The stock of Synageva Biopharma, a biotech focused on rare diseases, suffered from investor concerns over potential delays. Seattle Genetics dropped 11% in the second quarter as biotech stocks in general corrected. Cepheid, a provider of molecular diagnostic supplies, fell after a medical journal article suggested screening using a test similar to one offered by Cepheid was an ineffective approach to addressing hospital infections. For the half year, Synageva Biopharma was down 9%, while Seattle Genetics' strong first quarter left the stock with a 36% six-month gain and Cepheid held onto a 2% gain for the half.

While its stock bounced back 4% in the second quarter, premium active apparel retailer lululemon athletica was down 15% for the six months as investors reacted negatively to the resignation of the company's CEO. Fiber laser manufacturer IPG Photonics was off over 8% for the second quarter and the half on weaker than expected revenue growth and concerns about China, the source of 17% of the company's revenue. Plagued by a number of project delays, ESCO Technologies, a manufacturer of automatic electric meter readers, fell 13% for the half year and was off 21% in the second quarter.

The Fund's double-digit gain for the first half of the year was impressive, but we were disappointed that its return lagged the small-cap benchmarks. As mentioned above, our GARP style was somewhat out of favor for both the quarter and the half year, as stocks at the top and bottom of the valuation spectrum brought top gains. Investing styles ebb and flow during market cycles, but our GARP approach has historically worked well over the long term.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

tw telecom	2.4%
Avis Budget Group	2.2
Bally Technologies	2.2
IPG Photonics	1.8
ESCO Technologies	1.6
Cepheid	1.3
Seattle Genetics	1.3
SPS Commerce	1.0
Hertz	1.0
Shutterfly	0.8
NPS Pharmaceuticals	0.7
Synageva Biopharma	0.7
lululemon athletica	0.5

Columbia Acorn USA

At a Glance

Total Net Assets of the Fund:
$1.5 billion

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn USA Class Z Shares

September 4, 1996 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Class Z (9/4/96 inception)	0.91%	11.46%	20.18%	7.84%	9.59%	10.45%
Class A (10/16/00 inception)
without sales charge	0.85	11.32	19.94	7.55	9.25	10.07
with sales charge	-4.95	4.93	13.04	6.28	8.60	9.68
Russell 2000 Index**	3.08	15.86	24.21	8.77	9.53	8.03

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see the inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 1.15% for Class Z shares and 1.38% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Nordson Dispensing Systems for Adhesives & Coatings	3.0%
2.	tw telecom Fiber Optic Telephone/Data Services	2.4%
3.	Ametek Aerospace/Industrial Instruments	2.3%
4.	Extra Space Storage Self Storage Facilities	2.2%
5.	Avis Budget Group Second Largest Car Rental Company	2.2%
6.	Bally Technologies Slot Machines & Software	2.2%
7.	Mettler-Toledo International Laboratory Equipment	2.1%
8.	Donaldson Industrial Air Filtration	1.9%
9.	Atwood Oceanics Offshore Drilling Contractor	1.9%
10.	IPG Photonics Fiber Lasers	1.8%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn International Select

In a Nutshell

Christopher J. Olson Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Columbia Acorn International Select Class Z shares ended the second quarter of 2013 down 1.26% versus a 1.05% drop for the Fund's primary benchmark, the S&P Developed Ex-U.S. Between $2B and $10B Index. For the first half, the Fund gained 1.84% while its benchmark rose 4.30%. Overall for both periods, the Fund's very strong stock performance in Japan was more than offset by an overweight in the underperforming materials sector.

Start Today, a Japanese online apparel retailer, was the top contributor to Fund gains in the second quarter and the half year. Up 54% in the second quarter and 114% year to date as of June 30, the company continued to benefit from improved marketing and cost cutting, combined with strong revenue growth. NGK Spark Plug, a Japanese auto parts manufacturer, ended the quarter up 30% and the half up 53%, as exporters continued to benefit from a weaker yen. Rounding out the Japanese winners, Seven Bank, a provider of ATM processing services, enjoyed a 13% gain in the second quarter and was up 39% for the half as the company continued expansion of ATMs in the 7-11 store network in Japan.

Far EasTone Telecom, Taiwan's third largest mobile operator, and Taiwan Mobile, its second largest, rebounded from first quarter declines during the period. Far EasTone Telecom was up 18% for the second quarter and ended the half with a 5% gain. Taiwan Mobile was up 16% for the quarter and 7% for the half. Both companies continue to report very steady earnings growth driven by increasing smartphone usage and subsequent data growth.

As mentioned, the Fund's performance during the period was dampened by its overweight in the materials sector. The laggards list for the second quarter and for the half year was dominated by mining stocks. Brazilian gold miner Beadell Resources was down more than 50% for the second quarter and the half year. Fresnillo, a silver and metal byproduct miner in Mexico, fell 33% in the second quarter and was off 54% year to date as of June 30. Australian gold miner Regis Resources fell 39% in the quarter and was down 50% for the half-year period. Falling gold and silver prices drove the sector's underperformance despite the good operating results reported by these companies. The Fund cut back on its exposure in the materials sector earlier this year, but we believe that historically low valuations at this point argue for leaving its current weighting in place.

Real estate stocks pulled back in the second quarter on fears of higher interest rates. Singapore's industrial property landlords Ascendas REIT and Mapletree Logistics Trust fell 17% and 10%, respectively, while Japan's Nippon Prologis REIT and Orix JREIT both fell 19% in the second quarter. Operationally, all the REITs held by the Fund continue to perform well.

Monetary policy has been one of the main drivers of stock market performance and those countries with significant easing programs (Japan and the United States, for example) have reported strong returns while those countries that have not opted for such programs (Hong Kong, Korea, many emerging markets) have been decidedly weak. Fund holdings reflected this trend with strength coming from Japanese names, while those listed in emerging markets struggled during the period. The Fund will continue to focus on companies with strong fundamentals but will seek to be mindful of the impact that government fiscal policies are having on the investment environment.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. The Fund has potentially greater price volatility due to its concentration in a limited number of stocks of small- and mid-size companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

Far EasTone Telecom	7.9%
Taiwan Mobile	5.4
Ascendas REIT	4.9
Start Today	4.6
NGK Spark Plug	4.5
Seven Bank	3.0
Mapletree Logistics Trust	2.8
Nippon Prologis REIT	2.2
Beadell Resources	1.6
Regis Resources	1.3
Orix JREIT	1.2
Fresnillo	1.0

Columbia Acorn International Select

At a Glance

Total Net Assets of the Fund:
$339.6 million

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn International Select Class Z Shares

November 23, 1998 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Class Z (11/23/98 inception)	-1.26%	1.84%	12.93%	1.47%	12.37%	9.37%
Class A (10/16/00 inception)
without sales charge	-1.31	1.74	12.64	1.11	12.01	9.02
with sales charge	-6.98	-4.10	6.18	-0.07	11.35	8.57
S&P Developed Ex-U.S. Between $2B and $10B Index**	-1.05	4.30	17.71	1.17	10.30	7.23

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see the inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 1.26% for Class Z shares and 1.51% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	7.9%
2.	Taiwan Mobile (Taiwan) Taiwan's Second Largest Mobile Operator	5.4%
3.	Ascendas REIT (Singapore) Industrial Property Landlord	4.9%
4.	Start Today (Japan) Online Japanese Apparel Retailer	4.6%
5.	NGK Spark Plug (Japan) Automobile Parts	4.5%
6.	Jardine Lloyd Thompson Group (United Kingdom) International Business Insurance Broker	4.0%
7.	CCL Industries (Canada) Largest Global Label Converter	4.0%
8.	Seven Bank (Japan) ATM Processing Services	3.0%
9.	Mapletree Logistics Trust (Singapore) Industrial Property Landlord	2.8%
10.	Archipelago Resources (Indonesia) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2.5%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn Select

In a Nutshell

Robert A. Chalupnik Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for most recent month-end performance updates.

Columbia Acorn Select Class Z shares ended the second quarter of 2013 up 1.40%, outperforming the 1.00% gain of its primary benchmark, the S&P MidCap 400 Index. For the semiannual period, the Fund was up 12.18%, falling short of the 14.59% gain of the benchmark. While the Fund gained ground in the second quarter, poor stock performance in the energy sector dampened six-month gains. The Fund was underweight in energy versus the benchmark and its investments in smaller energy companies lagged the sector.

Three holdings discussed last quarter continued to show strength through the second quarter. U.S. car rental company Hertz gained 11% in the quarter and was up 52% for the half year. The rental car industry is benefiting from consolidation and its ability to quickly adjust capacity. WNS, an offshore business process outsourcing company, ended the quarter up 13% and the half up nearly 60% on solid revenue growth. Insurance provider CNO Financial was up 14% for the quarter and 39% for the half year, as an increase in interest rates sparked investor interest in life insurance companies.

Other strong contributors included Sanmina, a provider of electronic manufacturing services, which bounced with the tech sector and gained 26% in the second quarter and ended the half up 29%. Globalstar, a satellite mobile voice and data carrier, provided a 75% gain for the Fund in the quarter and ended the half up 78%. Real Goods Solar, a residential solar energy installer, rose 211% in the quarter and 646% in the Fund for the half. We sold Globalstar and Real Goods Solar during the period, capturing the surge in their stock prices. Both stocks dropped after we sold them. Removing these two holdings from the portfolio was also in keeping with our effort to reposition the portfolio away from riskier, micro-cap names.

On the downside, convention hotel operator Ryman Hospitality Properties pulled back in the second quarter, falling 13% on reduced group bookings. Year to date through the end of June, the stock held onto a 4% gain. Petrodorado Energy, an oil and gas exploration company, fell 68% in the second quarter, leaving the stock with a 53% loss for the half year. Petrodorado hit oil in Colombia, but uncertainty as to whether the find would be commercially viable caused investors to move away from the stock. Also in the oil exploration sector, Pacific Rubiales Energy was off 16% in the quarter and down 24% for the half year due to delays caused by a slow environmental licensing process in Colombia. F5 Networks, a provider of Internet traffic management equipment, fell 23% in the second quarter and 30% in the half on a slight earnings miss and lowered guidance.

Four new names were added to the portfolio including PVH, an apparel wholesaler and retailer with global mega-brands including Calvin Klein and Tommy Hilfiger. Another new holding, Blackhawk Network, is a third-party distributor of prepaid content like gift cards. Blackhawk was spun out of former Fund holding Safeway grocery stores. Since we have covered Safeway for years, we know this piece of their business well and we believe it has growth potential. Trimble Navigation, a manufacturer of global positioning satellites (GPS) instruments, was also added during the second quarter. We believe increased use of GPS technology in many areas including agriculture, engineering and construction provides a nice runway of growth for Trimble. The final new addition was consumer electronics specialty retailer Best Buy, which offers a turnaround opportunity driven by new company management.

The stock market rally continued into the second quarter while gold and bond prices retreated on concerns that the Federal Reserve will taper off its bond buying program. Although we think about macro issues including global growth rates, government deficits and interest rate changes, our primary focus is on finding companies that have strong prospects for growing sales and earnings through product innovation, market share gains and manufacturing efficiencies, while paying a reasonable price for that outlook. The trades we made during the quarter continue to focus the Fund on this strategy. Thank you for your investment in the Fund.

Risks include stock market fluctuations due to economic and business developments. The Fund also has potentially greater price volatility due to the Fund's concentration in a limited number of stocks of mid-size companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

CNO Financial Group	5.8%
Hertz	5.4
WNS	4.8
Ryman Hospitality Properties	2.0
Sanmina	1.8
F5 Networks	1.6
Pacific Rubiales Energy	1.4
PVH	1.3
Blackhawk Network	1.2
Trimble Navigation	1.0
Best Buy	0.7
Petrodorado Energy	0.2

Columbia Acorn Select

At a Glance

Total Net Assets of the Fund:
$857.4 million

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn Select Class Z Shares

November 23, 1998 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Class Z (11/23/98 inception)	1.40%	12.18%	21.96%	3.90%	8.21%	9.86%
Class A (10/16/00 inception)
without sales charge	1.33	11.98	21.59	3.59	7.88	9.51
with sales charge	-4.51	5.54	14.62	2.37	7.24	9.07
S&P MidCap 400 Index**	1.00	14.59	25.18	8.91	10.74	9.90

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see the inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 1.07% for Class Z shares and 1.35% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Ametek Aerospace/Industrial Instruments	6.0%
2.	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	5.8%
3.	Hertz Largest U.S. Rental Car Operator	5.4%
4.	WNS - ADR (India) Offshore Business Process Outsourcing Services	4.8%
5.	Discover Financial Services Credit Card Company	4.2%
6.	Amphenol Electronic Connectors	4.0%
7.	Donaldson Industrial Air Filtration	3.9%
8.	City National Bank & Asset Manager	3.5%
9.	Crown Castle International Communications Towers	3.3%
10.	SBA Communications Communications Towers	3.1%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Thermostat Fund

In a Nutshell

Charles P. McQuaid Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

A "fund of fund" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with a fund that invests and trades directly in financial instruments under the direction of a single manager.

Columbia Thermostat Fund Class Z shares ended the second quarter of 2013 with a slight gain of 0.06%. This compares to a 2.91% return for the Fund's primary equity benchmark, the S&P 500 Index, and a 2.32% decline for its primary debt benchmark, the Barclays U.S. Aggregate Bond Index. Year to date through June 30, the Fund was up 4.17% versus a 13.82% return for the S&P 500 Index and a 2.44% drop in the Barclays U.S. Aggregate Bond Index.

The Fund hit four reallocation triggers during the second quarter. Responding to market moves, stock exposure was increased to 35% in April, reduced to 20% in May and increased twice in June, ultimately to 30%. In keeping with the "31-day Rule" defined in the Fund's prospectus, the Fund makes additional reallocations within a 31-day period as long as the reallocation is in the same direction, but does not switch directions within that period of time. The 31-day Rule fortuitously delayed the Fund from selling stocks while the market rallied in late April and early May.

The equity portion of the portfolio provided a 1.51% weighted average gain for the second quarter and was up 11.80% year to date through the end of June. Columbia Large Cap Enhanced Core Fund led performance in the quarter with a 3.74% gain, while Columbia Dividend Income Fund was the half year winner with a 15.27% return.

The bond portion of the Fund had a weighted average loss for both the second quarter and the six months, down 1.45% and 0.74%, respectively. Columbia Short Term Bond Fund was down 0.38% in the second quarter and was the best performing bond fund in the portfolio. Columbia Income Opportunities Fund eked out a 0.03% gain for the half year, the highest bond fund return within the portfolio for that period.

Once again, the Fund ended the quarter with an equity weight of 30%. As we mentioned in our first quarter shareholder report, this is substantially greater than the Fund's minimum allocation of 10%, which the Fund would reach if the S&P 500 exceeds 1,750. At press time, the S&P 500 had reached new record highs but remained below the 1,750 level.

Results of the Funds Owned in Columbia Thermostat Fund

as of June 30, 2013

Stock Funds

Fund	Weightings in category	2nd quarter	Year to date
Columbia Acorn International, Class I	20%	-1.10%	5.87%
Columbia Dividend Income Fund, Class I	20%	3.41%	15.27%
Columbia Acorn Fund, Class I	15%	0.64%	10.55%
Columbia Contrarian Core Fund, Class I	15%	3.28%	15.17%
Columbia Acorn Select, Class I	10%	1.43%	12.23%
Columbia Large Cap Enhanced Core Fund, Class I	10%	3.74%	14.56%
Columbia Select Large Cap Growth Fund, Class I	10%	-0.77%	10.48%
Weighted Average Equity Gain	100%	1.51%	11.80%

Bond Funds

Fund	Weightings in category	2nd quarter	Year to date
Columbia Short Term Bond Fund, Class I	40%	-0.38%	-0.05%
Columbia Intermediate Bond Fund, Class I	30%	-2.63%	-2.44%
Columbia Income Opportunities Fund, Class I	30%	-1.74%	0.03%
Weighted Average Income Loss	100%	-1.45%	-0.74%

Columbia Thermostat Fund Rebalancing in the Second Quarter

April 19, 2013	35% stocks, 65% bonds
May 20, 2013	20% stocks, 80% bonds
June 20, 2013	25% stocks, 75% bonds
June 21, 2013	30% stocks, 70% bonds

The value of an investment in the Fund is based primarily on the performance of the underlying funds in which it invests. The Fund is subject to the risk that the investment manager's decisions regarding asset classes and underlying funds will not anticipate market trends successfully, resulting in a failure to preserve capital or lower total return.

The Fund's investments in the underlying funds may also present certain risks, including the following: Investments made by underlying funds in foreign securities, particularly those in emerging markets countries, are subject to special risks, including, but not limited to, a greater degree of social, political and economic volatility than is associated with domestic investments, as well as the risks associated with any differences in financial standards, including foreign taxation. Investments by the underlying funds in small- and mid-cap companies, as well as in restricted securities, pose special risks, including potential illiquidity and price volatility. Underlying funds that concentrate their investments in a single industry sector, such as technology or healthcare, are subject to the risk that companies in the same sector may be similarly affected by economic or market downturns. Risks associated with investments in bond funds include credit risk, interest rate risk, and prepayment and extension risk. Debt securities with the lowest investment grade ratings and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities also tend to be more sensitive to credit risk than higher-rated securities. This is not an offer of the shares of any other mutual fund mentioned herein.

Columbia Thermostat Fund

At a Glance

Total Net Assets of the Fund:
$1.2 billion

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Thermostat Fund Class Z Shares

September 25, 2002 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	5 years	10 years	Life of Fund
Class Z (9/25/02 inception)	0.06%	4.17%	10.92%	7.05%	7.40%	8.12%
Class A (3/3/03 inception)
without sales charge	-0.07	4.05	10.61	6.79	7.13	7.85
with sales charge	-5.83	-1.92	4.27	5.53	6.50	7.25
S&P 500 Index**	2.91	13.82	20.60	7.01	7.30	8.64
Barclays U.S. Aggregate Bond Index**	-2.32	-2.44	-0.69	5.19	4.52	4.74

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary stock and primary bond benchmarks. Please see inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 0.85% for Class Z shares and 1.10% for Class A shares. The returns shown for periods prior to the inception of the Fund's Class A shares append the returns of the Fund's Class Z shares, the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Asset Allocation

as a percentage of net assets, as of 6/30/13

Portfolio Weightings

as a percentage of assets in each investment category, as of 6/30/13

Stock Mutual Funds

Columbia Acorn International, Class I	20%
Columbia Dividend Income Fund, Class I	20%
Columbia Acorn Fund, Class I	15%
Columbia Contrarian Core Fund, Class I	15%
Columbia Acorn Select, Class I	10%
Columbia Large Cap Enhanced Core Fund, Class I	10%
Columbia Select Large Cap Growth Fund, Class I	10%

Bond Mutual Funds

Columbia Short Term Bond Fund, Class I	40%
Columbia Intermediate Bond Fund, Class I	30%
Columbia Income Opportunities Fund, Class I	30%

Columbia Acorn Emerging Markets Fund

In a Nutshell

Fritz Kaegi Lead Portfolio Manager	Stephen Kusmierczak Lead Portfolio Manager

P. Zachary Egan Co-Portfolio Manager	Louis J. Mendes III Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for most recent month-end performance updates.

Columbia Acorn Emerging Markets Fund Class Z shares declined 3.69% in the second quarter of 2013, less than the 6.55% drop of its primary benchmark, the S&P Emerging Markets Between $500M and $5B Index. The Fund also outperformed for the six month period, falling 0.41% versus the benchmark's decline of 4.74%. Since its inception in August 2011, the Fund had an annualized gain of 10.93%, nine percentage points ahead of the benchmark's 1.93% return.

The Fund's two Russian holdings had the highest returns in the second quarter. Internet search engine Yandex rose 38% as solid growth in the amount that advertisers pay per click drove strong first quarter results and higher expectations for the full year. QIWI, a Russian electronic payments processor, rose 37% after its May IPO on better expectations for growth in digital payments volume. Other winners in the second quarter included WuXi Pharma Tech, a new stock added to the Fund. It is the largest contract research organization to the pharmaceutical, biotech and medical device industries in China. The stock was up 24% in the quarter on expectations that investments in biologic manufacturing will start to pay off.

In Taiwan, St. Shine Optical, the world's leading disposable contact lens manufacturer, was up 31% in the second quarter and 68% for the first half of the year. The company has benefited from continued strong orders from Japan. South Africa's Coronation Fund Managers, an independent mutual fund company, gained 25% in the second quarter and 39% for the half year as strong retail inflows and good fund performance have boosted both assets under management and the firm's average overall fees. First half top percentage gainers also included miniature acoustic components manufacturer AAC Technologies in Hong Kong, up 64%, and Hong Kong casino operator Melco International, up 58%.

Fund resources stocks were the biggest losers in the second quarter and for the semiannual period. Brazilian gold miner Beadell Resources fell 55% in the second quarter and 58% in the first half due to falling gold prices and declining valuations for gold miners. As one of the lowest-cost miners in the industry, we believe Beadell should be profitable even with significantly lower gold prices. Coal miner Mongolian Mining fell 50% in the quarter and 63% over the six months, hurt by uncertainty surrounding operating conditions, falling coking coal prices, Chinese demand, and the health of the company's balance sheet. We are hopeful that the Mongolian government will adopt a standard-gauge rail link to China and thus reduce logistics costs.

Melco Crown (Philippines) Resorts executed an initial public offering at the market peak in April, and the stock proceeded to drop 44% in the second quarter on worries about a potential increase in the local gaming tax. CHC Healthcare, a distributor of medical devices in Taiwan and China, fell 36%

during the quarter due to license delays and project cost overruns. Chilean retailer Empresas Hites fell roughly 35% in the quarter and the half year following the announcement of an investigation by the local consumer protection agency. Brazilian loyalty program operator Multiplus dropped 35% over the six-month period due to increased competition for its leading airline partner TAM and a weakening local economy.

Emerging markets stocks have been shaken by worries about tightening liquidity and real investment outflows. Such volatility is part of the challenge in emerging markets investing and, as seen in the last half decade, also describes the experience of investing in developed markets. While we possess no proven edge in outguessing the macroeconomics driving the emerging markets group, we believe that our fundamental research, investment process and long-term ownership horizon do provide the chance to outperform in individual stock selection. We have responded to seeming valuation discrepancies and significant recent price swings by adjusting the Fund's position weights and adding a total of 14 new stocks during the second quarter. The Fund's total net assets reached $177 million at the end of the period, up from $23 million at the end of the first quarter. As we write these comments in mid-August, Fund assets have risen to approximately $240 million. While we believe these strong inflows have been manageable and have not adversely impacted Fund performance, we recognize that there are capacity limitations to the Fund's strategy and we are monitoring the Fund's growth carefully, mindful of those limitations. The team is encouraged that the Fund has substantially outperformed the benchmark in this volatile first half of 2013, proving, we believe, the merit of our focus on higher quality business models.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

Coronation Fund Managers	2.7%
Melco International	2.4
St. Shine Optical	1.3
Yandex	1.2
AAC Technologies	1.2
QIWI	1.2
Empresas Hites	0.9
WuXi Pharma Tech	0.9
Multiplus	0.9
CHC Healthcare	0.8
Mongolian Mining	0.8
Melco Crown (Philippines) Resorts	0.8
Beadell Resources	0.7

Columbia Acorn Emerging Markets Fund

At a Glance

Total Net Assets of the Fund:
$177.4 million

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn Emerging Markets Fund Class Z Shares

August 19, 2011 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	Life of Fund
Class Z (8/19/11 inception)	-3.69%	-0.41%	19.07%	10.93%
Class A (8/19/11 inception)
without sales charge	-3.69	-0.42	18.89	10.58
with sales charge	-9.24	-6.11	12.05	7.13
S&P Emerging Markets Between $500M and $5B Index**	-6.55	-4.74	9.98	1.93

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 1.60% for Class Z shares and 1.85% for Class A shares.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	2.9%
2.	Coronation Fund Managers (South Africa) South African Fund Manager	2.7%
3.	Melco International (Hong Kong) Macau Casino Operator	2.4%
4.	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	2.1%
5.	Nagacorp (Cambodia) Casino/Entertainment Complex in Cambodia	2.0%
6.	Rand Merchant Insurance (South Africa) Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	1.9%
7.	Halyk Savings Bank of Kazakhstan - GDR (Kazakhstan) Largest Retail Bank & Insurer in Kazakhstan	1.8%
8.	Lifestyle International (Hong Kong) Mid to High-end Department Store Operator in Hong Kong & China	1.8%
9.	Tower Bersama Infrastructure (Indonesia) Communications Towers	1.8%
10.	Samui Airport Property Fund (Thailand) Thai Airport Operator	1.7%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn European Fund

In a Nutshell

Andreas Waldburg-Wolfegg Lead Portfolio Manager	Stephen Kusmierczak Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Columbia Acorn European Fund Class Z shares closed the second quarter of 2013 up 3.10% and the semiannual period up 7.48%. The Fund outperformed its primary benchmark, the S&P Europe Between $500M and $5B Index, for both periods. The benchmark was up 1.50% in the second quarter and 6.46% year to date through June.

The information technology sector contributed the most to performance in the second quarter and industrial stocks were the main detractor. From a country perspective, our stock picks in the United Kingdom, Switzerland and Finland did well, while holdings of companies located in Iceland, Italy, Norway and the Asian markets struggled.

For the half year, information technology again did well, as did financials and consumer discretionary stocks. Industrials remained a major detractor. In country terms, U.K. holdings were strong, followed by those listed in Finland and France. Major detractors were again located in Asian markets and Norway, as well as the Netherlands.

In terms of individual stocks, U.K. Internet grocer Ocado, up 91%, was the top contributor in the second quarter. QIWI, a Russian Internet electronic payment provider quoted in London, had a 35% gain in the quarter. Whitbread, a British budget hotel and coffee shop operator, rounded out the quarterly winner list with a 21% gain.

Detractors in the second quarter included Dutch technical installation and maintenance service provider Imtech, off 35%. L'Occitane International, a skin care and cosmetics producer listed in Hong Kong, fell 13%. Icelandic poultry and fish processing equipment manufacturer Marel fell 16%.

For the first six months of the year, Ocado again was the largest contributor to gains, rising 220%. In the Netherlands, Core Labs, a provider of oil and gas reservoir consulting services, gained 40%. French testing company Eurofins Scientific rose 29% for the half year and Rightmove, a U.K. Internet real estate listings service, gained 37%.

Detractors for the six-month period included Imtech, down 68%. Archipelago Resources, an Indonesian gold miner listed in the United Kingdom, fell 26% and Subsea 7, a Norwegian offshore subsea contractor, fell 27%.

Looking more closely at the reasons for top gains and losses, Ocado recently signed a deal with U.K. grocer Morrison's to provide warehouse space and white label products that will allow Morrison's to enter the Internet grocery trade quickly. The deal came with a large amount of cash for Ocado, the likelihood of breaking even much earlier than expected, and the expectation that the company may evolve from a pure provider of groceries to the general public to a provider of solutions to the trade. The announcement of the Morrison's deal and the change in perception made the stock perform strongly.

QIWI went public at the beginning of May as mail.ru, a former Fund holding, sold a large part of its stake in QIWI. The IPO was priced in the middle of the range, which we took as an indication that management wanted a solid after market. QIWI has a strong market share and innovative products and reported solid operating results at the beginning of June, which drove strong demand for the shares.

In April, Whitbread reported very strong results for the full year. This announcement sent its stock up after being range bound in the first four months of the year.

Imtech uncovered a serious case of accounting fraud and mismanagement in its Polish and German operations. The stock more than halved in February, when the fraud was first discovered, and took another 40% hit in June after the terms of the rights issue were announced, which is necessary to restore the balance sheet.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Fund's Positions in Mentioned Holdings

As a percentage of net assets, as of 6/30/13

Eurofins Scientific	2.8%
Whitbread	1.8
Ocado	1.7
Rightmove	1.6
QIWI	1.4
Archipelago Resources	1.3
L'Occitane International	1.1
Core Labs	1.0
Subsea 7	0.8
Imtech	0.7
Marel	0.6

Columbia Acorn
European Fund

At a Glance

Total Net Assets of the Fund:
$8.0 million

Performance data shown in the table and graph below represent past performance, do not guarantee future results, assume reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance data reflect fee waivers or reimbursements of Fund expenses, if any; in their absence, performance results would have been lower. Indexes are unmanaged; their results do not reflect the effect of expenses or sales charges. Securities in the Fund may not match those in an index. Please visit columbiamanagement.com for performance data current to the most recent month-end.

The Growth of a $10,000 Investment in Columbia Acorn European Fund Class Z Shares

August 19, 2011 (Fund inception) through June 30, 2013

This chart shows the change in value of a hypothetical $10,000 investment in Class Z shares of the Fund during the stated time period.

Average Annual Total Returns for period ended June 30, 2013

	2nd quarter*	Year to date*	1 year	Life of Fund
Class Z (8/19/11 inception)	3.10%	7.48%	21.00%	14.41%
Class A (8/19/11 inception)
without sales charge	3.10	7.40	20.82	14.15
with sales charge	-2.85	1.20	13.88	10.59
S&P Europe Between $500M and $5B Index**	1.50	6.46	26.83	13.52

Results for other share classes can be found on Page 6.

*Not annualized.

**The Fund's primary benchmark. Please see inside front cover for index descriptions.

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. As stated in the May 1, 2013, prospectus, the Fund's annual operating expense ratio is 1.50% for Class Z shares and 1.75% for Class A shares.

Portfolio Breakdown

as a percentage of net assets, as of 6/30/13

Top 10 Holdings

as a percentage of net assets, as of 6/30/13

1.	Eurofins Scientific (France) Food, Pharmaceuticals & Materials Screening & Testing	2.8%
2.	Jardine Lloyd Thompson Group (United Kingdom) International Business Insurance Broker	2.7%
3.	1000 mercis (France) Interactive Advertising and Marketing	2.2%
4.	Assura (United Kingdom) UK Primary Health Care Property Developer	2.2%
5.	Neopost (France) Postage Meter Machines	2.2%
6.	Partners Group (Switzerland) Private Markets Asset Management	2.1%
7.	Charles Taylor (United Kingdom) Insurance Services	2.0%
8.	Telecity (United Kingdom) European Data Center Provider	1.9%
9.	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	1.9%
10.	Domino's Pizza UK & Ireland (United Kingdom) Pizza Delivery in UK, Ireland & Germany	1.8%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Acorn Fund

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Information
Boingo Wireless	1,900,000	2,200,000
CalAmp	0	560,298
ChannelAdvisor	0	229,059
DemandWare	566,412	1,310,000
E2Open	0	603,799
Envestnet	214,200	610,000
Far EasTone Telecom (Taiwan)	0	13,200,000
Finisar	1,675,000	2,025,000
Gemalto (France)	169,000	280,000
Globalstar	910,254	21,942,200
iGATE	3,718,400	4,500,000
Liquidity Services	600,000	750,000
Navigant Consulting	3,924,100	4,020,891
RealPage	1,500,000	2,000,000
RPX	1,921,382	2,561,123
Solera Holdings	350,000	697,000
Telecity (United Kingdom)	0	1,100,000
Towerstream	2,800,000	3,000,000
Webgroup.com	0	801,748
Windstream	3,000,000	3,500,000
Industrial Goods & Services
Aalberts Industries (Netherlands)	2,695,419	2,747,253
CAE (Canada)	0	2,400,000
Echo Global Logistics	0	400,000
ESCO Technologies	2,200,000	2,300,000
KAR Auction Services	0	1,375,000
Middleby	201,220	247,000
MRC Global	700,000	1,900,000
Neopost (France)	400,000	600,000
Novozymes (Denmark)	1,000,000	1,288,000
NVR	72,000	82,000
Owens-Illinois	0	400,000
RockTenn	125,000	300,000
Titan Machinery	0	393,100
TrueBlue	0	1,000,000
Consumer Goods & Services
B&G Foods	700,000	1,143,265
Blackhawk Network	0	800,000
Bon-Ton Stores	0	300,000
Caesarstone (Israel)	215,000	812,360
Casey's General Stores	538,104	604,000
Choice Hotels	1,650,000	1,893,000
Churchill Downs	0	28,508
Fiesta Restaurant Group	0	285,000
Melco International (Hong Kong)	0	20,000,000
	Number of Shares
	3/31/13	6/30/13
Nagacorp (Cambodia)	25,000,000	40,000,000
Quiksilver	1,500,000	2,620,000
Restoration Hardware Holdings	0	125,000
Select Comfort	0	450,000
Tile Shop Holdings	200,000	446,000
ULTA	1,065,627	1,185,000
Urban Outfitters	790,000	1,000,000
Finance
Associated Banc-Corp	7,756,800	9,000,000
CAI International	1,400,000	1,500,000
H & E Equipment Services	3,400,000	3,422,749
OFG Bancorp	733,896	900,000
Rand Merchant Insurance (South Africa)	0	10,837,000
RLI	0	400,000
Health Care
Allscripts Healthcare Solutions	0	5,600,000
Cepheid	5,670,000	6,170,000
Coronado Biosciences	406,343	1,027,000
HealthSouth	825,000	1,450,000
Other Industries
American Residential Properties	0	950,000
Coresite Realty	317,440	1,050,000
EdR	5,744,300	6,650,000
Mapletree Commercial Trust (Singapore)	10,000,000	20,000,000
Terreno Realty	786,000	1,050,000
World Fuel Services	627,000	750,000
Energy & Minerals
Atwood Oceanics	2,193,000	2,400,000
Gulfmark Offshore	300,000	511,000
Hornbeck Offshore	499,000	661,000
Real Goods Solar	0	2,000,000
Rowan	684,000	1,008,000
SM Energy	590,000	940,000

See accompanying notes to financial statements.

	Number of Shares
	3/31/13	6/30/13
Sales
Information
Active Network	900,000	0
Atmel	6,614,000	5,390,000
Concur Technologies	1,010,000	700,000
Crown Castle International	4,200,000	4,000,000
Entegris	4,000,000	2,545,680
Entravision Communications	2,361,062	0
Equinix	250,000	175,000
IPG Photonics	2,620,000	2,286,000
IXYS	850,000	587,529
Lamar Advertising	1,200,000	1,000,000
Microsemi	2,160,000	0
Monolithic Power Systems	1,415,000	1,113,389
NetSuite	700,000	550,000
Nice Systems - ADR (Israel)	800,000	0
ON Semiconductor	7,932,000	2,430,000
Pericom Semiconductor	1,471,224	0
TIBCO	1,000,000	0
TriQuint Semiconductor	2,290,000	0
Industrial Goods & Services
Albemarle	1,430,000	1,250,000
Ashland	775,000	550,000
Clarcor	1,750,000	1,670,000
Expeditors International of Washington	2,000,000	1,800,000
Fortune Brands Home & Security	1,050,000	930,000
Polypore International	1,600,000	1,225,000
Spartan Motors	369,758	0
UTI Worldwide	500,000	0
Consumer Goods & Services
Abercrombie & Fitch	2,231,000	1,816,000
Crimson Wine Group	282,000	0
CTS Eventim (Germany)	64,727	0
Helen of Troy	1,600,000	1,233,851
Jarden	892,500	472,500
lululemon athletica	2,718,427	1,730,000
Melco Crown Entertainment - ADR (Hong Kong)	3,000,000	2,500,000
Monster Beverage	320,845	0
Olam International (Singapore)	14,000,000	0
Pinnacle Entertainment	3,950,000	1,947,000
Ryman Hospitality Properties	4,520,690	2,707,000
Saks	4,100,000	3,700,000
Tesla Motors	550,000	0
	Number of Shares
	3/31/13	6/30/13
Finance
Artio Global Investors	1,000,000	0
Berkshire Hills Bancorp	65,991	0
CVB Financial	850,000	0
Eagle Bancorp	635,000	0
Financial Engines	400,000	0
Hancock Holding	2,337,313	1,900,000
Kemper	925,000	0
Provident New York Bancorp	1,010,000	505,000
The Hanover Insurance Group	1,400,000	500,000
TriCo Bancshares	1,350,000	1,314,800
Wintrust Financial	550,000	0
World Acceptance	1,285,000	1,050,000
Heath Care
BioMarin Pharmaceutical	2,540,000	2,230,000
Chelsea Therapeutics International	2,798,416	0
DENTSPLY International	1,950,000	0
Health Management Associates	1,875,000	0
Orthofix International	725,000	0
PerkinElmer	1,475,000	925,000
Seattle Genetics	6,550,000	6,050,000
Other Industries
Ascendas REIT (Singapore)	22,000,000	17,000,000
Digital Realty Trust	558,886	230,000
Mapletree Industrial Trust (Singapore)	10,000,000	0
Mapletree Logistics Trust (Singapore)	50,000,000	33,000,000
Energy & Minerals
Allied Nevada Gold	1,150,000	0
Oil States International	119,000	0
Petroamerica Oil (Colombia)	24,774,500	22,250,500
Regis Resources (Australia)	3,524,000	0
Silver Wheaton (Canada)	1,000,000	700,000

See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 97.1%
Information 26.4%
	> Business Software 6.1%
2,350,000	Ansys (a)	$171,785,000
	Simulation Software for Engineers & Designers
4,500,000	Informatica (a)	157,410,000
	Enterprise Data Integration Software
4,862,000	Hexagon (Sweden)	129,967,975
	Design, Measurement & Visualization Software & Equipment
2,700,000	Micros Systems (a)	116,505,000
	Information Systems for Hotels, Restaurants & Retailers
700,000	Concur Technologies (a)	56,966,000
	Web Enabled Cost & Expense Management Software
1,310,000	DemandWare (a)(b)	55,557,100
	eCommerce Website Solution for Retailers & Apparel Manufacturers
800,000	Tyler Technologies (a)	54,840,000
	Financial, Tax, Court & Document Management Systems for Local Governments
550,000	NetSuite (a)	50,457,000
	End-to-end IT Systems Solution Delivered Over the Web
900,000	SPS Commerce (a)(c)	49,500,000
	Supply Chain Management Software Delivered Via the Web
697,000	Solera Holdings	38,788,050
	Software for Automotive Insurance Claims Processing
2,000,000	RealPage (a)(b)	36,680,000
	Software for Managing Rental Properties Delivered Via the Web
750,000	Jack Henry & Associates	35,347,500
	IT Systems & Outsourced IT Solutions for Financial Institutions
700,000	Red Hat (a)	33,474,000
	Maintenance & Support for Opensource Operating System & Middleware
900,000	Blackbaud	29,313,000
	Software & Services for Non-profits
2,761,147	InContact (a)(c)	22,696,628
	Call Center Systems Delivered Via the Web & Telecommunications Services
801,748	Webgroup.com (a)	20,524,749
	Website Creation & Management for Small Businesses
1,200,000	Constant Contact (a)	19,284,000
	Email & Other Marketing Campaign Management Systems Delivered Over Web
1,700,000	Bazaarvoice (a)(b)	16,014,000
	Platform for Managing Consumer Interaction Via the Web
610,000	Envestnet (a)	15,006,000
	Technology Platform for Investment Advisors
603,799	E2Open (a)(b)	10,566,483
	Supply Chain Management Software & Supplier/Partner Network
1,000,000	Exa (a)(c)	10,300,000
	Simulation Software
Number of Shares		Value
3,700,000	Velti (a)(b)	$5,180,000
	Mobile Marketing Software Platform
229,059	ChannelAdvisor (a)	3,603,098
	eCommerce Software
8,443	SciQuest (a)	211,497
	Procurement Management Software & Vendor Network
		1,139,977,080
	> Mobile Communications 3.1%
4,000,000	Crown Castle International (a)	289,560,000
	Communications Towers
3,400,000	SBA Communications (a)	252,008,000
	Communications Towers
13,200,000	Far EasTone Telecom (Taiwan)	35,377,401
	Taiwan's Third Largest Mobile Operator
21,942,200	Globalstar (a)(c)	12,068,210
	Satellite Mobile Voice & Data Carrier
		589,013,611
	> Instrumentation 3.0%
1,600,000	Mettler-Toledo International (a)(c)	321,920,000
	Laboratory Equipment
2,286,000	IPG Photonics (b)	138,828,780
	Fiber Lasers
4,070,000	Trimble Navigation (a)	105,860,700
	GPS-based Instruments
		566,609,480
	> Computer Hardware & Related Equipment 2.6%
3,415,000	Amphenol	266,165,100
	Electronic Connectors
4,550,000	II-VI (a)(c)	73,983,000
	Laser Optics & Specialty Materials
1,365,000	Zebra Technologies (a)	59,295,600
	Bar Code Printers
900,000	Netgear (a)	27,486,000
	Networking Products for Small Business & Home
310,000	Stratasys (a)(b)	25,959,400
	Rapid Prototyping & Direct Digital Manufacturing Systems
280,000	Gemalto (France) (b)	25,351,966
	Digital Security Solutions
250,000	Rogers (a)	11,830,000
	Printed Circuit Materials & High-performance Foams
		490,071,066
	> Telephone & Data Services 2.1%
9,500,000	tw telecom (a)(c)	267,330,000
	Fiber Optic Telephone/Data Services
2,200,000	Cogent Communications	61,930,000
	Internet Data Pipelines
3,500,000	Windstream (b)	26,985,000
	Business & Rural Telecom Services
2,200,000	Boingo Wireless (a)(c)	13,662,000
	Wholesale & Retail WiFi Networks
1,500,000	General Communications (a)	11,745,000
	Commercial Communications & Consumer CATV, Web & Phone in Alaska

See accompanying notes to financial statements.

Number of Shares		Value
	> Telephone & Data Services—continued
3,000,000	Towerstream (a)(b)	$7,650,000
	High Speed Wireless, Rooftop Antenna Space & WIFI Offload
		389,302,000
	> Computer Services 1.8%
4,500,000	iGATE (a)(c)	73,890,000
	IT & Business Process Outsourcing Services
3,419,000	Genpact	65,781,560
	Business Process Outsourcing
1,618,000	ExlService Holdings (a)	47,828,080
	Business Process Outsourcing
2,125,000	Virtusa (a)(c)	47,090,000
	Offshore IT Outsourcing
2,000,000	WNS - ADR (India) (a)	33,380,000
	Offshore Business Process Outsourcing Services
430,000	Syntel	27,034,100
	Offshore IT Services
3,849,207	Hackett Group (c)	19,977,384
	IT Integration & Best Practice Research
1,100,000	Telecity (United Kingdom)	16,951,073
	European Data Center Provider
		331,932,197
	> Semiconductors & Related Equipment 1.4%
720,000	Cree (a)	45,979,200
	LED Lighting, Components & Chips
5,390,000	Atmel (a)	39,616,500
	Microcontrollers, Radio Frequency & Memory Semiconductors
420,000	Littelfuse	31,336,200
	Little Fuses
1,113,389	Monolithic Power Systems	26,843,809
	High Performance Analog & Mixed Signal Integrated Circuits
2,545,680	Entegris (a)	23,903,935
	Semiconductor Materials Management Products
400,000	Hittite Microwave (a)	23,200,000
	Radio Frequency, Microwave & Millimeterwave Semiconductors
650,000	Semtech (a)	22,769,500
	Analog Semiconductors
615,000	Ultratech (a)	22,582,800
	Semiconductor Equipment
2,430,000	ON Semiconductor (a)	19,634,400
	Mixed Signal & Power Management Semiconductors
587,529	IXYS	6,498,071
	Power Semiconductors
		262,364,415
	> Gaming Equipment & Services 1.1%
3,725,000	Bally Technologies (a)(c)	210,164,500
	Slot Machines & Software
	> Business Information & Marketing Services 1.1%
1,900,000	Verisk Analytics (a)	113,430,000
	Risk & Decision Analytics
Number of Shares		Value
4,020,891	Navigant Consulting (a)(c)	$48,250,692
	Financial Consulting Firm
2,561,123	RPX (a)	43,026,866
	Patent Aggregation & Defensive Patent Consulting
100,000	Bankrate (a)	1,436,000
	Internet Advertising
		206,143,558
	> Telecommunications Equipment 0.8%
640,000	F5 Networks (a)	44,032,000
	Internet Traffic Management Equipment
2,030,000	Ixia (a)	37,352,000
	Telecom Network Test Equipment
2,025,000	Finisar (a)	34,323,750
	Optical Subsystems & Components
1,925,000	Infinera (a)(b)	20,539,750
	Optical Networking Equipment
560,298	CalAmp (a)	8,180,351
	Machine-to-machine Communications
		144,427,851
	> Internet Related 0.7%
1,325,000	TripAdvisor (a)	80,652,750
	Online Travel Research
175,000	Equinix (a)	32,326,000
	Network Neutral Data Centers
727,000	Yandex (Russia) (a)	20,087,010
	Search Engine for Russian & Turkish Languages
		133,065,760
	> Financial Processors 0.7%
1,700,000	Global Payments	78,744,000
	Credit Card Processor
5,000,000	Singapore Exchange (Singapore)	27,636,978
	Singapore Equity & Derivatives Market Operator
750,000	Liquidity Services (a)(b)	26,002,500
	E-Auctions for Surplus & Salvage Goods
		132,383,478
	> CATV 0.6%
800,000	Liberty Global Series A (a)	59,264,000
	Cable TV Franchises Outside the U.S.
720,000	Discovery Series C (a)	50,155,200
	Cable TV Programming
		109,419,200
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	105,000,000
	Electronic Components Distribution
	> Contract Manufacturing 0.4%
3,800,000	Sanmina-SCI (a)	54,530,000
	Electronic Manufacturing Services
960,000	Plexus (a)	28,694,400
	Electronic Manufacturing Services
		83,224,400
	> Advertising 0.2%
1,000,000	Lamar Advertising (a)	43,400,000
	Outdoor Advertising

See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Advertising—continued
100,000	Tree.com	$1,714,000
	Advertising Lead Generation for the Mortgage, Education & Auto Markets
		45,114,000
	> Entertainment Programming 0.1%
1,100,000	IMAX (Canada) (a)	27,346,000
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
Information: Total		4,965,558,596
Industrial Goods & Services 21.1%
	> Machinery 11.9%
9,900,000	Ametek	418,770,000
	Aerospace/Industrial Instruments
8,400,000	Donaldson (c)	299,544,000
	Industrial Air Filtration
3,400,000	Nordson (c)	235,654,000
	Dispensing Systems for Adhesives & Coatings
3,230,000	Moog (a)(c)	166,441,900
	Motion Control Products for Aerospace, Defense & Industrial Markets
3,725,000	Kennametal	144,641,750
	Consumable Cutting Tools
3,063,000	HEICO (c)	113,055,330
	FAA-approved Aircraft Replacement Parts
1,660,000	Pall	110,273,800
	Life Science, Water & Industrial Filtration
2,728,000	Generac	100,963,280
	Standby Power Generators
2,400,000	Oshkosh Corporation (a)	91,128,000
	Specialty Truck Manufacturer
1,670,000	Clarcor	87,190,700
	Mobile Equipment & Industrial Filters
2,300,000	ESCO Technologies (c)	74,474,000
	Automatic Electric Meter Readers
1,610,000	Toro	73,110,100
	Turf Maintenance Equipment
1,200,000	Wabtec	64,116,000
	Freight & Transit Component Supplier
435,000	Valmont Industries	62,244,150
	Center Pivot Irrigation Systems & Utility Poles
750,000	WABCO Holdings (a)	56,017,500
	Truck & Bus Component Supplier
1,225,000	Polypore International (a)(b)	49,367,500
	Battery Separators & Filtration Media
247,000	Middleby (a)	42,012,230
	Manufacturer of Cooking Equipment
600,000	Neopost (France)	39,727,029
	Postage Meter Machines
10,000,000	Marel (Iceland)	10,579,447
	Largest Manufacturer of Poultry & Fish Processing Equipment
		2,239,310,716
Number of Shares		Value
	> Industrial Materials & Specialty Chemicals 2.4%
1,250,000	Albemarle	$77,862,500
	Specialty Chemicals for Refineries, Plastics, Pharma, Food
1,880,000	Drew Industries (c)	73,921,600
	RV & Manufactured Home Components
1,050,000	FMC Corporation	64,113,000
	Niche Specialty Chemicals
550,000	Ashland	45,925,000
	Diversified Chemicals Company
1,288,000	Novozymes (Denmark)	41,254,918
	Industrial Enzymes
300,000	RockTenn	29,964,000
	Paper-based Packaging
1,200,000	Polyone	29,736,000
	Intermediate Stage Chemicals Producer
2,218,700	Kansai Paint (Japan)	28,322,053
	Paint Producer in Japan, India, China & Southeast Asia
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	27,189,200
	Producer of Specialty Fertilizers, Lithium & Iodine
400,000	Owens-Illinois (a)	11,116,000
	Glass Packaging for Food & Beverages
200,000	Silgan Holdings	9,392,000
	Metal & Plastic Packaging
		438,796,271
	> Other Industrial Services 1.9%
2,700,000	LKQ (a)	69,525,000
	Alternative Auto Parts Distribution
1,800,000	Expeditors International of Washington	68,418,000
	International Freight Forwarder
1,500,000	Forward Air	57,420,000
	Freight Transportation Between Airports
1,600,000	Mobile Mini (a)	53,040,000
	Portable Storage Units Leasing
1,375,000	KAR Auction Services	31,446,250
	Auto Auctions
2,400,000	CAE (Canada)	24,896,834
	Flight Simulator Equipment & Training Centers
1,000,000	TrueBlue (a)	21,050,000
	Temporary Industrial Labor
1,948,368	Imtech (Netherlands) (a)(b)	14,341,994
	Technical Installation & Maintenance
1,520,957	Acorn Energy (c)	12,836,877
	Frac Well Exploration/Monitoring Device, Sonar Security & Electric Grid Monitoring
400,000	Echo Global Logistics (a)	7,796,000
	Third Party Logisitics
		360,770,955
	> Construction 1.6%
2,850,000	Chicago Bridge & Iron	170,031,000
	Engineering & Construction for Liquefied Natural Gas & Petrochemicals

See accompanying notes to financial statements.

Number of Shares		Value
	> Construction—continued
82,000	NVR (a)	$75,604,000
	Homebuilder
930,000	Fortune Brands Home & Security	36,028,200
	Home Building Supplies & Small Locks
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil)	24,394,201
	Civil Engineering & Construction
		306,057,401
	> Electrical Components 0.9%
1,765,000	Acuity Brands	133,292,800
	Commercial Lighting Fixtures
1,065,000	Thermon (a)	21,726,000
	Global Engineered Thermal Solutions
1,500,000	Ushio (Japan)	19,805,583
	Industrial Light Sources
		174,824,383
	> Industrial Distribution 0.9%
1,200,000	WESCO International (a)	81,552,000
	Industrial Distributor
1,900,000	MRC Global (a)	52,478,000
	Industrial Distributor
294,180	Airgas	28,082,423
	Industrial Gas Distributor
393,100	Titan Machinery (a)	7,716,553
	Agriculture & Construction Dealerships
		169,828,976
	> Outsourcing Services 0.7%
3,000,000	Quanta Services (a)	79,380,000
	Electrical & Telecom Construction Services
1,400,000	Insperity (c)	42,420,000
	Professional Employer Organization
600,000	GP Strategies (a)	14,292,000
	Outsourced Training Services
		136,092,000
	> Waste Management 0.5%
2,050,000	Waste Connections	84,337,000
	Solid Waste Management
	> Conglomerates 0.3%
2,747,253	Aalberts Industries (Netherlands)	61,400,473
	Flow Control & Heat Treatment
Industrial Goods & Services: Total		3,971,418,175
Consumer Goods & Services 16.6%
	> Retail 5.5%
7,185,000	Pier 1 Imports (c)	168,775,650
	Home Furnishing Retailer
1,185,000	ULTA (a)	118,689,600
	Specialty Beauty Product Retailer
1,730,000	lululemon athletica (a)(b)	113,349,600
	Premium Active Apparel Retailer
1,975,000	Shutterfly (a)(c)	110,185,250
	Internet Photo-centric Retailer
1,675,000	Williams-Sonoma	93,615,750
	Home Goods & Furnishing Retailer
822,845	Fossil (a)	85,008,117
	Watch Designer & Retailer
Number of Shares		Value
1,816,000	Abercrombie & Fitch	$82,174,000
	Teen Apparel Retailer
3,700,000	Saks (a)	50,468,000
	Luxury Department Store Retailer
1,000,000	Urban Outfitters (a)	40,220,000
	Multi-Channel Apparrel & Accessory Retailer
525,000	DSW	38,571,750
	Branded Footwear Retailer
604,000	Casey's General Stores	36,336,640
	Owner/Operator of Convenience Stores
1,925,000	American Eagle Outfitters	35,150,500
	Teen Apparel Retailer
450,000	Five Below	16,542,000
	Specialty Retailer Targeting Pre-Teen & Teen
852,000	Massmart Holdings (South Africa)	15,454,004
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
446,000	Tile Shop Holdings (a)	12,916,160
	Specialty Retailer of Tiles & Related Accessories
125,000	Restoration Hardware Holdings (a)	9,375,000
	Specialty Home Furnishing Retailer
1,371,366	Gaiam (a)(c)	6,116,292
	Healthy Living Catalogs & E-Commerce, Non-theatrical Media
300,000	Bon-Ton Stores (b)	5,415,000
	Regional Department Stores
		1,038,363,313
	> Travel 3.4%
4,400,000	Avis Budget Group (a)	126,500,000
	Second Largest Car Rental Company
2,707,000	Ryman Hospitality Properties (b)(c)	105,600,070
	Convention Hotels
3,750,000	Hertz (a)	93,000,000
	Largest U.S. Rental Car Operator
1,430,000	Vail Resorts	87,973,600
	Ski Resort Operator & Developer
1,893,000	Choice Hotels	75,133,170
	Franchisor of Budget Hotel Brands
1,100,000	Expedia	66,165,000
	Online Travel Services Company
1,600,000	HomeAway (a)	51,744,000
	Vacation Rental Online Marketplace
2,100,000	Localiza Rent A Car (Brazil)	29,692,787
	Car Rental
		635,808,627
	> Apparel 1.3%
1,296,000	PVH	162,064,800
	Apparel Wholesaler & Retailer
810,000	Deckers Outdoor (a)(b)	40,913,100
	Fashion Footwear Wholesaler
600,000	Steven Madden (a)	29,028,000
	Wholesaler/Retailer of Fashion Footwear
2,620,000	Quiksilver (a)	16,872,800
	Action Sports Lifestyle Branded Apparel & Footwear
		248,878,700

See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Casinos & Gaming 1.3%
2,500,000	Melco Crown Entertainment - ADR (Hong Kong) (a)	$55,900,000
	Macau Casino Operator
850,000	Penn National Gaming (a)	44,931,000
	Regional Casino Operator
1,947,000	Pinnacle Entertainment (a)	38,297,490
	Regional Casino Operator
20,000,000	Melco International (Hong Kong)	37,526,798
	Macau Casino Operator
12,000,000	MGM China Holdings (Hong Kong)	31,843,877
	Macau Casino Operator
40,000,000	Nagacorp (Cambodia)	31,090,006
	Casino/Entertainment Complex in Cambodia
28,508	Churchill Downs	2,247,856
	Owner/Operator of Horse Racing Tracks & Regional Casinos
		241,837,027
	> Consumer Goods Distribution 1.2%
2,015,000	Pool	105,606,150
	Swimming Pool Supplies & Equipment Distributor
2,305,000	GNC Holdings	101,904,050
	Specialty Retailer of Health & Wellness Products
625,000	United Stationers	20,968,750
	Wholesale Distributor of Business Products
		228,478,950
	> Other Consumer Services 1.0%
2,280,000	Lifetime Fitness (a)(c)	114,250,800
	Sport & Fitness Club Operator
17,000,000	Lifestyle International (Hong Kong)	35,482,190
	Mid to High-end Department Store Operator in Hong Kong & China
800,000	Blackhawk Network (a)(c)	18,560,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
1,062,500	Move (a)	13,621,250
	Real Estate Internet Websites
450,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	1,048,500
	Provide Real Estate Services in China
		182,962,740
	> Furniture & Textiles 0.9%
2,250,000	Herman Miller	60,907,500
	Office Furniture
3,669,000	Knoll (c)	52,136,490
	Office Furniture
2,325,000	Interface	39,455,250
	Modular Carpet
812,360	Caesarstone (Israel) (a)	22,120,563
	Quartz Countertops
		174,619,803
	> Restaurants 0.7%
2,000,000	AFC Enterprises (a)(c)	71,880,000
	Popeye's Restaurants
Number of Shares		Value
630,000	Domino's Pizza	$36,634,500
	Franchisor of Pizza Restaurants
675,000	Bravo Brio Restaurant Group (a)	12,028,500
	Upscale Casual Italian Restaurants
285,000	Fiesta Restaurant Group (a)	9,801,150
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana
		130,344,150
	> Food & Beverage 0.5%
1,143,265	B&G Foods	38,928,173
	Acquiror of Small Food Brands
2,475,000	Boulder Brands (a)	29,823,750
	Healthy Food Products
1,800,000	Arcos Dorados (Brazil) (b)	21,024,000
	McDonald's Master Franchise for Latin America
1,665,270	GLG Life Tech (Canada) (a)(c)	666,108
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		90,442,031
	> Other Durable Goods 0.3%
460,000	Cavco Industries (a)(c)	23,207,000
	Manufactured Homes
472,500	Jarden (a)	20,671,875
	Branded Household Products
450,000	Select Comfort (a)	11,277,000
	Specialty Mattresses
		55,155,875
	> Educational Services 0.3%
1,300,000	DeVry	40,326,000
	Post-secondary Degree Services
500,000	ITT Educational Services (a)(b)	12,200,000
	Postsecondary Degree Services
		52,526,000
	> Nondurables 0.2%
1,233,851	Helen of Troy (a)	47,342,863
	Personal Care, Housewares, Healthcare & Home Environment Products
Consumer Goods & Services: Total		3,126,760,079
Finance 12.0%
	> Banks 4.4%
2,638,000	BOK Financial	168,963,900
	Tulsa-based Southwest Bank
9,000,000	Associated Banc-Corp (c)	139,950,000
	Midwest Bank
1,348,000	City National	85,422,760
	Bank & Asset Manager
985,000	SVB Financial Group (a)	82,070,200
	Bank to Venture Capitalists
2,860,000	MB Financial (c)	76,648,000
	Chicago Bank
1,900,000	Hancock Holding	57,133,000
	Gulf Coast Bank
5,323,500	Valley National Bancorp (b)	50,413,545
	New Jersey/New York Bank
2,200,000	TCF Financial	31,196,000
	Great Lakes Bank

See accompanying notes to financial statements.

Number of Shares		Value
	> Banks—continued
1,314,800	TriCo Bancshares (c)	$28,044,684
	California Central Valley Bank
1,162,000	Sandy Spring Bancorp	25,122,440
	Baltimore & Washington, D.C. Bank
4,299,507	First Busey	19,347,782
	Illinois Bank
2,500,000	First Commonwealth	18,425,000
	Western Pennsylvania Bank
900,000	OFG Bancorp	16,299,000
	Puerto Rican Bank
811,295	Hudson Valley	13,775,789
	Metro New York City Bank
2,136,500	TrustCo Bank	11,622,560
	New York State Bank
—	Eagle Bancorp (a)	4
	Metro Washington D.C. Bank
		824,434,664
	> Insurance 2.9%
8,900,000	CNO Financial Group	115,344,000
	Life, Long-term Care & Medical Supplement Insurance
3,738,900	Tower Group (c)	76,684,839
	Commercial & Personal Lines Insurance
833,000	Allied World Holdings	76,227,830
	Commerical Lines Insurance/Reinsurance
2,625,000	Selective Insurance Group	60,427,500
	Commercial & Personal Lines Insurance
1,500,000	Brown & Brown	48,360,000
	Insurance Broker
1,100,000	HCC Insurance Holdings	47,421,000
	Specialty Insurance
250,000	Enstar Group (a)	33,245,000
	Insurance/Reinsurance & Related Services
400,000	RLI	30,564,000
	Specialty Insurance
10,837,000	Rand Merchant Insurance (South Africa)	27,595,523
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
500,000	The Hanover Insurance Group	24,465,000
	Commercial & Personal Lines Insurance
		540,334,692
	> Finance Companies 1.8%
1,050,000	World Acceptance (a)(c)	91,287,000
	Personal Loans
2,150,000	McGrath Rentcorp (c)	73,444,000
	Temporary Space & IT Rentals
3,422,749	H & E Equipment Services (c)	72,117,322
	Heavy Equipment Leasing
1,500,000	CAI International (a)(c)	35,355,000
	International Container Leasing
1,091,000	Marlin Business Services (c)	24,852,980
	Small Equipment Leasing
450,000	Onex Capital (Canada)	20,418,370
	Private Equity
228,500	Textainer Group Holdings	8,783,540
	Top International Container Leasor
Number of Shares		Value
100,000	Green Dot (a)(b)	$1,995,000
	Provider of Reloadable Prepaid Debt Cards & Online Banking
		328,253,212
	> Brokerage & Money Management 1.7%
7,100,000	SEI Investments	201,853,000
	Mutual Fund Administration & Investment Management
3,052,000	Eaton Vance	114,724,680
	Specialty Mutual Funds
380,446	Kennedy-Wilson Holdings	6,330,621
	Global Distressed Real Estate
		322,908,301
	> Credit Cards 0.7%
550,000	Alliance Data Systems (a)	99,566,500
	Diversified Credit Card Provider
500,000	WEX Corp (a)	38,350,000
	Pay Card Processor
		137,916,500
	> Diversified Financial Companies 0.4%
2,820,000	Leucadia National	73,940,400
	Holding Company
	> Savings & Loans 0.1%
470,000	ViewPoint Financial	9,780,700
	Texas Thrift
452,146	Simplicity Bancorp (c)	6,556,117
	Los Angeles Savings & Loan
505,000	Provident New York Bancorp	4,716,700
	New York State Thrift
		21,053,517
Finance: Total		2,248,841,286
Health Care 7.8%
	> Biotechnology & Drug Delivery 4.1%
6,050,000	Seattle Genetics (a)	190,333,000
	Antibody-based Therapies for Cancer
2,230,000	BioMarin Pharmaceutical (a)	124,411,700
	Biotech Focused on Orphan Diseases
950,000	Henry Schein (a)	90,962,500
	Largest Distributor of Healthcare Products
1,812,575	Synageva Biopharma (a)(c)	76,128,150
	Biotech Focused on Orphan Diseases
870,000	Onyx Pharmaceuticals (a)	75,533,400
	Commercial-stage Biotech Focused on Cancer
3,130,000	ARIAD Pharmaceuticals (a)	54,743,700
	Biotech Focused on Cancer
1,310,000	Sarepta Therapeutics (a)(b)	49,845,500
	Biotech Focused on Rare Diseases
3,283,000	NPS Pharmaceuticals (a)	49,573,300
	Orphan Drugs & Healthy Royalties
730,000	Alnylam Pharmaceuticals (a)	22,637,300
	Biotech Developing Drugs for Rare Diseases
2,025,000	InterMune (a)	19,480,500
	Drugs for Pulmonary Fibrosis & Hepatitis C
3,610,890	Ultragenyx (a)(d)(e)	11,988,155
	Biotech Focused On Ultra-Orphan Drugs
1,027,000	Coronado Biosciences (a)(b)	8,832,200
	Development-stage Biotech
See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Biotechnology & Drug Delivery—continued
359,944	MicroDose Therapeutx (a)(d)(e)	$1,745,728
	Drug Inhaler Development
		776,215,133
	> Medical Supplies 1.6%
6,170,000	Cepheid (a)(c)	212,371,400
	Molecular Diagnostics
1,676,000	Patterson Companies	63,017,600
	Dental/Veterinary/Medical Distributor
375,000	Techne	25,905,000
	Cytokines, Antibodies & Other Reagents for Life Science
		301,294,000
	> Health Care Services 0.9%
5,600,000	Allscripts Healthcare Solutions (a)	72,464,000
	Health Care IT
665,000	Mednax (a)	60,900,700
	Physician Management for Pediatric & Anesthesia Practices
1,450,000	HealthSouth (a)	41,760,000
	Inpatient Rehabalitation Facilities
		175,124,700
	> Medical Equipment & Devices 0.8%
1,025,000	Sirona Dental Systems (a)	67,527,000
	Manufacturer of Dental Equipment
1,100,000	Haemonetics (a)	45,485,000
	Blood & Plasma Collection Equipment
925,000	PerkinElmer	30,062,500
	Analytical Instruments for Life Sciences
		143,074,500
	> Pharmaceuticals 0.4%
4,000,000	Akorn (a)	54,080,000
	Develops, Manufactures & Sells Specialty Generic Drugs
2,040,000	Alimera Sciences (a)(b)(c)	9,955,200
	Ophthalmology-focused Pharmaceutical Company
		64,035,200
Health Care: Total		1,459,743,533
Other Industries 6.8%
	> Real Estate 4.5%
3,625,000	Dupont Fabros Technology (b)(c)	87,543,750
	Data Centers
750,000	Federal Realty	77,760,000
	Shopping Centers
1,850,000	Extra Space Storage	77,570,500
	Self Storage Facilities
1,435,000	Post Properties	71,018,150
	Multi-family Properties
6,650,000	EdR (c)	68,029,500
	Student Housing
2,450,000	Biomed Realty Trust	49,563,500
	Life Science-focused Office Buildings
3,000,000	Associated Estates Realty (c)	48,240,000
	Multi-family Properties
Number of Shares		Value
1,050,000	Coresite Realty	$33,400,500
	Data Centers
1,500,000	St. Joe (a)	31,575,000
	Florida Panhandle Landowner
17,000,000	Ascendas REIT (Singapore)	29,792,235
	Industrial Property Landlord
325,000	Jones Lang LaSalle	29,620,500
	Real Estate Services
33,000,000	Mapletree Logistics Trust (Singapore)	28,601,198
	Industrial Property Landlord
1,300,000	Hudson Pacific Properties	27,664,000
	West Coast Office Buildings & Production Studios
2,850,000	Summit Hotel Properties	26,932,500
	Owner of Select Service Hotels
3,750,000	DCT Industrial Trust	26,812,500
	Industrial Properties
4,000,000	Kite Realty Group	24,120,000
	Community Shopping Centers
1,050,000	Terreno Realty (c)	19,456,500
	Industrial Properties
20,000,000	Mapletree Commercial Trust (Singapore)	18,639,053
	Retail & Office Property Landlord
24,664,000	Mapletree Greater China Commercial Trust (Hong Kong) (a)	18,331,472
	Retail & Office Property Landlord
950,000	American Residential Properties (a)(b)	16,340,000
	Single-family Rental Properties
14,000	Orix JREIT (Japan)	15,979,473
	Diversified Real Estate Investment Trust
11,655,000	CDL Hospitality Trust (Singapore)	15,595,678
	Hotel Owner/Operator
230,000	Digital Realty Trust (b)	14,030,000
	Data Centers
		856,616,009
	> Transportation 1.5%
3,100,000	Rush Enterprises, Class A (a)(c)	76,725,000
550,000	Rush Enterprises, Class B (a)(c)	11,836,000
	Truck Sales & Service
1,155,000	JB Hunt Transport Services	83,437,200
	Truck & Intermodal Carrier
602,000	Kirby (a)	47,883,080
	Largest Operator of U.S. (Jones Act) Liquid Tank Barges
750,000	World Fuel Services	29,985,000
	Global Fuel Broker
300,000	Genesee & Wyoming (a)	25,452,000
	Short-line Operator
		275,318,280
	> Regulated Utilities 0.8%
2,000,000	Northeast Utilities	84,040,000
	Regulated Electric Utility
2,200,000	Pepco Holdings	44,352,000
	Regulated Utility

See accompanying notes to financial statements.

Number of Shares		Value
	> Regulated Utilities—continued
700,000	Wisconsin Energy	$28,693,000
	Wisconsin Utility
		157,085,000
Other Industries: Total		1,289,019,288
Energy & Minerals 6.4%
	> Oil Services 3.5%
4,635,000	FMC Technologies (a)	258,076,800
	Oil & Gas Well Head Manufacturer
2,400,000	Atwood Oceanics (a)	124,920,000
	Offshore Drilling Contractor
1,031,106	Fugro (Netherlands)	56,026,529
	Subsea Oilfield Services
1,334,000	ShawCor (Canada)	52,715,641
	Oil & Gas Pipeline Products
661,000	Hornbeck Offshore (a)	35,363,500
	Supply Vessel Operator in U.S. Gulf of Mexico
1,008,000	Rowan (a)	34,342,560
	Contract Offshore Driller
268,000	Chart Industries (a)	25,216,120
	Manufacturer of Natural Gas Processing/Storage Equipment
400,000	Dresser-Rand Group (a)	23,992,000
	Manufactures & Services Compressors
511,000	Gulfmark Offshore	23,040,990
	Operator of Offshore Supply Vessels
2,601,900	Horizon North Logistics (Canada) (b)	15,709,865
	Diversified Oil Services Offering in Northern Canada
596,600	Black Diamond Group (Canada)	12,678,530
	Provides Accommodations/Equipment for Oil Sands Development
		662,082,535
	> Oil & Gas Producers 2.0%
940,000	SM Energy	56,381,200
	Oil & Gas Producer
695,000	Range Resources	53,737,400
	Oil & Gas Producer
1,153,600	Rosetta Resources (a)	49,051,072
	Oil & Gas Producer Exploring in Texas
2,700,000	Pacific Rubiales Energy (Colombia)	47,417,515
	Oil Production & Exploration in Colombia
443,000	Cabot Oil and Gas	31,461,860
	Large Natural Gas Producer in Appalachia & Gulf Coast
1,477,000	Denbury Resources (a)	25,581,640
	Oil Producer Using Co2 Injection
1,159,000	Laredo Petroleum (a)	23,829,040
	Permian Basin Oil Producer
3,095,000	Athabasca Oil Sands (Canada) (a)	19,157,982
	Oil Sands & Unconventional Oil Development
340,000	PDC Energy (a)	17,503,200
	Oil & Gas Producer in U.S.
361,000	Baytex (Canada)	13,009,318
	Oil & Gas Producer in Canada
Number of Shares		Value
850,000	Tullow Oil (United Kingdom)	$12,939,392
	Oil & Gas Producer
27,000,000	Shamaran Petroleum (Iraq) (a)	9,242,179
	Oil Exploration & Production in Kurdistan
22,250,500	Petroamerica Oil (Colombia) (a)(b)	5,394,958
	Oil Exploration & Production in Colombia
37,500,000	Petromanas (Canada) (a)(c)	3,743,939
	Exploring for Oil in Albania
493,000	Crew Energy (Canada) (a)	2,428,202
	Canadian Oil & Gas Producer
1,198,100	Pan Orient (Canada)	1,856,901
	Asian Oil & Gas Explorer
26,000,000	Petrodorado Energy (Colombia) (a)(c)	1,483,313
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
511,600	Canacol (Colombia) (a)	1,425,300
	Oil Producer in South America
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	1,365,789
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	20,239
	Oil & Gas Exploration/Production in the North Sea
50,000,000	Gulf United Energy (Colombia) (a)(c)	245,000
	Prospecting for Oil Alongside Large Producers in Colombia
4,110,000	Santa Maria Petroleum (Colombia) (a)(c)(e)	102,584
890,000	Santa Maria Petroleum (Colombia) (a)(c)	29,619
	Explores for Oil & Gas in Latin America
		377,407,642
	> Mining 0.7%
387,000	Core Labs (Netherlands)	58,692,420
	Oil & Gas Reservoir Consulting
6,044,000	Northam Platinum (South Africa) (a)	19,517,302
	Platinum Mining in South Africa
1,600,000	Alamos Gold (Canada)	19,381,953
	Gold Mining
700,000	Silver Wheaton (Canada)	13,769,000
	Silver Mining Royalty Company
7,500,000	Duluth Metals (Canada) (a)(c)	9,841,209
	Copper & Nickel Miner
1,900,000	Kirkland Lake Gold (Canada) (a)(b)	7,985,167
	Gold Mining
1,150,000	Turquoise Hill Resources (Mongolia) (a)	6,823,239
	Copper Mine Project in Mongolia
16,000,000	Mongolian Mining (Mongolia) (a)	2,968,317
	Coking Coal Mining in Mongolia
3,000,000	Kaminak Gold (a)(b)	2,310,545
	Exploration Stage Canadian Gold Miner
2,050,000	Alexco Resource (a)	2,296,000
	Mining, Exploration & Environmental Services
800,000	Augusta Resource (a)	1,680,000
	US Copper/Molybdenum Mine

See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Mining—continued
500,000	Duluth Exploration - Special Warrants (Canada) (a)(d)(e)	$—
	Copper & Nickel Miner
		145,265,152
	> Alternative Energy 0.1%
2,000,000	GT Advanced Technologies (a)(b)	8,300,000
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
2,000,000	Real Goods Solar (a)(b)(c)	5,080,000
	Residential Solar Energy Installer
1,210,300	Synthesis Energy Systems (China) (a)	940,403
	Owner/Operator of Gasification Plants
		14,320,403
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	13,525,566
	Farmland Operator in Uruguay
Energy & Minerals: Total		1,212,601,299
Total Equities: 97.1% (Cost: $10,429,978,659)		18,273,942,256	(f)
Short-Term Investments 3.0%
422,654,855	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	422,654,855
140,420,394	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	140,420,394
Total Short-Term Investments: 3.0% (Cost: $563,075,249)		563,075,249
Number of Shares		Value
Securities Lending Collateral 2.4%
454,607,005	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	$454,607,005
Total Securities Lending Collateral: (Cost: $454,607,005)		454,607,005
Total Investments: 102.5% (Cost: $11,447,660,913)(h)		19,291,624,510
Obligation to Return Collateral for Securities Loaned: (2.4)%		(454,607,005)
Cash and Other Assets Less Liabilities: (0.1)%		(20,020,576)
Net Assets: 100.0%		$18,816,996,929

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $447,311,479.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/13	Value	Dividend
Mettler-Toledo International	1,600,000	-	-	1,600,000	$321,920,000	$-
Donaldson	8,400,000	-	-	8,400,000	299,544,000	1,932,000
tw telecom	9,500,000	-	-	9,500,000	267,330,000	-
Nordson	3,125,000	275,000	-	3,400,000	235,654,000	978,750
Cepheid	4,970,000	1,200,000	-	6,170,000	212,371,400	-
Bally Technologies	3,725,000	-	-	3,725,000	210,164,500	-
Seattle Genetics (1)	6,550,000	-	500,000	6,050,000	190,333,000	-
Pier 1 Imports	7,185,000	-	-	7,185,000	168,775,650	718,500
Moog	3,230,000	-	-	3,230,000	166,441,900	-
Associated Banc-Corp	7,756,800	1,243,200	-	9,000,000	139,950,000	1,338,544
IPG Photonics (1)	2,780,000	-	494,000	2,286,000	138,828,780	-
Lifetime Fitness	2,280,000	-	-	2,280,000	114,250,800	-
HEICO	3,063,000	-	-	3,063,000	113,055,330	-
Shutterfly	2,835,000	-	860,000	1,975,000	110,185,250	-

See accompanying notes to financial statements.

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/13	Value	Dividend
Ryman Hospitality Properties	4,520,690	-	1,813,690	2,707,000	$105,600,070	$3,613,845
World Acceptance	1,285,000	-	235,000	1,050,000	91,287,000	-
Rush Enterprises	3,650,000	-	-	3,650,000	88,561,000	-
Dupont Fabros Technology	3,625,000	-	-	3,625,000	87,543,750	725,000
Tower Group (2)	3,300,000	438,900	-	3,738,900	76,684,839	1,235,669
MB Financial	2,860,000	-	-	2,860,000	76,648,000	572,000
Synageva Biopharma	1,165,000	647,575	-	1,812,575	76,128,150	-
ESCO Technologies	2,200,000	100,000	-	2,300,000	74,474,000	352,000
II-VI	4,550,000	-	-	4,550,000	73,983,000	-
Drew Industries	1,880,000	-	-	1,880,000	73,921,600	-
iGATE	3,700,000	800,000	-	4,500,000	73,890,000	-
McGrath Rentcorp	2,150,000	-	-	2,150,000	73,444,000	1,021,250
H & E Equipment Services	3,400,000	22,749	-	3,422,749	72,117,322	-
AFC Enterprises	2,000,000	-	-	2,000,000	71,880,000	-
EdR	5,744,300	905,700	-	6,650,000	68,029,500	1,148,860
Forward Air (1)	1,500,000	-	-	1,500,000	57,420,000	300,000
Knoll	4,200,000	-	531,000	3,669,000	52,136,490	924,857
NPS Pharmaceuticals (1)	6,000,000	-	2,717,000	3,283,000	49,573,300	-
SPS Commerce	900,000	-	-	900,000	49,500,000	-
Navigant Consulting	3,704,600	316,291	-	4,020,891	48,250,692	-
Associated Estates Realty	3,000,000	-	-	3,000,000	48,240,000	1,140,000
ExlService Holdings (1)	1,618,000	-	-	1,618,000	47,828,080	-
Helen of Troy (1)	1,600,000	-	366,149	1,233,851	47,342,863	-
Virtusa	2,125,000	-	-	2,125,000	47,090,000	-
Insperity	1,800,000	-	400,000	1,400,000	42,420,000	504,733
Pinnacle Entertainment (1)	3,950,000	-	2,003,000	1,947,000	38,297,490	-
CAI International	1,397,834	102,166	-	1,500,000	35,355,000	-
TriCo Bancshares	1,350,000	-	35,200	1,314,800	28,044,684	270,000
Summit Hotel Properties (1)	2,850,000	-	-	2,850,000	26,932,500	641,250
Marlin Business Services	1,091,000	-	-	1,091,000	24,852,980	218,200
Kite Realty Group (1)	4,000,000	-	-	4,000,000	24,120,000	480,000
Cavco Industries	460,000	-	-	460,000	23,207,000	-
InContact	2,200,000	561,147	-	2,761,147	22,696,628	-
Hackett Group	3,849,207	-	-	3,849,207	19,977,384	-
Terreno Realty	358,151	691,849	-	1,050,000	19,456,500	94,320
Blackhawk Network	-	800,000	-	800,000	18,560,000	-
Boingo Wireless	1,900,000	300,000	-	2,200,000	13,662,000	-
Acorn Energy	1,512,352	8,605	-	1,520,957	12,836,877	52,932
Globalstar	1,200,000	21,031,946	289,746	21,942,200	12,068,210
Exa	872,060	127,940	-	1,000,000	10,300,000	-
Alimera Sciences	2,040,000	-	-	2,040,000	9,955,200	-
Duluth Metals	7,500,000	-	-	7,500,000	9,841,209	-
Simplicity Bancorp	452,146	-	-	452,146	6,556,117	72,343
Gaiam	1,371,366	-	-	1,371,366	6,116,292	-
Real Goods Solar	-	2,000,000	-	2,000,000	5,080,000
Petromanas	37,500,000	-	-	37,500,000	3,743,939	-
Petrodorado Energy	26,000,000	-	-	26,000,000	1,483,313	-
GLG Life Tech	1,665,270	-	-	1,665,270	666,108	-
Gulf United Energy	50,000,000	-	-	50,000,000	245,000	-
Santa Maria Petroleum	5,000,000	-	-	5,000,000	132,203	-
Chelsea Therapeutics International (1)	4,949,000	-	4,949,000	-	-	-
Pericom Semiconductor (1)	1,765,000	-	1,765,000	-	-	-
Raptor Pharmaceutical (1)	3,000,000	-	3,000,000	-	-	-
Wolverine Minerals (1)(2)	4,000,000	-	4,000,000	-	-	-
Total of Affiliated Transactions	311,710,776	31,573,068	23,958,785	319,325,059	$4,736,984,900	$18,335,053

(1) At June 30, 2013, the Fund owned less than five percent of the company's outstanding voting shares.

(2) Includes the effects of a stock split.

  The aggregate cost and value of these companies at June 30, 2013, were $2,405,816,179 and $4,116,308,887, respectively. Investments in affiliated companies represented 21.88% of the Fund's total net assets at June 30, 2013.

(d)  Illiquid security.

See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At June 30, 2013, the market value of these securities amounted to $28,748,061, which represented 0.15% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$13,525,566
Ultragenyx	12/19/12	3,610,890	9,999,999	11,988,155
MicroDose Therapeutx	11/24/00	359,944	2,004,900	1,745,728
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	1,365,789
Santa Maria Petroleum	1/14/11	4,110,000	5,193,292	102,584
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	525,688	20,239
Duluth Exploration - Special Warrants	8/19/11	500,000	-	-
			$36,315,031	$28,748,061

(f)  On June 30, 2013, the market value of foreign securities represented 7.84% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$245,605,019	1.30
Netherlands	190,461,416	1.01
Hong Kong	179,084,337	0.95
Sweden	129,967,975	0.69
Singapore	120,265,148	0.64
Brazil	75,110,988	0.40
France	65,078,995	0.35
Japan	64,107,109	0.33
South Africa	62,566,829	0.33
Colombia	56,098,289	0.30
Denmark	41,254,918	0.22
Taiwan	35,377,401	0.19
India	33,380,000	0.18
United Kingdom	31,276,493	0.17
Cambodia	31,090,006	0.17
Chile	27,189,200	0.14
Israel	22,120,563	0.12
Russia	20,087,010	0.11
Uruguay	13,525,566	0.07
Iceland	10,579,447	0.06
Mongolia	9,791,556	0.05
Iraq	9,242,179	0.05
China	1,988,903	0.01
Total Foreign Portfolio	$1,475,249,341	7.84

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2013, for federal income tax purposes, the cost of investments was $11,447,660,913 and net unrealized appreciation was $7,843,963,597 consisting of gross unrealized appreciation of $8,275,688,774 and gross unrealized depreciation of $431,725,177.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,730,273,203	$235,285,393	$-	$4,965,558,596
Industrial Goods & Services	3,755,986,678	215,431,497	-	3,971,418,175
Consumer Goods & Services	2,975,363,204	151,396,875	-	3,126,760,079
Finance	2,221,245,763	27,595,523	-	2,248,841,286
Health Care	1,446,009,650	-	13,733,883	1,459,743,533
Other Industries	1,162,080,180	126,939,108	-	1,289,019,288
Energy & Minerals	1,106,135,580	92,940,153	13,525,566	1,212,601,299
Total Equities	17,397,094,258	849,588,549	27,259,449	18,273,942,256
Total Short-Term Investments	563,075,249	-	-	563,075,249
Total Securities Lending Collateral	454,607,005	-	-	454,607,005
Total Investments	$18,414,776,512	$849,588,549	$27,259,449	$19,291,624,510

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$434,636	$-	$-	$434,636

  Financial assets were transferred from Level 2 to Level 1 as trading resumed during the period.

  The Fund does not hold any significant investments categorized as Level 3.

See accompanying notes to financial statements.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  Certain common stocks classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company's capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Asia
> Japan
Aica Kogyo	0	1,102,500
Ariake Japan	918,500	1,448,500
Asahi Diamond Industrial	1,885,600	2,100,000
Benesse	637,300	790,000
FP Corporation	345,000	355,800
Hirose Electric	0	221,000
Icom	732,108	835,000
Japan Airport Terminal	2,380,000	2,460,000
Kuraray	2,981,100	3,448,100
Nakanishi	295,762	315,162
NGK Spark Plug	2,255,000	2,640,000
Nihon Parkerizing	1,346,080	1,448,080
Nippon Kayaku	808,000	2,130,500
Omron	0	734,800
OSG	0	1,355,400
Rinnai	340,000	370,000
Santen Pharmaceutical	321,500	524,600
Shimano	150,900	225,900
Suruga Bank	0	1,500,000
Toyo Suisan Kaisha	0	735,000
Ushio	1,900,000	2,350,000
> Taiwan
CHC Healthcare	3,291,000	4,048,000
Chipbond	2,503,230	5,865,230
Delta Electronics	5,429,000	6,995,000
Far EasTone Telecom	39,592,000	40,480,000
Ginko International	743,000	1,345,000
Lite-On Technology	0	9,078,000
President Chain Store	2,491,000	2,673,000
Taiwan Mobile	17,000,000	18,206,000
> Hong Kong
ASM Pacific	0	1,660,100
Vitasoy International	13,767,900	18,000,000
> Singapore
Super Group	0	4,856,000
> Korea
LS Industrial Systems	0	416,998
> India
Adani Ports & Special Economic Zone	0	7,222,544
Colgate Palmolive India	840,000	920,000
> Indonesia
Arwana Citramulia	0	17,357,000
Surya Citra Media	38,065,000	43,599,000
	Number of Shares
	3/31/13	6/30/13
> China
AMVIG Holdings	30,000,000	34,418,000
Biostime	0	1,377,000
WuXi PharmaTech - ADR	0	2,143,203
> Thailand
Airports of Thailand	0	4,500,000
Robinson's Department Store	4,548,800	8,775,000
Samui Airport Property Fund	5,000,000	9,053,600
> Philippines
Melco Crown (Philippines) Resorts	0	60,000,000
Europe
> United Kingdom
Babcock International	0	1,198,263
Croda	650,000	795,000
Fidessa Group	27,508	473,246
Halford's	0	4,577,000
Jardine Lloyd Thompson Group	4,106,842	4,561,000
Ocado	1,576,984	1,864,319
Smiths News	2,537,212	8,141,000
Spirax Sarco	965,000	1,130,000
Telecity	2,125,000	3,560,000
Telecom Plus	0	57,745
Whitbread	617,000	952,000
> Netherlands
Aalberts Industries	2,915,700	2,971,770
> France
Neopost	1,086,100	1,100,000
Saft	971,800	1,002,314
> Germany
Aurelius	0	597,726
> Denmark
Jyske Bank	1,064,013	1,117,000
Novozymes	1,049,800	1,315,800
> Finland
Tikkurila	0	1,084,000
Vacon	520,664	551,816
> Spain
Dia	4,771,000	6,064,000
> Russia
QIWI - ADR	0	400,000
Other Countries
> Canada
CAE	3,047,000	3,188,000
DeeThree Exploration	1,142,377	1,436,127

See accompanying notes to financial statements.

Columbia Acorn International

Major Portfolio Changes in the Second Quarter (Unaudited), continued

	Number of Shares
	3/31/13	6/30/13
Purchases (continued)
Other Countries—continued
> Australia
Austbrokers	572,051	928,701
Domino's Pizza Enterprises	2,500,000	2,800,000
Regis Resources	5,057,000	6,440,000
SAI Global	6,096,515	8,000,000
> Israel
Caesarstone	625,000	791,000
Latin America
> Brazil
Beadell Resources	41,525,340	55,632,340
Linx	955,000	1,000,000
Multiplus	1,200,000	1,400,000
> Mexico
Bolsa Mexicana de Valores	6,273,000	8,361,000
Genomma Lab Internacional	11,945,000	17,626,000
Gruma	0	6,090,000
Qualitas	0	6,569,005
> Chile
Empresas Hites	8,366,013	23,280,000
Sociedad Quimica y Minera de Chile - ADR	0	671,499
> Guatemala
Tahoe Resources	1,434,600	1,626,600
> Colombia
Isagen	7,720,411	14,729,000
	Number of Shares
	3/31/13	6/30/13
Sales
Asia
> Japan
Glory	1,817,562	1,500,000
Horiba	765,000	243,100
Hoshizaki Electric	1,430,000	1,350,000
Kintetsu World Express	937,651	920,951
Miraca Holdings	720,506	603,706
Misumi Group	772,000	0
Park24	2,400,000	2,057,000
Sanrio	900,000	640,000
Seven Bank	19,233,000	13,822,000
Start Today	3,287,962	3,020,000
Wacom	7,400,000	5,150,200
> Taiwan
Chroma Ate	7,587,000	7,568,000
Simplo Technology	2,654,713	0
Tripod Technologies	1,406,283	0
> Hong Kong
AAC Technologies	8,518,000	7,581,000
Lifestyle International	22,000,000	18,223,000
Mapletree Greater China Commercial Trust	47,558,000	40,000,000
Melco Crown Entertainment - ADR	5,000,000	3,500,000
> Singapore
Olam International	14,000,000	0
Ascendas REIT	19,000,000	13,500,000
CDL Hospitality Trust	22,000,000	20,000,000
Goodpack Limited	15,000,000	13,640,000
Mapletree Logistics Trust	33,000,000	30,000,000
> Korea
BS Financial Group	1,726,000	145,370
Hite Jinro	567,600	0
Hyundai Glovis	66,070	0
Samsung Engineering	132,000	0
> India
Titan Industries	1,600,000	0
Bharti Infratel	6,000,000	5,514,527
United Breweries	2,262,300	1,875,000
> Indonesia
Ace Indonesia	300,000,000	250,000,000
Indosiair Karya Media	12,719,500	0
Mitra Adiperkasa	12,488,000	6,622,000
Tower Bersama Infrastructure	60,516,300	58,000,000
> China
51job - ADR	162,939	0
Digital China	22,168,300	4,561,300
RexLot Holdings	200,000,000	193,550,000
Want Want	28,736,000	16,769,000

See accompanying notes to financial statements.

	Number of Shares
	3/31/13	6/30/13
Sales (continued)
Asia—continued
> Thailand
Home Product Center	106,813,700	100,000,000
Siam Makro	1,920,300	0
> Philippines
Int'l Container Terminal	7,931,700	7,570,000
Manila Water Company	19,454,700	18,600,000
SM Prime Holdings	73,221,250	64,283,000
Europe
> United Kingdom
BBA Aviation	8,785,000	5,815,000
Domino's Pizza UK & Ireland	4,181,000	3,583,000
Greggs	2,843,000	0
Intertek Group	693,000	322,000
Premier Oil	1,403,932	0
Rightmove	1,602,000	1,147,000
WH Smith	3,306,211	3,229,068
> Germany
Bertrandt	165,400	90,000
CTS Eventim	152,654	0
Dürr	61,078	0
Pfeiffer Vacuum	215,000	113,662
> Switzerland
Dufry Group	400,000	232,576
Geberit	240,500	212,500
> Sweden
Hexagon	3,426,522	3,130,522
Other Countries
> South Africa
Naspers	1,170,188	858,188
> Canada
Americas Petrogas	1,611,000	284,865
CCL Industries	1,403,772	1,303,772
> Australia
Challenger Financial	15,714,426	11,155,000
Commonwealth Property Office Fund	52,500,000	37,464,000
IAG	7,059,010	5,814,100
	Number of Shares
	3/31/13	6/30/13
Latin America
> Brazil
Localiza Rent A Car	3,700,000	3,350,000
Mills Estruturas e Servicos de Engenharia	1,800,000	1,206,000
> Mexico
Grupo Aeroportuario del Sureste - ADR	430,000	300,000
> Argentina
Madalena Ventures	7,425,000	3,769,500

See accompanying notes to financial statements.

Columbia Acorn International

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 97.9%
Asia 47.3%
	> Japan 21.1%
4,784,600	Kansai Paint	$61,076,168
	Paint Producer in Japan, India, China & Southeast Asia
3,020,000	Start Today (a)	59,136,399
	Online Japanese Apparel Retailer
5,150,200	Wacom	56,930,402
	Computer Graphic Illustration Devices
2,640,000	NGK Spark Plug	52,839,297
	Automobile Parts
13,822,000	Seven Bank	50,105,924
	ATM Processing Services
43,612	Orix JREIT	49,778,341
	Diversified Real Estate Investment Trust
3,448,100	Kuraray	48,325,816
	Special Resin, Fine Chemical, Fibers & Textures
1,350,000	Hoshizaki Electric	43,232,986
	Commercial Kitchen Equipment
315,162	Nakanishi (b)	40,172,035
	Dental Tools & Machinery
2,460,000	Japan Airport Terminal	38,935,712
	Airport Terminal Operator at Haneda
2,057,000	Park24	37,318,155
	Parking Lot Operator
920,951	Kintetsu World Express	36,852,242
	Airfreight Logistics
1,448,500	Ariake Japan	35,273,360
	Manufacturer of Soup/Sauce Extracts for Business-to-business Use
1,500,000	Glory	35,192,320
	Currency Handling Systems & Related Equipment
8,700	Kenedix Realty Investment	34,632,713
	Tokyo Mid-size Office Real Estate Investment Trust
2,350,000	Ushio	31,028,747
	Industrial Light Sources
1,750,000	Daiseki	30,614,739
	Waste Disposal & Recycling
640,000	Sanrio	29,688,201
	Character Goods & Licensing
2,390,000	NGK Insulators	29,534,589
	Ceramic Products for Auto, Power & Electronics
221,000	Hirose Electric	29,107,950
	Electrical Connectors
1,448,080	Nihon Parkerizing	28,676,368
	Metal Surface Treatment Agents & Processing Service
790,000	Benesse	28,500,777
	Education Service Provider
603,706	Miraca Holdings	27,742,059
	Outsourced Lab Testing, Diagnostic Equipment & Reagents
398,400	Disco	27,478,797
	Semiconductor Dicing & Grinding Equipment
Number of Shares		Value
1,500,000	Suruga Bank	$27,201,721
	Regional Bank
2,130,500	Nippon Kayaku (a)	26,543,426
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
1,268,000	Nabtesco	26,327,177
	Machinery Components
370,000	Rinnai	26,309,060
	Gas Appliances for Household & Commercial Use
709,500	Hamamatsu Photonics	25,622,338
	Optical Sensors for Medical & Industrial Applications
2,940	Nippon Prologis REIT	25,511,120
	Logistics Real Estate Investment Trust in Japan
2,580	Industrial & Infrastructure Fund (a)	25,092,235
	Industrial Real Estate Investment Trust in Japan
355,800	FP Corporation	24,669,046
	Disposable Food Trays & Containers
594,700	Itochu Techno-Science	24,617,999
	IT Network Equipment Sales & Services
735,000	Toyo Suisan Kaisha	24,455,457
	Instant Noodle Manufacturer
11,200	Advance Residence Investment	24,281,448
	Residential REIT
1,676,000	Doshisha	23,871,216
	Wholesaler of Household Products
3,730	Mori Hills REIT Investment (a)	23,293,267
	Tokyo Centric Diversified Real Estate Investment Trust
524,600	Santen Pharmaceutical	22,701,958
	Specialty Pharma (Ophthalmic Medicine)
532,000	Familymart	22,699,611
	Convenience Store Operator
3,850	Global One Real Estate	22,367,032
	Office Real Estate Investment Trust
1,102,500	Aica Kogyo	22,098,228
	Laminated Sheets, Building Materials & Chemical Adhesives
734,800	Omron	21,906,599
	Electric Components for Factory Automation
488,892	Ain Pharmaciez	21,072,931
	Dispensing Pharmacy/Drugstore Operator
1,355,400	OSG	20,277,410
	Consumable Cutting Tools
835,000	Icom (b)	20,254,170
	Two Way Radio Communication Equipment
2,100,000	Asahi Diamond Industrial	19,849,549
	Consumable Diamond Tools
225,900	Shimano	19,243,259
	Bicycle Components & Fishing Tackle
1,940,200	Sintokogio	16,039,733
	Automated Casting Machines, Surface Treatment System & Consumables

See accompanying notes to financial statements.

Number of Shares		Value
	> Japan—continued
446,400	Milbon	$15,739,483
	Manufacturer of Hair Products for Business-to-business Use
1,575,000	Lifenet Insurance (a)(c)	12,858,331
	Online Life Insurance Company in Japan
243,100	Horiba	8,866,523
	Test & Measurement Instruments
350,000	MonotaRO (a)	8,521,766
	Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan
		1,544,466,190
	> Taiwan 7.2%
40,480,000	Far EasTone Telecom	108,490,695
	Taiwan's Third Largest Mobile Operator
18,206,000	Taiwan Mobile	71,725,361
	Taiwan's Second Largest Mobile Operator
2,270,000	St. Shine Optical	58,678,512
	World's Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
23,043,000	CTCI Corp	41,792,382
	International Engineering Firm
6,995,000	Delta Electronics	31,767,668
	Industrial Automation, Switching Power Supplies & Passive Components
6,258,000	Advantech	29,681,321
	Industrial PC & Components
12,488,000	Taiwan Hon Chuan	29,141,451
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
7,401,000	Flexium Interconnect	25,143,638
	Flexible Printed Circuit for Mobile Electronics
1,345,000	Ginko International	22,538,714
	Largest Contact Lens Maker in China
6,173,000	Lung Yen	20,050,573
	Funeral Services & Columbaria
2,673,000	President Chain Store	17,472,922
	Taiwan's Number One Convenience Chain Store Operator
9,078,000	Lite-On Technology	15,867,974
	Mobile Device, LED & IT Component Supplier
3,034,000	PC Home	15,820,969
	Taiwanese Internet Retail Company
5,865,230	Chipbond	14,272,169
	Semiconductor Back-end Packaging Services
7,568,000	Chroma Ate	12,807,203
	Automatic Test Systems, Testing & Measurement Instruments
4,048,000	CHC Healthcare	10,715,007
	Medical Device Distributor
		525,966,559
	> Hong Kong 5.0%
3,500,000	Melco Crown Entertainment - ADR (c)	78,260,000
	Macau Casino Operator
Number of Shares		Value
7,581,000	AAC Technologies	$42,533,006
	Miniature Acoustic Components
15,625,000	L'Occitane International	41,973,748
	Skin Care & Cosmetics Producer
18,223,000	Lifestyle International	38,034,821
	Mid to High-end Department Store Operator in Hong Kong & China
20,000,000	Melco International	37,526,798
	Macau Casino Operator
40,000,000	Mapletree Greater China Commercial Trust (c)	29,729,925
	Retail & Office Property Landlord
30,000,000	Sa Sa International	29,625,606
	Cosmetics Retailer
10,000,000	MGM China Holdings	26,536,564
	Macau Casino Operator
18,000,000	Vitasoy International	21,667,342
	Well Known Hong Kong Soy Food Brand Reinventing Brand
1,660,100	ASM Pacific	18,224,174
	Semi Backend & Surface Mounting Equipment
		364,111,984
	> Singapore 2.8%
40,000,000	Mapletree Commercial Trust	37,278,106
	Retail & Office Property Landlord
20,000,000	CDL Hospitality Trust	26,762,209
	Hotel Owner/Operator
30,000,000	Mapletree Logistics Trust	26,001,089
	Industrial Property Landlord
25,000,000	Mapletree Industrial Trust	25,980,789
	Industrial Property Landlord
13,500,000	Ascendas REIT	23,658,539
	Industrial Property Landlord
3,500,000	Singapore Exchange	19,345,885
	Singapore Equity & Derivatives Market Operator
4,856,000	Super Group	17,037,185
	Instant Food & Beverages in Southeast Asia
13,640,000	Goodpack Limited	16,895,306
	International Bulk Container Leasing
4,772,000	Petra Foods	14,246,952
	Cocoa Processor & Chocolate Manufacturer
		207,206,060
	> Korea 2.7%
834,580	Coway	40,555,792
	Household Appliance Rental Service Provider
1,617,261	Paradise Co	32,643,745
	Korean 'Foreigner Only' Casino Operator
74,400	KCC	21,268,787
	Paint & Housing Material Manufacturer
465,540	Kepco Plant Service & Engineering	21,196,992
	Power Plant & Grid Maintenance

See accompanying notes to financial statements.

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Korea—continued
416,998	LS Industrial Systems	$20,839,457
	Manufacturer of Electrical & Automation Equipment
16,200	Lotte Chilsung Beverage	19,510,059
	Beverages & Liquor Manufacturer
886,204	iMarketKorea	17,074,215
	Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods
624,441	Handsome	15,831,661
	High-end Apparel Company
704,000	Nexen Tire	10,008,850
	Tire Manufacturer
145,370	BS Financial Group	1,829,325
	Regional Bank in Busan (Korea's Second Largest City)
		200,758,883
	> India 2.2%
341,652	Asian Paints	26,585,740
	India's Largest Paint Company
1,875,000	United Breweries	22,778,747
	India's Largest Brewer
2,765,000	Yes Bank	21,374,317
	Commercial Banking in India
920,000	Colgate Palmolive India	21,016,183
	Consumer Products in Oral Care
7,222,544	Adani Ports & Special Economic Zone	18,235,366
	Indian West Coast Shipping Port
13,195,000	Redington India	15,930,587
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
5,514,527	Bharti Infratel	14,100,634
	Communication Towers
85,000	Bosch	12,903,517
	Automotive Parts
125,000	TTK Prestige	6,622,824
	Branded Cooking Equipment
1,650,000	SKIL Ports and Logistics (c)	2,471,923
	Indian Container Port Project
		162,019,838
	> Indonesia 1.8%
58,000,000	Tower Bersama Infrastructure (c)	30,287,954
	Communications Towers
31,764,600	Archipelago Resources (b)(c)	22,827,587
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
250,000,000	Ace Indonesia	18,594,030
	Home Improvement Retailer
5,003,500	Mayora Indah	15,163,329
	Consumer Branded Food Manufacturer
43,599,000	Surya Citra Media	11,965,120
	Free to Air TV Station in Indonesia
9,720,000	Matahari Department Store (c)	11,365,495
	Largest Department Store Chain in Indonesia
Number of Shares		Value
44,420,000	MNC Skyvision (c)	$10,476,701
	Largest Satellite Pay TV Operator in Indonesia
17,357,000	Arwana Citramulia	5,586,348
	Ceramic Tiles for Home Decoration
6,622,000	Mitra Adiperkasa	4,649,184
	Operator of Department Store & Specialty Retail Stores
5,719,500	Southern Arc Minerals (b)(c)	652,600
	Gold & Copper Exploration in Indonesia
		131,568,348
	> China 1.5%
2,143,203	WuXi PharmaTech - ADR (c)	45,007,263
	Largest Contract Research Organization Business in China
16,769,000	Want Want	23,504,153
	Chinese Branded Consumer Food Company
34,418,000	AMVIG Holdings	13,312,705
	Chinese Tobacco Packaging Material Supplier
193,550,000	RexLot Holdings	12,692,865
	Lottery Equipment Supplier in China
1,377,000	Biostime	7,700,294
	Pediatric Nutrition & Baby Care Products Provider
4,561,300	Digital China	5,421,852
	IT Distribution & Systems Integration Services
		107,639,132
	> Thailand 1.1%
100,000,000	Home Product Center	36,924,798
	Home Improvement Retailer
4,500,000	Airports of Thailand	24,318,775
	Airport Operator of Thailand
8,775,000	Robinson's Department Store	17,149,305
	Mass-market Department Store Operator in Thailand
9,053,600	Samui Airport Property Fund	5,126,112
	Thai Airport Operator
		83,518,990
	> Philippines 0.9%
64,283,000	SM Prime Holdings	24,148,616
	Shopping Mall Operator
7,570,000	Int'l Container Terminal	15,173,544
	Container Handling Terminals & Port Management
18,600,000	Manila Water Company	13,935,799
	Water Utility Company in Philippines
60,000,000	Melco Crown (Philippines) Resorts (c)	11,527,778
	Integrated Resort Operator in Manila
		64,785,737
	> Cambodia 0.6%
60,000,000	Nagacorp	46,635,009
	Casino/Entertainment Complex in Cambodia

See accompanying notes to financial statements.

Number of Shares		Value
	> Mongolia 0.4%
74,865,700	Mongolian Mining (c)	$13,889,071
	Coking Coal Mining in Mongolia
1,049,943	Turquoise Hill Resources (c)	6,229,575
914,678	Turquoise Hill Resources (c)(d)	5,424,041
	Copper Mine Project in Mongolia
		25,542,687
Asia: Total		3,464,219,417
Europe 31.0%
	> United Kingdom 8.9%
4,561,000	Jardine Lloyd Thompson Group	63,175,508
	International Business Insurance Broker
3,560,000	Telecity	54,859,836
	European Data Center Provider
1,130,000	Spirax Sarco	46,311,712
	Steam Systems for Manufacturing & Process Industries
952,000	Whitbread	44,286,718
	The UK's Leading Hotelier & Coffee Shop
3,583,000	Domino's Pizza UK & Ireland	36,526,280
	Pizza Delivery in UK, Ireland & Germany
1,147,000	Rightmove	36,363,400
	Internet Real Estate Listings
3,229,068	WH Smith (a)	35,263,931
	Newsprint, Books & General Stationery Retailer
3,565,000	Shaftesbury	32,301,258
	London Prime Retail Real Estate Investment Trust
2,709,000	Smith & Nephew	30,340,422
	Medical Equipment & Supplies
795,000	Croda	29,979,531
	Oleochemicals & Industrial Chemicals
7,760,000	Elementis	25,893,643
	Clay-based Additives
3,715,000	Abcam	25,624,236
	Online Sales of Antibodies
5,815,000	BBA Aviation	24,765,816
	Aviation Support Services
4,577,000	Halford's	22,013,511
	The UK's Leading Retailer for Leisure Goods & Auto Parts
875,000	Aggreko	21,870,170
	Temporary Power & Temperature Control Services
34,752,000	Cable and Wireless	21,632,920
	Leading Telecoms Service Provider in the Caribbean
1,198,263	Babcock International	20,119,923
	Public Sector Outsourcer
8,141,000	Smiths News	18,727,851
	Newspaper & Magazine Distributor
3,100,000	PureCircle (a)(c)	16,502,303
	Natural Sweeteners
322,000	Intertek Group	14,313,413
	Testing, Inspection & Certification Services
Number of Shares		Value
473,246	Fidessa Group	$13,879,665
	Software for Financial Trading Systems
1,864,319	Ocado (a)(c)	8,458,401
	Leading Online Grocery Retailer
382,581	Tullow Oil	5,823,960
	Oil & Gas Producer
57,745	Telecom Plus	1,096,084
	UK Multi Utility
		650,130,492
	> Netherlands 3.5%
2,971,770	Aalberts Industries	66,418,376
	Flow Control & Heat Treatment
1,514,545	UNIT4 (b)	49,086,350
	Business Software Development
1,178,288	TKH Group	30,297,920
	Dutch Industrial Conglomerate
1,068,478	Arcadis	28,771,297
	Engineering Consultants
520,900	Fugro	28,303,801
	Subsea Oilfield Services
143,395	Core Labs	21,747,286
	Oil & Gas Reservoir Consulting
266,124	Vopak	15,707,549
	World's Largest Operator of Petroleum & Chemical Storage Terminals
2,114,073	Imtech (a)(c)	15,561,754
	Technical Installation & Maintenance
		255,894,333
	> France 3.3%
349,000	Eurofins Scientific (c)	73,646,945
	Food, Pharmaceuticals & Materials Screening & Testing
1,100,000	Neopost	72,832,888
	Postage Meter Machines
445,700	Gemalto (a)	40,354,897
	Digital Security Solutions
308,400	Norbert Dentressangle	25,089,293
	Leading European Logistics & Transport Group
1,002,314	Saft	23,816,045
	Niche Battery Manufacturer
1,831,204	Hi-Media (a)(c)	3,982,843
	Online Advertiser in Europe
		239,722,911
	> Germany 2.9%
2,000,000	Wirecard	54,419,897
	Online Payment Processing & Risk Management
148,295	Rational	49,646,568
	Commercial Ovens
685,000	NORMA Group	24,774,048
	Clamps for Automotive & Industrial Applications
2,130,000	TAG Immobilien	23,215,518
	Owner of Residential Properties in Germany
475,000	Elringklinger	15,828,930
	Automobile Components

See accompanying notes to financial statements.

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Germany—continued
597,726	Aurelius	$14,362,429
	European Turnaround Investor
113,662	Pfeiffer Vacuum	11,770,013
	Vacuum Pumps
90,000	Bertrandt	9,672,927
	Outsourced Engineering
260,000	Deutsche Beteiligungs	6,254,652
	Private Equity Investment Management
		209,944,982
	> Switzerland 2.8%
267,500	Partners Group	72,406,589
	Private Markets Asset Management
212,500	Geberit	52,641,275
	Plumbing Supplies
15,250	Sika	39,432,521
	Chemicals for Construction & Industrial Applications
232,576	Dufry Group (c)	28,173,474
	Operates Airport Duty Free & Duty Paid Shops
380,000	Zehnder	16,937,166
	Radiators & Heat Recovery Ventilation Systems
		209,591,025
	> Sweden 2.2%
3,130,522	Hexagon	83,683,177
	Design, Measurement & Visualization Software & Equipment
4,150,024	Sweco (b)	47,186,789
	Engineering Consultants
868,700	Unibet	29,081,456
	European Online Gaming Operator
		159,951,422
	> Denmark 1.9%
1,849,420	SimCorp	54,968,998
	Software for Investment Managers
1,315,800	Novozymes	42,145,358
	Industrial Enzymes
1,117,000	Jyske Bank (c)	42,014,811
	Danish Bank
		139,129,167
	> Italy 0.9%
3,658,000	Pirelli (a)	42,286,993
	Global Tire Supplier
8,501,000	Geox (a)	21,130,250
	Apparel & Shoe Maker
		63,417,243
	> Finland 0.8%
551,816	Vacon	36,595,907
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
1,084,000	Tikkurila	24,464,397
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
		61,060,304
Number of Shares		Value
	> Norway 0.7%
3,281,864	Atea	$33,092,293
	Leading Nordic IT Hardware/Software Reseller & Installation Company
906,000	Subsea 7 (c)	15,884,662
	Offshore Subsea Contractor
		48,976,955
	> Spain 0.6%
6,064,000	Dia	45,809,107
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
	> Russia 0.6%
1,167,000	Yandex (c)	32,244,210
	Search Engine for Russian & Turkish Languages
400,000	QIWI - ADR	9,280,000
	Electronic Payments Network Serving Russia & the Commonwealth of Independent States
		41,524,210
	> Kazakhstan 0.5%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR	37,955,340
	Largest Retail Bank & Insurer in Kazakhstan
	> Belgium 0.4%
438,880	EVS Broadcast Equipment	30,428,142
	Digital Live Mobile Production Software & Systems
	> Iceland 0.4%
28,312,499	Marel (e)	20,256,367
7,670,000	Marel (e)	8,114,436
	Largest Manufacturer of Poultry & Fish Processing Equipment
		28,370,803
	> Portugal 0.3%
8,635,000	Redes Energéticas Nacionais	24,761,154
	Portuguese Power Transmission & Gas Transportation
	> Turkey 0.3%
1,426,000	Bizim Toptan	23,215,845
	Cash & Carry Stores in Turkey
Europe: Total		2,269,883,435
Other Countries 14.1%
	> South Africa 4.2%
13,935,448	Coronation Fund Managers	88,468,422
	South African Fund Manager
858,188	Naspers	63,344,299
	Media in Africa, China, Russia & Other Emerging Markets
19,098,300	Rand Merchant Insurance	48,632,239
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
2,230,504	Massmart Holdings	40,458,001
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary

See accompanying notes to financial statements.

Number of Shares		Value
	> South Africa—continued
2,644,083	Mr. Price	$36,040,775
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum (c)	28,029,287
	Platinum Mining in South Africa
		304,973,023
	> Canada 3.8%
1,303,772	CCL Industries (c)	80,430,472
	Largest Global Label Converter
1,084,597	ShawCor	42,859,990
	Oil & Gas Pipeline Products
3,188,000	CAE	33,071,294
	Flight Simulator Equipment & Training Centers
653,200	Onex Capital	29,638,399
	Private Equity
590,228	AG Growth	19,159,821
	Leading Manufacturer of Augers & Grain Handling Equipment
1,436,127	DeeThree Exploration (c)	10,378,021
1,130,000	DeeThree Exploration (c)(f)	8,002,510
	Canadian Oil & Gas Producer
709,576	Black Diamond Group	15,079,418
	Provides Accommodations/Equipment for Oil Sands Development
984,500	Alliance Grain Traders	13,713,916
	Global Leader in Pulse Processing & Distribution
1,901,514	Horizon North Logistics (a)	11,481,044
	Diversified Oil Services Offering in Northern Canada
263,857	Baytex	9,508,586
	Oil & Gas Producer in Canada
450,000	Athabasca Oil Sands (c)	2,785,490
	Oil Sands & Unconventional Oil Development
1,607,306	Pan Orient	2,491,118
	Asian Oil & Gas Explorer
332,700	Crew Energy (c)	1,638,667
	Canadian Oil & Gas Producer
284,865	Americas Petrogas (c)	241,067
	Oil & Gas Exploration in Argentina, Potash in Peru
		280,479,813
	> United States 2.8%
952,080	Atwood Oceanics (c)	49,555,764
	Offshore Drilling Contractor
1,272,297	Textainer Group Holdings (a)	48,907,097
	Top International Container Leasor
1,052,900	Rowan (c)	35,872,303
	Contract Offshore Driller
601,213	FMC Technologies (c)	33,475,540
	Oil & Gas Well Head Manufacturer
439,500	Hornbeck Offshore (c)	23,513,250
	Supply Vessel Operator in U.S. Gulf of Mexico
428,228	World Fuel Services	17,120,555
	Global Fuel Broker
		208,444,509
Number of Shares		Value
	> Australia 2.6%
11,155,000	Challenger Financial	$40,676,982
	Largest Annuity Provider
37,464,000	Commonwealth Property Office Fund	37,546,916
	Australia Prime Office Real Estate Investment Trust
5,814,100	IAG	28,859,446
	General Insurance Provider
2,800,000	Domino's Pizza Enterprises	28,627,809
	Domino's Pizza Operator in Australia/New Zealand & France/Benelux
8,000,000	SAI Global	26,501,140
	Publishing, Certification & Compliance Services
6,440,000	Regis Resources (c)	17,047,565
	Gold Mining in Australia
928,701	Austbrokers	9,213,620
	Local Australian Small Business Insurance Broker
		188,473,478
	> Israel 0.7%
3,145,527	Israel Chemicals	30,890,441
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
791,000	Caesarstone (c)	21,538,930
	Quartz Countertops
		52,429,371
Other Countries: Total		1,034,800,194
Latin America 5.5%
	> Brazil 2.3%
3,350,000	Localiza Rent A Car	47,367,065
	Car Rental
55,632,340	Beadell Resources (b)(c)	25,954,829
	Gold Mining in Brazil
1,800,000	Arcos Dorados (a)	21,024,000
	McDonald's Master Franchise for Latin America
1,400,000	Multiplus	20,686,132
	Loyalty Program Operator in Brazil
5,000,000	Odontoprev	20,592,915
	Dental Insurance
1,000,000	Linx	16,734,264
	Retail Management Software in Brazil
1,206,000	Mills Estruturas e Servicos de Engenharia	16,344,114
	Civil Engineering & Construction
		168,703,319
	> Mexico 1.8%
17,626,000	Genomma Lab Internacional (c)	34,810,039
	Develops, Markets & Distributes Consumer Products
300,000	Grupo Aeroportuario del Sureste - ADR	33,372,000
	Mexican Airport Operator
6,090,000	Gruma (c)	27,682,993
	Tortilla Producer & Distributor

See accompanying notes to financial statements.

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Mexico—continued
8,361,000	Bolsa Mexicana de Valores	$20,790,466
	Mexico's Stock Exchange
6,569,005	Qualitas	15,715,990
	Leading Auto Insurer in Mexico & Central America
		132,371,488
	> Chile 0.6%
671,499	Sociedad Quimica y Minera de Chile - ADR	27,128,559
	Producer of Specialty Fertilizers, Lithium & Iodine
23,280,000	Empresas Hites (b)	18,287,665
	Mass Retailer for the Lower Income Strata
		45,416,224
	> Guatemala 0.3%
1,626,600	Tahoe Resources (c)	23,060,384
	Silver Project in Guatemala
	> Colombia 0.3%
14,729,000	Isagen (c)	19,736,416
	Leading Colombian Electricity Provider
	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(f)(g)	13,525,567
	Farmland Operator in Uruguay
	> Argentina —%
3,769,500	Madalena Ventures (c)	1,003,575
	Oil & Gas Exploration in Argentina
Latin America: Total		403,816,973
Total Equities: 97.9% (Cost: $5,652,916,839)		7,172,720,019	(h)
Number of Shares		Value
Short-Term Investments 1.7%
87,517,862	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$87,517,862
40,633,751	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	40,633,751
Total Short-Term Investments: 1.7% (Cost: $128,151,613)		128,151,613
Securities Lending Collateral 1.7%
128,096,564	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (i)	128,096,564
Total Securities Lending Collateral: (Cost: $128,096,564)		128,096,564
Total Investments: 101.3% (Cost: $5,909,165,016)(j)		7,428,968,196
Obligation to Return Collateral for Securities Loaned: (1.7)%		(128,096,564)
Cash and Other Assets Less Liabilities: 0.4%		29,519,826
Net Assets: 100.0%		$7,330,391,458

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $122,061,343.

(b)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/13	Value	Dividend
Wacom (1)(2)	21,500	5,337,600	208,900	5,150,200	$56,930,402	$881,792
UNIT4	1,574,145	-	59,600	1,514,545	49,086,350	881,545
Sweco	4,150,024	-	-	4,150,024	47,186,789	2,061,879
Nakanishi	295,762	25,400	6,000	315,162	40,172,035	(40)
Beadell Resources	17,793,303	37,839,037	-	55,632,340	25,954,829	-
Archipelago Resources	31,764,600	-	-	31,764,600	22,827,587	-
Icom	732,108	102,892	-	835,000	20,254,170	148,428
Empresas Hites	-	23,280,000	-	23,280,000	18,287,665	264,187
Southern Arc Minerals	6,217,500	-	498,000	5,719,500	652,600	-
Total of Affiliated Transactions	62,548,942	66,584,929	772,500	128,361,371	$281,352,427	$4,237,791

(1) At June 30, 2013, the Fund owned less than five percent of the company's outstanding voting shares.

(2) Includes the effects of a stock split.

  The aggregate cost and value of these companies at June 30, 2013, were $208,516,589 and $224,422,025, respectively. Investments in affiliated companies represented 3.06% of the Fund's total net assets at June 30, 2013.

See accompanying notes to financial statements.

> Notes to Statement of Investments

(c)  Non-income producing security.

(d)  Security is traded on a U.S. exchange.

(e)  The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel's regulatory governing body, the Icelandic Central Bank.

(f)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At June 30, 2013, the market value of these securities amounted to $21,528,077, which represented 0.29% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$13,525,567
DeeThree Exploration	9/7/10	1,130,000	2,950,812	8,002,510
			$17,950,812	$21,528,077

(g)  Illiquid security.

(h)  On June 30, 2013, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,544,466,190	21.1
Euro	909,290,890	12.4
British Pound	675,430,002	9.2
United States Dollar	554,951,704	7.6
Taiwan Dollar	525,966,559	7.2
Hong Kong Dollar	379,278,007	5.2
Other currencies less than 5% of total net assets	2,583,336,667	35.2
Total Equities	$7,172,720,019	97.9

(i)  Investment made with cash collateral received from securities lending activity.

(j)  At June 30, 2013, for federal income tax purposes, the cost of investments was $5,909,165,016 and net unrealized appreciation was $1,519,803,180 consisting of gross unrealized appreciation of $1,897,242,868 and gross unrealized depreciation of $377,439,688.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

See accompanying notes to financial statements.

Columbia Acorn International

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$135,573,479	$3,328,645,938	$-	$3,464,219,417
Europe	63,271,496	2,206,611,939	-	2,269,883,435
Other Countries	502,460,742	532,339,452	-	1,034,800,194
Latin America	364,336,577	25,954,829	13,525,567	403,816,973
Total Equities	1,065,642,294	6,093,552,158	13,525,567	7,172,720,019
Total Short-Term Investments	128,151,613	-	-	128,151,613
Total Securities Lending Collateral	128,096,564	-	-	128,096,564
Total Investments	$1,321,890,471	$6,093,552,158	$13,525,567	$7,428,968,196

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stocks classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company's capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International

Portfolio Diversification (Unaudited)

At June 30, 2013, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	$543,047,465	7.4
Machinery	426,688,544	5.8
Other Industrial Services	426,354,591	5.8
Electrical Components	192,829,293	2.6
Conglomerates	111,078,725	1.5
Construction	110,777,772	1.5
Outsourcing Services	50,989,842	0.7
Industrial Distribution	42,491,287	0.6
	1,904,257,519	25.9
> Consumer Goods & Services
Retail	541,920,160	7.4
Food & Beverage	287,232,306	3.9
Casinos & Gaming	274,904,214	3.8
Other Durable Goods	174,247,448	2.4
Nondurables	172,953,742	2.4
Restaurants	109,440,806	1.5
Other Consumer Services	98,641,186	1.3
Consumer Goods Distribution	79,545,837	1.1
Travel	47,367,065	0.6
Apparel	36,961,911	0.5
Educational Services	28,500,777	0.4
Furniture & Textiles	21,538,930	0.3
	1,873,254,382	25.6
> Information
Computer Hardware & Related Equipment	247,563,411	3.4
Mobile Communications	244,858,814	3.3
Business Software	218,352,454	3.0
Internet Related	131,951,908	1.8
Computer Services	112,570,127	1.5
Semiconductors & Related Equipment	85,118,777	1.2
Financial Processors	83,045,781	1.1
Instrumentation	47,296,064	0.6
Telephone & Data Services	21,632,920	0.3
TV Broadcasting	11,965,120	0.2
Satellite Broadcasting & Services	10,476,701	0.1
Electronics Distribution	5,421,852	0.1
Advertising	3,982,843	0.1
	1,224,236,772	16.7
	Value	Percentage of Net Assets
> Other Industries
Real Estate	$491,579,122	6.7
Transportation	143,962,449	2.0
Regulated Utilities	59,529,453	0.8
	695,071,024	9.5
> Finance
Insurance	239,725,031	3.2
Banks	180,481,437	2.5
Brokerage & Money Management	167,129,663	2.3
Finance Companies	78,545,495	1.1
Specialized Finance	20,790,466	0.3
	686,672,092	9.4
> Energy & Minerals
Oil Services	256,025,772	3.5
Mining	164,862,226	2.2
Oil & Gas Producers	41,872,995	0.6
Agricultural Commodities	27,239,482	0.4
Oil Refining, Marketing & Distribution	15,707,549	0.2
	505,708,024	6.9
> Health Care
Medical Supplies	106,841,462	1.5
Medical Equipment & Devices	81,227,464	1.1
Pharmaceuticals	67,709,221	0.9
Health Care Services	27,742,059	0.4
	283,520,206	3.9
Total Equities:	7,172,720,019	97.9
Short-Term Investments:	128,151,613	1.7
Securities Lending Collateral:	128,096,564	1.7
Total Investments:	7,428,968,196	101.3
Obligation to Return Collateral for Securities Loaned:	(128,096,564)	(1.7)
Cash and Other Assets Less Liabilities:	29,519,826	0.4
Net Assets:	$7,330,391,458	100.0

See accompanying notes to financial statements.

Columbia Acorn USA

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Information
CalAmp	0	173,015
ChannelAdvisor	0	44,119
DemandWare	0	72,000
E2Open	0	125,685
Envestnet	28,561	82,000
RealPage	158,542	330,000
RPX	155,948	228,294
Webgroup.com	0	81,192
Industrial Goods & Services
KAR Auction Services	0	151,000
Kennametal	224,000	264,000
Middleby	26,000	46,000
MRC Global	0	217,000
Polyone	164,000	290,000
TrueBlue	0	151,000
Consumer Goods & Services
B&G Foods	0	70,764
Blackhawk Network	0	252,000
Caesarstone (Israel)	243,814	333,814
Fiesta Restaurant Group	0	92,000
Select Comfort	0	145,000
Finance
CAI International	569,208	673,208
H & E Equipment Services	189,000	264,072
Health Care
Allscripts Healthcare Solutions	0	468,000
Cepheid	574,600	612,600
Coronado Biosciences	67,263	170,000
HealthSouth	0	114,000
Synageva Biopharma	210,553	258,773
Other Industries
American Residential Properties	0	90,000
Coresite Realty	42,628	223,000
World Fuel Services	0	79,000
Energy & Minerals
Gulfmark Offshore	0	84,000
Hornbeck Offshore	74,000	182,000
SM Energy	90,000	116,000
	Number of Shares
	3/31/13	6/30/13
Sales
Information
Nice Systems - ADR (Israel)	146,000	0
Microsemi	628,000	0
IPG Photonics	504,000	454,000
ON Semiconductor	874,000	260,000
TriQuint Semiconductor	978,000	0
Industrial Goods & Services
Ametek	984,000	871,000
Fortune Brands Home & Security	164,000	86,000
Nordson	718,200	675,200
Polypore International	207,000	130,000
Consumer Goods & Services
Abercrombie & Fitch	362,500	179,500
Helen of Troy	238,000	183,843
lululemon athletica	198,000	113,000
Pinnacle Entertainment	635,000	321,913
Ryman Hospitality Properties	907,722	569,722
Finance
Eagle Bancorp	191,000	1
TriCo Bancshares	82,000	67,569
World Acceptance	287,000	234,000
Heath Care
Health Management Associates	604,900	0
BioMarin Pharmaceutical	228,000	193,000
Chelsea Therapeutics International	419,511	0
Sirona Dental Systems	224,012	135,000
Other Industries
Biomed Realty Trust	496,200	352,200
Dupont Fabros Technology	356,738	0
Energy & Minerals
Atwood Oceanics	660,000	584,000

See accompanying notes to financial statements.

Columbia Acorn USA

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 98.1%
Information 27.8%
	> Business Software 8.3%
745,000	Informatica (a)	$26,060,100
	Enterprise Data Integration Software
299,000	Ansys (a)	21,856,900
	Simulation Software for Engineers & Designers
290,000	SPS Commerce (a)	15,950,000
	Supply Chain Management Software Delivered Via the Web
170,000	NetSuite (a)	15,595,800
	End-to-end IT Systems Solution Delivered Over the Web
340,000	Micros Systems (a)	14,671,000
	Information Systems for Hotels, Restaurants & Retailers
178,000	Concur Technologies (a)(b)	14,485,640
	Web Enabled Cost & Expense Management Software
330,000	RealPage (a)(b)	6,052,200
	Software for Managing Rental Properties Delivered Via the Web
310,000	Exa (a)	3,193,000
	Simulation Software
72,000	DemandWare (a)(b)	3,053,520
	eCommerce Website Solution for Retailers & Apparel Manufacturers
125,685	E2Open (a)(b)	2,199,487
	Supply Chain Management Software & Supplier/Partner Network
81,192	Webgroup.com (a)	2,078,515
	Website Creation & Management for Small Businesses
82,000	Envestnet (a)	2,017,200
	Technology Platform for Investment Advisors
160,200	InContact (a)	1,316,844
	Call Center Systems Delivered Via the Web & Telecommunications Services
44,119	ChannelAdvisor (a)	693,992
	eCommerce Software
364,000	Velti (a)(b)	509,600
	Mobile Marketing Software Platform
1,090	SciQuest (a)	27,305
	Procurement Management Software & Vendor Network
		129,761,103
	> Instrumentation 4.3%
164,000	Mettler-Toledo International (a)	32,996,800
	Laboratory Equipment
454,000	IPG Photonics (b)	27,571,420
	Fiber Lasers
274,000	Trimble Navigation (a)	7,126,740
	GPS-based Instruments
		67,694,960
	> Telephone & Data Services 2.5%
1,325,000	tw telecom (a)	37,285,500
	Fiber Optic Telephone/Data Services
364,000	Boingo Wireless (a)	2,260,440
	Wholesale & Retail WiFi Networks
		39,545,940
Number of Shares		Value
	> Semiconductors & Related Equipment 2.2%
238,000	Ultratech (a)	$8,739,360
	Semiconductor Equipment
1,189,000	Atmel (a)	8,739,150
	Microcontrollers, Radio Frequency & Memory Semiconductors
333,000	Monolithic Power Systems	8,028,630
	High Performance Analog & Mixed Signal Integrated Circuits
118,000	Semtech (a)	4,133,540
	Analog Semiconductors
45,000	Hittite Microwave (a)	2,610,000
	Radio Frequency, Microwave & Millimeterwave Semiconductors
260,000	ON Semiconductor (a)	2,100,800
	Mixed Signal & Power Management Semiconductors
		34,351,480
	> Gaming Equipment & Services 2.2%
600,000	Bally Technologies (a)(b)	33,852,000
	Slot Machines & Software
	> Computer Services 2.0%
506,000	ExlService Holdings (a)	14,957,360
	Business Process Outsourcing
327,000	WNS - ADR (India) (a)	5,457,630
	Offshore Business Process Outsourcing Services
175,000	Virtusa (a)	3,878,000
	Offshore IT Outsourcing
706,766	Hackett Group	3,668,116
	IT Integration & Best Practice Research
582,000	RCM Technologies	3,160,260
	Technology & Engineering Services
		31,121,366
	> Telecommunications Equipment 2.0%
740,000	Ixia (a)	13,616,000
	Telecom Network Test Equipment
666,000	Finisar (a)	11,288,700
	Optical Subsystems & Components
294,278	Infinera (a)	3,139,946
	Optical Networking Equipment
173,015	CalAmp (a)	2,526,019
	Machine-to-machine Communications
		30,570,665
	> Computer Hardware & Related Equipment 1.7%
1,242,000	II-VI (a)	20,194,920
	Laser Optics & Specialty Materials
67,000	Rogers (a)	3,170,440
	Printed Circuit Materials & High-performance Foams
88,000	Netgear (a)	2,687,520
	Networking Products for Small Business & Home
		26,052,880
	> Mobile Communications 1.3%
273,000	SBA Communications (a)	20,234,760
	Communications Towers

See accompanying notes to financial statements.

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Financial Processors 0.7%
139,000	Global Payments	$6,438,480
	Credit Card Processor
153,000	Liquidity Services (a)(b)	5,304,510
	E-Auctions for Surplus & Salvage Goods
		11,742,990
	> Contract Manufacturing 0.4%
215,000	Plexus (a)	6,426,350
	Electronic Manufacturing Services
	> Business Information & Marketing Services 0.2%
228,294	RPX (a)	3,835,339
	Patent Aggregation & Defensive Patent Consulting
Information: Total		435,189,833
Industrial Goods & Services 19.9%
	> Machinery 14.6%
675,200	Nordson	46,798,112
	Dispensing Systems for Adhesives & Coatings
871,000	Ametek	36,843,300
	Aerospace/Industrial Instruments
855,000	Donaldson	30,489,300
	Industrial Air Filtration
760,000	ESCO Technologies	24,608,800
	Automatic Electric Meter Readers
436,000	Moog (a)	22,467,080
	Motion Control Products for Aerospace, Defense & Industrial Markets
606,000	HEICO	22,367,460
	FAA-approved Aircraft Replacement Parts
237,000	Toro	10,762,170
	Turf Maintenance Equipment
264,000	Kennametal	10,251,120
	Consumable Cutting Tools
46,000	Middleby (a)	7,824,140
	Manufacturer of Cooking Equipment
168,000	Generac	6,217,680
	Standby Power Generators
130,000	Polypore International (a)(b)	5,239,000
	Battery Separators & Filtration Media
97,000	Dorman Products	4,426,110
	Aftermarket Auto Parts Distributor
		228,294,272
	> Industrial Materials & Specialty Chemicals 1.8%
539,000	Drew Industries	21,193,480
	RV & Manufactured Home Components
290,000	Polyone	7,186,200
	Intermediate Stage Chemicals Producer
		28,379,680
	> Electrical Components 1.4%
190,000	Acuity Brands	14,348,800
	Commercial Lighting Fixtures
Number of Shares		Value
386,000	Thermon (a)	$7,874,400
	Global Engineered Thermal Solutions
		22,223,200
	> Other Industrial Services 1.1%
188,000	Forward Air	7,196,640
	Freight Transportation Between Airports
496,643	Acorn Energy	4,191,667
	Frac Well Exploration/Monitoring Device, Sonar Security & Electric Grid Monitoring
151,000	KAR Auction Services	3,453,370
	Auto Auctions
151,000	TrueBlue (a)	3,178,550
	Temporary Industrial Labor
		18,020,227
	> Industrial Distribution 0.6%
217,000	MRC Global (a)	5,993,540
	Industrial Distributor
41,000	WESCO International (a)	2,786,360
	Industrial Distributor
		8,779,900
	> Waste Management 0.2%
82,000	Waste Connections	3,373,480
	Solid Waste Management
	> Construction 0.2%
86,000	Fortune Brands Home & Security	3,331,640
	Home Building Supplies & Small Locks
Industrial Goods & Services: Total		312,402,399
Consumer Goods & Services 15.8%
	> Travel 5.4%
1,183,950	Avis Budget Group (a)	34,038,563
	Second Largest Car Rental Company
569,722	Ryman Hospitality Properties (b)	22,224,855
	Convention Hotels
614,000	Hertz (a)	15,227,200
	Largest U.S. Rental Car Operator
173,000	Choice Hotels	6,866,370
	Franchisor of Budget Hotel Brands
135,000	HomeAway (a)	4,365,900
	Vacation Rental Online Marketplace
29,000	Vail Resorts	1,784,080
	Ski Resort Operator & Developer
		84,506,968
	> Retail 3.7%
805,000	Pier 1 Imports	18,909,450
	Home Furnishing Retailer
224,000	Shutterfly (a)	12,496,960
	Internet Photo-centric Retailer
179,500	Abercrombie & Fitch	8,122,375
	Teen Apparel Retailer
113,000	lululemon athletica (a)(b)	7,403,760
	Premium Active Apparel Retailer
113,000	Casey's General Stores	6,798,080
	Owner/Operator of Convenience Stores

See accompanying notes to financial statements.

Number of Shares		Value
	> Retail—continued
351,000	Saks (a)	$4,787,640
	Luxury Department Store Retailer
		58,518,265
	> Furniture & Textiles 1.9%
688,000	Interface	11,675,360
	Modular Carpet
657,000	Knoll	9,335,970
	Office Furniture
333,814	Caesarstone (Israel) (a)	9,089,755
	Quartz Countertops
		30,101,085
	> Consumer Goods Distribution 1.2%
358,000	Pool	18,762,780
	Swimming Pool Supplies & Equipment Distributor
	> Other Consumer Services 1.1%
233,000	Lifetime Fitness (a)	11,675,630
	Sport & Fitness Club Operator
252,000	Blackhawk Network (a)	5,846,400
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
		17,522,030
	> Other Durable Goods 0.8%
187,000	Cavco Industries (a)	9,434,150
	Manufactured Homes
145,000	Select Comfort (a)	3,633,700
	Specialty Mattresses
		13,067,850
	> Nondurables 0.5%
183,843	Helen of Troy (a)	7,054,056
	Personal Care, Housewares, Healthcare & Home Environment Products
	> Casinos & Gaming 0.4%
321,913	Pinnacle Entertainment (a)	6,332,029
	Regional Casino Operator
4,378	Churchill Downs	345,205
	Owner/Operator of Horse Racing Tracks & Regional Casinos
		6,677,234
	> Food & Beverage 0.3%
70,764	B&G Foods	2,409,514
	Acquiror of Small Food Brands
136,000	Boulder Brands (a)	1,638,800
	Healthy Food Products
		4,048,314
	> Restaurants 0.2%
92,000	Fiesta Restaurant Group (a)	3,163,880
	Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana
	> Apparel 0.2%
475,000	Quiksilver (a)	3,059,000
	Action Sports Lifestyle Branded Apparel & Footwear
Number of Shares		Value
	> Educational Services 0.1%
34,350	ITT Educational Services (a)(b)	$838,140
	Postsecondary Degree Services
Consumer Goods & Services: Total		247,319,602
Finance 13.9%
	> Banks 7.3%
801,000	MB Financial	21,466,800
	Chicago Bank
993,000	Associated Banc-Corp	15,441,150
	Midwest Bank
164,000	SVB Financial Group (a)	13,664,480
	Bank to Venture Capitalists
173,000	City National	10,963,010
	Bank & Asset Manager
392,597	Lakeland Financial	10,894,567
	Indiana Bank
487,000	TCF Financial	6,905,660
	Great Lakes Bank
228,000	Hancock Holding	6,855,960
	Gulf Coast Bank
1,345,199	First Busey	6,053,400
	Illinois Bank
738,000	First Commonwealth	5,439,060
	Western Pennsylvania Bank
566,750	Valley National Bancorp (b)	5,367,122
	New Jersey/New York Bank
695,000	TrustCo Bank	3,780,800
	New York State Bank
171,826	Sandy Spring Bancorp	3,714,878
	Baltimore & Washington, D.C. Bank
154,849	Guaranty Bancorp	1,757,536
	Colorado Bank
89,700	Hudson Valley	1,523,106
	Metro New York City Bank
67,569	TriCo Bancshares	1,441,247
	California Central Valley Bank
1	Eagle Bancorp (a)	11
	Metro Washington D.C. Bank
		115,268,787
	> Finance Companies 4.4%
234,000	World Acceptance (a)	20,343,960
	Personal Loans
673,208	CAI International (a)	15,867,513
	International Container Leasing
389,000	Textainer Group Holdings (b)	14,953,160
	Top International Container Leasor
315,000	McGrath Rentcorp	10,760,400
	Temporary Space & IT Rentals
264,072	H & E Equipment Services	5,563,997
	Heavy Equipment Leasing
91,000	Marlin Business Services	2,072,980
	Small Equipment Leasing
		69,562,010
	> Savings & Loans 1.1%
548,487	ViewPoint Financial	11,414,014
	Texas Thrift
128,000	Berkshire Hills Bancorp	3,553,280
	Northeast Thrift

See accompanying notes to financial statements.

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Savings & Loans—continued
157,073	Simplicity Bancorp	$2,277,559
	Los Angeles Savings & Loan
		17,244,853
	> Insurance 0.6%
35,000	Enstar Group (a)	4,654,300
	Insurance/Reinsurance & Related Services
45,000	Allied World Holdings	4,117,950
	Commerical Lines Insurance/Reinsurance
		8,772,250
	> Brokerage & Money Management 0.5%
139,000	SEI Investments	3,951,770
	Mutual Fund Administration & Investment Management
200,000	Kennedy-Wilson Holdings	3,328,000
	Global Distressed Real Estate
		7,279,770
Finance: Total		218,127,670
Health Care 8.8%
	> Biotechnology & Drug Delivery 5.4%
645,000	Seattle Genetics (a)	20,291,700
	Antibody-based Therapies for Cancer
729,000	NPS Pharmaceuticals (a)	11,007,900
	Orphan Drugs & Healthy Royalties
258,773	Synageva Biopharma (a)	10,868,466
	Biotech Focused on Orphan Diseases
193,000	BioMarin Pharmaceutical (a)	10,767,470
	Biotech Focused on Orphan Diseases
91,000	Onyx Pharmaceuticals (a)	7,900,620
	Commercial-stage Biotech Focused on Cancer
186,000	Sarepta Therapeutics (a)(b)	7,077,300
	Biotech Focused on Rare Diseases
388,000	ARIAD Pharmaceuticals (a)	6,786,120
	Biotech Focused on Cancer
145,000	Alnylam Pharmaceuticals (a)	4,496,450
	Biotech Developing Drugs for Rare Diseases
364,000	InterMune (a)	3,501,680
	Drugs for Pulmonary Fibrosis & Hepatitis C
170,000	Coronado Biosciences (a)(b)	1,462,000
	Development-stage Biotech
18,181	Metabolex (a)(c)(d)	1,273
	Diabetes Drug Development
		84,160,979
	> Medical Supplies 1.7%
612,600	Cepheid (a)	21,085,692
	Molecular Diagnostics
87,000	Techne	6,009,960
	Cytokines, Antibodies & Other Reagents for Life Science
		27,095,652
Number of Shares		Value
	> Health Care Services 0.6%
468,000	Allscripts Healthcare Solutions (a)	$6,055,920
	Health Care IT
114,000	HealthSouth (a)	3,283,200
	Inpatient Rehabalitation Facilities
		9,339,120
	> Medical Equipment & Devices 0.6%
135,000	Sirona Dental Systems (a)	8,893,800
	Manufacturer of Dental Equipment
	> Pharmaceuticals 0.5%
584,000	Akorn (a)	7,895,680
	Develops, Manufactures & Sells Specialty Generic Drugs
121,180	Alimera Sciences (a)(b)	591,358
	Ophthalmology-focused Pharmaceutical Company
		8,487,038
Health Care: Total		137,976,589
Other Industries 6.9%
	> Real Estate 5.8%
832,000	Extra Space Storage	34,885,760
	Self Storage Facilities
986,800	EdR	10,094,964
	Student Housing
491,000	Associated Estates Realty	7,895,280
	Multi-family Properties
1,255,000	Kite Realty Group	7,567,650
	Community Shopping Centers
352,200	Biomed Realty Trust	7,125,006
	Life Science-focused Office Buildings
223,000	Coresite Realty	7,093,630
	Data Centers
871,000	DCT Industrial Trust	6,227,650
	Industrial Properties
91,000	Post Properties	4,503,590
	Multi-family Properties
182,000	St. Joe (a)	3,831,100
	Florida Panhandle Landowner
90,000	American Residential Properties (a)(b)	1,548,000
	Single-family Rental Properties
		90,772,630
	> Transportation 1.1%
468,091	Rush Enterprises, Class A (a)	11,585,252
105,000	Rush Enterprises, Class B (a)	2,259,600
	Truck Sales & Service
79,000	World Fuel Services	3,158,420
	Global Fuel Broker
		17,003,272
Other Industries: Total		107,775,902

See accompanying notes to financial statements.

Number of Shares		Value
Energy & Minerals 5.0%
	> Oil Services 2.8%
584,000	Atwood Oceanics (a)	$30,397,200
	Offshore Drilling Contractor
182,000	Hornbeck Offshore (a)	9,737,000
	Supply Vessel Operator in U.S. Gulf of Mexico
84,000	Gulfmark Offshore	3,787,560
	Operator of Offshore Supply Vessels
		43,921,760
	> Oil & Gas Producers 1.5%
166,000	PDC Energy (a)	8,545,680
	Oil & Gas Producer in U.S.
116,000	SM Energy	6,957,680
	Oil & Gas Producer
158,000	Approach Resources (a)	3,882,060
	Oil & Gas Producer in West Texas Permian
83,000	Rosetta Resources (a)	3,529,160
	Oil & Gas Producer Exploring in Texas
464,000	Quicksilver Resources (a)(b)	779,520
	Natural Gas & Coal Seam Gas Producer
		23,694,100
	> Mining 0.7%
70,000	Core Labs (Netherlands)	10,616,200
	Oil & Gas Reservoir Consulting
546,000	Alexco Resource (a)	611,520
	Mining, Exploration & Environmental Services
		11,227,720
Energy & Minerals: Total		78,843,580
Total Equities: 98.1% (Cost: $897,717,035)		1,537,635,575	(e)(f)
Number of Shares		Value
Short-Term Investments 1.9%
30,437,673	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$30,437,673
Total Short-Term Investments: 1.9% (Cost: $30,437,673)		30,437,673
Securities Lending Collateral 4.1%
63,738,529	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	63,738,529
Total Securities Lending Collateral: (Cost: $63,738,529)		63,738,529
Total Investments: 104.1% (Cost: $991,893,237)(h)		1,631,811,777
Obligation to Return Collateral for Securities Loaned: (4.1)%		(63,738,529)
Cash and Other Assets Less Liabilities: —%		102,768
Net Assets: 100.0%		$1,568,176,016

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $63,089,988.

(c)  Illiquid security.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At June 30, 2013, the market value of this security amounted to $1,273, which represented less than 0.01% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex	2/11/00	18,181	$1,999,910	$1,273

(e)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/13	Value	Dividend
RCM Technologies (1)	640,000	-	58,000	582,000	$3,160,260	$-

(1) At June 30, 2013 the Fund owned less than five percent of the company's outstanding voting shares.

See accompanying notes to financial statements.

Columbia Acorn USA

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

(f)  On June 30, 2013, the market value of foreign securities represented 1.60% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$10,616,200	0.67
Israel	9,089,755	0.58
India	5,457,630	0.35
Total Foreign Portfolio	$25,163,585	1.60

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2013, for federal income tax purposes, the cost of investments was $991,893,237 and net unrealized appreciation was $639,918,540 consisting of gross unrealized appreciation of $669,973,504 and gross unrealized depreciation of $30,054,964.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$435,189,833	$-	$-	$435,189,833
Industrial Goods & Services	312,402,399	-	-	312,402,399
Consumer Goods & Services	247,319,602	-	-	247,319,602
Finance	218,127,670	-	-	218,127,670
Health Care	137,975,316	-	1,273	137,976,589
Other Industries	107,775,902	-	-	107,775,902
Energy & Minerals	78,843,580	-	-	78,843,580
Total Equities	1,537,634,302	-	1,273	1,537,635,575
Total Short-Term Investments	30,437,673	-	-	30,437,673
Total Securities Lending Collateral	63,738,529	-	-	63,738,529
Total Investments	$1,631,810,504	$-	$1,273	$1,631,811,777

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stocks classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company's capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International Select

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Asia
> Japan
NGK Spark Plug	632,000	759,000
Rinnai	79,000	104,500
Toyo Suisan Kaisha	0	125,000
> Taiwan
Taiwan Mobile	4,242,000	4,622,000
Europe
> United Kingdom
Babcock International	0	186,936
Jardine Lloyd Thompson Group	812,116	993,000
Smith & Nephew	314,515	688,000
Telecity	0	270,000
Whitbread	0	95,000
> Denmark
Jyske Bank	113,356	119,000
Novozymes	0	109,000
> France
Neopost	65,000	117,000
Other Countries
> Australia
Regis Resources	1,213,715	1,700,000
> Canada
CCL Industries	91,400	221,000
Latin America
> Brazil
Beadell Resources	6,667,760	11,561,000
> Mexico
Fresnillo	200,326	243,000
	Number of Shares
	3/31/13	6/30/13
Sales
Asia
> Japan
Familymart	95,000	91,000
FP Corporation	59,000	0
Itochu Techno-Science	134,000	0
Park24	210,000	205,000
Seven Bank	4,520,000	2,837,000
Start Today	936,100	796,000
> Taiwan
CTCI Corp	3,947,000	3,630,000
> Singapore
Ascendas REIT	11,081,000	9,514,000
CDL Hospitality Trust	2,349,000	0
Mapletree Industrial Trust	13,429,000	5,869,000
Mapletree Logistics Trust	11,748,000	10,847,000
> Korea
Hite Jinro	118,360	0
Hyundai Motor	51,000	0
Kepco Plant Service & Engineering	157,000	76,000
> Hong Kong
Mapletree Greater China Commercial Trust	4,932,000	4,288,000
> China
Want Want	2,770,000	0
Europe
> United Kingdom
Intertek Group	74,000	0
Other Countries
> Australia
Challenger Financial	3,214,907	1,836,000
Commonwealth Property Office Fund	3,310,000	0
IAG	1,089,000	690,000
> Canada
Alamos Gold	25,180	0
> South Africa
Naspers	95,700	50,000
> United States
Allied Nevada Gold	161,000	0
> Israel
Israel Chemicals	307,000	0

See accompanying notes to financial statements.

Columbia Acorn International Select

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 94.2%
Asia 53.6%
	> Japan 21.1%
796,000	Start Today (a)	$15,586,945
	Online Japanese Apparel Retailer
759,000	NGK Spark Plug	15,191,298
	Automobile Parts
2,837,000	Seven Bank	10,284,366
	ATM Processing Services
104,500	Rinnai	7,430,532
	Gas Appliances for Household & Commercial Use
855	Nippon Prologis REIT (a)	7,419,050
	Logistics Real Estate Investment Trust in Japan
125,000	Toyo Suisan Kaisha	4,159,091
	Instant Noodle Manufacturer
3,435	Orix JREIT	3,920,678
	Diversified Real Estate Investment Trust
91,000	Familymart	3,882,828
	Convenience Store Operator
205,000	Park24	3,719,116
	Parking Lot Operator
		71,593,904
	> Taiwan 15.2%
9,985,000	Far EasTone Telecom	26,760,859
	Taiwan's Third Largest Mobile Operator
4,622,000	Taiwan Mobile	18,209,086
	Taiwan's Second Largest Mobile Operator
3,630,000	CTCI Corp	6,583,620
	International Engineering Firm
		51,553,565
	> Singapore 10.3%
9,514,000	Ascendas REIT	16,673,137
	Industrial Property Landlord
10,847,000	Mapletree Logistics Trust	9,401,127
	Industrial Property Landlord
5,869,000	Mapletree Industrial Trust	6,099,250
	Industrial Property Landlord
3,012,000	Mapletree Commercial Trust	2,807,041
	Retail & Office Property Landlord
		34,980,555
	> Indonesia 2.5%
11,903,000	Archipelago Resources (b)	8,554,075
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
	> Korea 2.3%
88,800	Coway	4,315,170
	Household Appliance Rental Service Provider
76,000	Kepco Plant Service & Engineering	3,460,436
	Power Plant & Grid Maintenance
		7,775,606
Number of Shares		Value
	> Hong Kong 2.2%
2,391,000	Melco International	$4,486,329
	Macau Casino Operator
4,288,000	Mapletree Greater China Commercial Trust (b)	3,187,048
	Retail & Office Property Landlord
		7,673,377
Asia: Total		182,131,082
Europe 21.4%
	> United Kingdom 9.8%
993,000	Jardine Lloyd Thompson Group	13,754,282
	International Business Insurance Broker
688,000	Smith & Nephew	7,705,504
	Medical Equipment & Supplies
95,000	Whitbread	4,419,368
	The UK's Leading Hotelier & Coffee Shop
270,000	Telecity	4,160,718
	European Data Center Provider
186,936	Babcock International	3,138,825
	Public Sector Outsourcer
		33,178,697
	> Denmark 3.6%
119,000	Jyske Bank (b)	4,476,063
	Danish Bank
144,000	SimCorp	4,280,010
	Software for Investment Managers
109,000	Novozymes	3,491,293
	Industrial Enzymes
		12,247,366
	> France 2.3%
117,000	Neopost	7,746,771
	Postage Meter Machines
	> Switzerland 1.9%
24,000	Partners Group	6,496,292
	Private Markets Asset Management
	> Germany 1.2%
150,000	Wirecard	4,081,492
	Online Payment Processing & Risk Management
	> Sweden 1.1%
140,000	Hexagon	3,742,393
	Design, Measurement & Visualization Software & Equipment
	> Iceland 1.1%
3,488,000	Marel	3,690,111
	Largest Manufacturer of Poultry & Fish Processing Equipment
	> Netherlands 0.4%
176,586	Imtech (a)(b)	1,299,855
	Technical Installation & Maintenance
Europe: Total		72,482,977

See accompanying notes to financial statements.

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

Number of Shares		Value
Other Countries 13.6%
	> Australia 4.3%
1,836,000	Challenger Financial	$6,695,019
	Largest Annuity Provider
1,700,000	Regis Resources (b)	4,500,134
	Gold Mining in Australia
690,000	IAG	3,424,953
	General Insurance Provider
		14,620,106
	> Canada 4.2%
221,000	CCL Industries (b)	13,633,622
	Largest Global Label Converter
21,500	Goldcorp	531,695
	Gold Mining
		14,165,317
	> South Africa 2.7%
846,448	Coronation Fund Managers	5,373,628
	South African Fund Manager
50,000	Naspers	3,690,584
	Media in Africa, China, Russia & Other Emerging Markets
		9,064,212
	> United States 2.4%
82,000	Atwood Oceanics (b)	4,268,100
	Offshore Drilling Contractor
66,000	SM Energy	3,958,680
	Oil & Gas Producer
		8,226,780
Other Countries: Total		46,076,415
Latin America 5.6%
	> Guatemala 2.4%
588,000	Tahoe Resources (b)	8,336,104
	Silver Project in Guatemala
	> Brazil 1.6%
11,561,000	Beadell Resources (b)	5,393,693
	Gold Mining in Brazil
	> Mexico 1.0%
243,000	Fresnillo	3,280,703
	Silver & Metal Byproduct Mining in Mexico
Number of Shares		Value
	> Uruguay 0.6%
191,666	Union Agriculture Group (b)(c)(d)	$1,983,743
	Farmland Operator in Uruguay
	> Colombia —%
1,880,000	Santa Maria Petroleum (b)(c)	46,924
	Explores for Oil & Gas in Latin America
Latin America: Total		19,041,167
Total Equities: 94.2% (Cost: $276,197,649)		319,731,641	(e)
Short-Term Investments 5.1%
12,032,155	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	12,032,155
5,432,560	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	5,432,560
Total Short-Term Investments: 5.1% (Cost: $17,464,715)		17,464,715
Securities Lending Collateral 1.3%
4,332,824	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	4,332,824
Total Securities Lending Collateral: (Cost: $4,332,824)		4,332,824
Total Investments: 100.6% (Cost: $297,995,188)(g)		341,529,180
Obligation to Return Collateral for Securities Loaned: (1.3)%		(4,332,824)
Cash and Other Assets Less Liabilities: 0.7%		2,423,092
Net Assets: 100.0%		$339,619,448

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

> Notes to Statement of Investments

(a)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $4,098,939.

(b)  Non-income producing security.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At June 30, 2013, the market value of these securities amounted to $2,030,667, which represented 0.60% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	191,666	$2,200,000	$1,983,743
Santa Maria Petroleum	1/14/11	1,880,000	2,375,897	46,924
			$4,575,897	$2,030,667

> Notes to Statement of Investments

(d)  Illiquid security.

(e)  On June 30, 2013, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$71,593,904	21.1
Taiwan Dollar	51,553,565	15.2
British Pound	45,013,475	13.3
Hong Kong Dollar	38,167,603	11.2
Canadian Dollar	22,016,649	6.5
Australian Dollar	20,013,799	5.9
Other currencies less than 5% of total net assets	71,372,646	21.0
Total Equities	$319,731,641	94.2

(f)  Investment made with cash collateral received from securities lending activity.

(g)  At June 30, 2013, for federal income tax purposes, the cost of investments was $297,995,188 and net unrealized appreciation was $43,533,992 consisting of gross unrealized appreciation of $65,324,272 and gross unrealized depreciation of $21,790,280.

  At June 30, 2013, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	89,655,300	$9,000,000	7/15/13	$(52,114)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

See accompanying notes to financial statements.

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$–	$182,131,082	$–	$182,131,082
Europe	–	72,482,977	–	72,482,977
Other Countries	22,392,097	23,684,318	–	46,076,415
Latin America	8,336,104	8,721,320	1,983,743	19,041,167
Total Equities	30,728,201	287,019,697	1,983,743	319,731,641
Total Short-Term Investments	17,464,715	–	–	17,464,715
Total Securities Lending Collateral	4,332,824	–	–	4,332,824
Total Investments	$52,525,740	$287,019,697	$1,983,743	$341,529,180
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	–	(52,114)	–	(52,114)
Total	$52,525,740	$286,967,583	$1,983,743	$341,477,066

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stocks classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company's capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Acorn International Select

Portfolio Diversification (Unaudited)

At June 30, 2013, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Consumer Goods & Services
Other Durable Goods	$22,621,830	6.7
Retail	19,469,773	5.7
Nondurables	13,633,622	4.0
Casinos & Gaming	4,486,328	1.3
Restaurants	4,419,368	1.3
Other Consumer Services	4,315,170	1.3
Food & Beverage	4,159,091	1.2
	73,105,182	21.5
> Information
Mobile Communications	44,969,946	13.2
Business Software	8,022,403	2.4
Computer Services	4,160,718	1.2
Financial Processors	4,081,492	1.2
Internet Related	3,690,584	1.1
	64,925,143	19.1
> Finance
Insurance	23,874,254	7.0
Banks	14,760,429	4.4
Brokerage & Money Management	11,869,920	3.5
	50,504,603	14.9
> Other Industries
Real Estate	49,507,331	14.6
	49,507,331	14.6
> Energy & Minerals
Mining	30,596,404	9.0
Oil Services	4,268,100	1.2
Oil & Gas Producers	4,005,604	1.2
Agricultural Commodities	1,983,743	0.6
	40,853,851	12.0
	Value	Percentage of Net Assets
> Industrial Goods & Services
Machinery	$11,436,882	3.4
Outsourcing Services	6,599,261	2.0
Construction	6,583,620	1.9
Other Industrial Services	5,018,971	1.5
Industrial Materials & Specialty Chemicals	3,491,293	1.0
	33,130,027	9.8
> Health Care
Medical Equipment & Devices	7,705,504	2.3
	7,705,504	2.3
Total Equities:	319,731,641	94.2
Short-Term Investments:	17,464,715	5.1
Securities Lending Collateral:	4,332,824	1.3
Total Investments:	341,529,180	100.6
Obligation to Return Collateral for Securities Loaned:	(4,332,824)	(1.3)
Cash and Other Assets Less Liabilities:	2,423,092	0.7
Net Assets:	$339,619,448	100.0

See accompanying notes to financial statements.

Columbia Acorn Select

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Industrial Goods & Services
Nordson	240,000	288,000
Information
Ansys	74,000	102,000
F5 Networks	165,000	195,000
Trimble Navigation	0	330,000
Consumer Goods & Services
Best Buy	0	215,000
Blackhawk Network	0	435,000
Choice Hotels	155,000	220,000
Lifetime Fitness	170,000	233,000
PVH	0	89,000
Health Care
Cepheid	385,000	464,000
	Number of Shares
	3/31/13	6/30/13
Sales
Industrial Goods & Services
Ametek	1,270,000	1,210,000
Donaldson	988,000	940,000
Kennametal	615,000	587,000
Pall	412,000	375,000
Information
Crown Castle International	488,000	395,000
Globalstar	17,458,546	0
Sanmina-SCI	1,880,000	1,076,926
SBA Communications	377,000	364,000
Consumer Goods & Services
Abercrombie & Fitch	345,000	0
Hertz	2,260,000	1,870,000
lululemon athletica	107,000	38,000
RexLot Holdings (China)	119,425,000	57,875,000
Ryman Hospitality Properties	875,783	444,783
Finance
City National	480,000	468,000
CNO Financial Group	4,100,000	3,863,000
Discover Financial Services	970,000	750,000
Energy & Minerals
Real Goods Solar	1,165,000	0
Tuscany International Drilling (Colombia)	8,259,800	0
Other Industries
Biomed Realty Trust	924,000	852,000
Dupont Fabros Technology	456,000	300,000

See accompanying notes to financial statements.

Columbia Acorn Select

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 98.1%
Industrial Goods & Services 23.8%
	> Machinery 17.8%
1,210,000	Ametek	$51,183,000
	Aerospace/Industrial Instruments
940,000	Donaldson	33,520,400
	Industrial Air Filtration
375,000	Pall	24,911,250
	Life Science, Water & Industrial Filtration
587,000	Kennametal	22,793,210
	Consumable Cutting Tools
288,000	Nordson	19,961,280
	Dispensing Systems for Adhesives & Coatings
		152,369,140
	> Outsourcing Services 2.6%
839,000	Quanta Services (a)	22,199,940
	Electrical & Telecom Construction Services
	> Industrial Materials & Specialty Chemicals 1.9%
265,000	FMC Corporation	16,180,900
	Niche Specialty Chemicals
	> Industrial Distribution 0.8%
74,233	Airgas	7,086,282
	Industrial Gas Distributor
	> Other Industrial Services 0.7%
160,000	Forward Air	6,124,800
	Freight Transportation Between Airports
Industrial Goods & Services: Total		203,961,062
Information 23.6%
	> Mobile Communications 6.5%
395,000	Crown Castle International (a)	28,594,050
	Communications Towers
364,000	SBA Communications (a)	26,979,680
	Communications Towers
		55,573,730
	> Computer Services 4.8%
2,470,000	WNS - ADR (India) (a)	41,224,300
	Offshore Business Process Outsourcing Services
	> Computer Hardware & Related Equipment 4.0%
445,000	Amphenol	34,683,300
	Electronic Connectors
	> Instrumentation 3.5%
107,000	Mettler-Toledo International (a)	21,528,400
	Laboratory Equipment
330,000	Trimble Navigation (a)	8,583,300
	GPS-based Instruments
		30,111,700
Number of Shares		Value
	> Contract Manufacturing 1.8%
1,076,926	Sanmina-SCI (a)	$15,453,888
	Electronic Manufacturing Services
	> Telecommunications Equipment 1.6%
195,000	F5 Networks (a)	13,416,000
	Internet Traffic Management Equipment
	> Business Software 0.9%
102,000	Ansys (a)	7,456,200
	Simulation Software for Engineers & Designers
	> Semiconductors & Related Equipment 0.5%
575,000	Atmel (a)	4,226,250
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		202,145,368
Consumer Goods & Services 17.9%
	> Travel 10.1%
1,870,000	Hertz (a)	46,376,000
	Largest U.S. Rental Car Operator
444,783	Ryman Hospitality Properties (b)	17,350,985
	Convention Hotels
238,000	Vail Resorts	14,641,760
	Ski Resort Operator & Developer
220,000	Choice Hotels	8,731,800
	Franchisor of Budget Hotel Brands
		87,100,545
	> Other Consumer Services 2.9%
233,000	Lifetime Fitness (a)	11,675,630
	Sport & Fitness Club Operator
435,000	Blackhawk Network (a)	10,092,000
	Third Party Distributer of Prepaid Content, Mostly Gift Cards
1,197,322	IFM Investments (Century 21 China RE) - ADR (China) (a)(c)	2,789,760
	Provide Real Estate Services in China
		24,557,390
	> Retail 2.5%
129,000	ULTA (a)	12,920,640
	Specialty Beauty Product Retailer
215,000	Best Buy	5,875,950
	Consumer Electronic Specialty Retailer
38,000	lululemon athletica (a)(b)	2,489,760
	Premium Active Apparel Retailer
		21,286,350
	> Apparel 1.3%
89,000	PVH	11,129,450
	Apparel Wholesaler & Retailer
	> Educational Services 0.6%
198,000	ITT Educational Services (a)(b)	4,831,200
	Postsecondary Degree Services
	> Casinos & Gaming 0.4%
57,875,000	RexLot Holdings (China)	3,795,400
	Lottery Equipment Supplier in China

See accompanying notes to financial statements.

Columbia Acorn Select

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)	$600,000
	Produce an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		153,300,335
Finance 17.6%
	> Insurance 5.8%
3,863,000	CNO Financial Group	50,064,480
	Life, Long-term Care & Medical Supplement Insurance
	> Banks 5.3%
468,000	City National	29,657,160
	Bank & Asset Manager
1,043,000	Associated Banc-Corp	16,218,650
	Midwest Bank
		45,875,810
	> Credit Cards 4.2%
750,000	Discover Financial Services	35,730,000
	Credit Card Company
	> Brokerage & Money Management 2.3%
687,000	SEI Investments	19,531,410
	Mutual Fund Administration & Investment Management
Finance: Total		151,201,700
Energy & Minerals 7.3%
	> Oil & Gas Producers 4.2%
690,000	Pacific Rubiales Energy (Colombia)	12,117,809
	Oil Production & Exploration in Colombia
3,600,000	Canacol (Colombia) (a)	10,029,476
	Oil Producer in South America
20,600,000	Shamaran Petroleum (Iraq) (a)	7,051,441
	Oil Exploration & Production in Kurdistan
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(d)	3,902,254
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	57,826
	Oil & Gas Exploration/Production in the North Sea
33,700,000	Petrodorado Energy (Colombia) (a)(c)	1,922,602
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
12,000,000	Petromanas (Canada) (a)	1,198,060
	Exploring for Oil in Albania
		36,279,468
	> Agricultural Commodities 2.1%
1,742,424	Union Agriculture Group (Uruguay) (a)(d)(e)	18,034,088
	Farmland Operator in Uruguay
	> Mining 0.8%
1,550,000	Kirkland Lake Gold (Canada) (a)(b)	6,514,215
	Gold Mining
Number of Shares		Value
	> Alternative Energy 0.2%
2,000,000	Synthesis Energy Systems (China) (a)	$1,554,000
	Owner/Operator of Gasification Plants
Energy & Minerals: Total		62,381,771
Health Care 5.1%
	> Biotechnology & Drug Delivery 3.2%
163,000	Henry Schein (a)	15,607,250
	Largest Distributor of Healthcare Products
388,000	Seattle Genetics (a)	12,206,480
	Antibody-based Therapies for Cancer
		27,813,730
	> Medical Supplies 1.9%
464,000	Cepheid (a)	15,970,880
	Molecular Diagnostics
Health Care: Total		43,784,610
Other Industries 2.8%
	> Real Estate 2.8%
852,000	Biomed Realty Trust	17,235,960
	Life Science-focused Office Buildings
300,000	Dupont Fabros Technology (b)	7,245,000
	Data Centers
		24,480,960
Other Industries: Total		24,480,960
Total Equities: 98.1% (Cost: $559,948,704)		841,255,806 (f)
Short-Term Investments 1.9%
16,628,709	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	16,628,709
Total Short-Term Investments: 1.9% (Cost: $16,628,709)		16,628,709
Securities Lending Collateral 3.0%
25,736,169	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	25,736,169
Total Securities Lending Collateral: (Cost: $25,736,169)		25,736,169
Total Investments: 103.0% (Cost: $602,313,582)(h)		883,620,684
Obligation to Return Collateral for Securities Loaned: (3.0)%		(25,736,169)
Cash and Other Assets Less Liabilities: —%		(407,592)
Net Assets: 100.0%		$857,476,923

ADR - American Depositary Receipts

See accompanying notes to financial statements.

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $25,615,118.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/13	Value	Dividend
WNS - ADR (1)	3,034,100	-	564,100	2,470,000	$41,224,300	$-
Canadian Overseas Petroleum	24,000,000	-	-	24,000,000	3,902,254	-
IFM Investments (Century 21 China RE) - ADR	1,300,000	-	102,678	1,197,322	2,789,760	-
Petrodorado Energy	33,700,000	-	-	33,700,000	1,922,602	-
Globalstar (1)	19,000,000	-	19,000,000	-	-	-
Total of Affiliated Transactions	81,034,100	-	19,666,778	61,367,322	$49,838,916	$-

(1) At June 30, 2013, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at June 30, 2013, were $36,232,543 and $8,614,616, respectively. Investments in affiliated companies represented 1.00% of the Fund's total net assets at June 30, 2013.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At June 30, 2013, the market value of these securities amounted to $21,994,168, which represented 2.56% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$18,034,088
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260,435	3,902,254
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,501,964	57,826
			$31,762,399	$21,994,168

(e)  Illiquid security.

(f)  On June 30, 2013, the market value of foreign securities represented 12.92% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
India	$41,224,300	4.81
Colombia	24,069,887	2.81
Uruguay	18,034,088	2.10
Canada	8,312,275	0.97
China	8,139,160	0.95
Iraq	7,051,441	0.82
United Kingdom	3,960,080	0.46
Total Foreign Portfolio	$110,791,231	12.92

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At June 30, 2013, for federal income tax purposes, the cost of investments was $602,313,582 and net unrealized appreciation was $281,307,102 consisting of gross unrealized appreciation of $344,105,645 and gross unrealized depreciation of $62,798,543.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See accompanying notes to financial statements.

Columbia Acorn Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$203,961,062	$-	$-	$203,961,062
Information	202,145,368	-	-	202,145,368
Consumer Goods & Services	149,504,935	3,795,400	-	153,300,335
Finance	151,201,700	-	-	151,201,700
Energy & Minerals	40,387,603	3,960,080	18,034,088	62,381,771
Health Care	43,784,610	-	-	43,784,610
Other Industries	24,480,960	-	-	24,480,960
Total Equities	815,466,238	7,755,480	18,034,088	841,255,806
Total Short-Term Investments	16,628,709	-	-	16,628,709
Total Securities Lending Collateral	25,736,169	-	-	25,736,169
Total Investments	$857,831,116	$7,755,480	$18,034,088	$883,620,684

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$391,500	$-	$-	$391,500

  Financial assets were transferred from Level 2 to Level 1 as trading resumed during the period.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  The following table reconciles asset balances for the period ending June 30, 2013, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013
Equities
Energy & Materials	$17,842,422	$-	$191,666	$-	$-	$-	$-	$18,034,088
	$17,842,422	$-	$191,666	$-	$-	$-	$-	$18,034,088

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at June 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $191,666.

  Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 6/30/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$18,034,088	Market comparable companies	Discount for lack of marketability	-14	% to +19% (-10%)

  Certain common stocks classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company's capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

See accompanying notes to financial statements.

Columbia Thermostat Fund

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
	> Affiliated Bond Funds 68.7%
34,536,078	Columbia Short Term Bond Fund, Class I	$343,633,973
26,546,731	Columbia Income Opportunities Fund, Class I	260,423,434
28,357,889	Columbia Intermediate Bond Fund, Class I	258,623,948
Total Affiliated Bond Funds: (Cost: $873,246,232)		862,681,355
	> Affiliated Stock Funds 29.7%
1,749,663	Columbia Acorn International, Class I	74,868,079
4,413,636	Columbia Dividend Income Fund, Class I	74,237,363
1,685,233	Columbia Acorn Fund, Class I	56,050,846
2,987,092	Columbia Contrarian Core Fund, Class I	55,559,899
1,374,079	Columbia Acorn Select, Class I	37,443,649
2,427,574	Columbia Select Large Cap Growth Fund, Class I (a)	37,360,362
2,301,420	Columbia Large Cap Enhanced Core Fund, Class I	37,029,847
Total Affiliated Stock Funds: (Cost: $326,357,653)		372,550,045
Number of Shares		Value
	> Short-Term Investments 0.5%
6,705,042	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	$6,705,042
Total Short-Term Investments: (Cost: $6,705,042)		6,705,042
Total Investments: 98.9% (Cost: $1,206,308,927)(b)		1,241,936,442
Cash and Other Assets Less Liabilities: 1.1%		14,203,880
Net Assets: 100.0%		$1,256,140,322

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  At June 30, 2013, for federal income tax purposes, the cost of investments was $1,206,308,927 and net unrealized appreciation was $35,627,515 consisting of gross unrealized appreciation of $46,192,392 and gross unrealized depreciation of $10,564,877.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include, mutual funds whose NAVs are published each day. Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

See accompanying notes to financial statements.

> Notes to Statement of Investments

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$862,681,355	$-	$-	$862,681,355
Total Affiliated Stock Funds	372,550,045	-	-	372,550,045
Total Short-Term Investments	6,705,042	-	-	6,705,042
Total Investments	$1,241,936,442	$-	$-	$1,241,936,442

  There were no transfers of financial assets between levels 1 and 2 during the period.

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets Fund

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Asia
> Taiwan
Advantech	76,169	493,169
CHC Healthcare	39,000	565,000
Chroma Ate	88,990	888,990
CTCI Corp	201,000	1,413,000
Far EasTone Telecom	289,000	1,896,000
Flexium Interconnect	98,000	431,000
Ginko International	11,000	98,000
Lite-On Technology	0	573,000
Lung Yen	63,500	498,500
PC Home	55,000	318,000
St. Shine Optical	15,000	92,000
Taiwan Hon Chuan	126,000	974,000
> Hong Kong
AAC Technologies	80,527	386,527
ASM Pacific	0	167,700
Lifestyle International	195,589	1,526,089
L'Occitane International	73,250	711,250
Mapletree Greater China Commercial Trust	259,000	2,123,000
Melco International	379,000	2,286,000
Sa Sa International	231,799	1,595,799
> Indonesia
Ace Indonesia	6,656,690	20,804,690
Archipelago Resources	350,164	1,591,929
Arwana Citramulia	0	4,654,500
Matahari Department Store	236,500	1,443,000
Mayora Indah	121,500	530,000
MNC Skyvision	1,420,000	8,495,500
Surya Citra Media	781,440	7,556,079
Tower Bersama Infrastructure	966,609	6,061,109
> India
Adani Ports & Special Economic Zone	0	633,723
Bosch	1,986	10,503
Colgate Palmolive India	9,617	71,675
Redington India	181,621	1,948,273
TTK Prestige	3,725	31,154
United Breweries	34,532	217,891
Yes Bank	28,042	308,035
> Thailand
Home Product Center	579,900	6,255,500
Robinson's Department Store	84,400	1,181,500
Samui Airport Property Fund	350,700	5,178,500
> Philippines
Int'l Container Terminal	104,387	836,317
Manila Water Company	234,865	1,929,065
Melco Crown (Philippines) Resorts	0	6,983,200
	Number of Shares
	3/31/13	6/30/13
> China
AMVIG Holdings	578,000	3,644,000
Biostime	0	98,500
WuXi PharmaTech - ADR	0	76,213
> Cambodia
Nagacorp	784,000	4,518,000
> Korea
Paradise Co	19,125	131,006
> Japan
Kansai Paint	28,760	139,760
> Singapore
Super Group	0	494,000
> Mongolia
Mongolian Mining	579,600	7,965,100
Europe
> Finland
Tikkurila	0	80,474
Vacon	5,016	40,871
> Russia
QIWI - ADR	0	91,058
Yandex	0	79,673
> Kazakhstan
Halyk Savings Bank of Kazakhstan - GDR	57,785	432,482
> Italy
Pirelli	31,152	200,846
> Turkey
Bizim Toptan	13,675	139,435
> United Kingdom
Cable and Wireless	413,481	2,776,258
> Switzerland
Dufry Group	4,348	12,870
Latin America
> Brazil
Arcos Dorados	16,317	131,431
Beadell Resources	320,191	2,791,286
Linx	13,900	102,100
Localiza Rent A Car	24,100	119,670
Multiplus	15,600	105,500
Odontoprev	47,300	399,100

See accompanying notes to financial statements.

	Number of Shares
	3/31/13	6/30/13
Purchases (continued)
Latin America—continued
> Mexico
Bolsa Mexicana de Valores	77,000	673,800
Genomma Lab Internacional	90,400	872,100
Gruma	0	418,000
Grupo Aeroportuario del Sureste - ADR	2,447	15,922
Qualitas	0	449,700
> Colombia
Isagen	135,457	2,106,605
> Chile
Empresas Hites	155,147	2,134,691
Other Countries
> South Africa
Coronation Fund Managers	109,663	764,187
Massmart Holdings	18,011	158,152
Mr. Price	18,556	144,531
Rand Merchant Insurance	161,832	1,296,769
> United States
Atwood Oceanics	6,014	37,826
Textainer Group Holdings	9,393	69,220
> Canada
Alliance Grain Traders	17,199	114,251
CAE	0	157,990
	Number of Shares
	3/31/13	6/30/13
Sales
Asia
> Indonesia
Indosiair Karya Media	1,358,000	0
> Thailand
Siam Makro	10,300	0
> China
Digital China	235,151	67,151
Latin America
> Argentina
Madalena Ventures	635,500	0
Other Countries
> Canada
Americas Petrogas	67,105	0

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 92.1%
Asia 54.6%
	> Taiwan 14.1%
1,896,000	Far EasTone Telecom	$5,081,481
	Taiwan's Third Largest Mobile Operator
1,413,000	CTCI Corp	2,562,715
	International Engineering Firm
92,000	St. Shine Optical	2,378,160
	World's Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
493,169	Advantech	2,339,071
	Industrial PC & Components
974,000	Taiwan Hon Chuan	2,272,884
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
318,000	PC Home	1,658,230
	Taiwanese Internet Retail Company
98,000	Ginko International	1,642,226
	Largest Contact Lens Maker in China
498,500	Lung Yen	1,619,182
	Funeral Services & Columbaria
888,990	Chroma Ate	1,504,423
	Automatic Test Systems, Testing & Measurement Instruments
565,000	CHC Healthcare	1,495,548
	Medical Device Distributor
431,000	Flexium Interconnect	1,464,249
	Flexible Printed Circuit for Mobile Electronics
573,000	Lite-On Technology	1,001,581
	Mobile Device, LED & IT Component Supplier
		25,019,750
	> Hong Kong 9.3%
2,286,000	Melco International	4,289,313
	Macau Casino Operator
1,526,089	Lifestyle International	3,185,234
	Mid to High-end Department Store Operator in Hong Kong & China
386,527	AAC Technologies	2,168,600
	Miniature Acoustic Components
711,250	L'Occitane International	1,910,645
	Skin Care & Cosmetics Producer
167,700	ASM Pacific	1,840,970
	Semi Backend & Surface Mounting Equipment
2,123,000	Mapletree Greater China Commercial Trust (a)	1,577,916
	Retail & Office Property Landlord
1,595,799	Sa Sa International	1,575,883
	Cosmetics Retailer
		16,548,561
	> Indonesia 8.3%
6,061,109	Tower Bersama Infrastructure (a)	3,165,148
	Communications Towers
7,556,079	Surya Citra Media	2,073,657
	Free to Air TV Station in Indonesia
Number of Shares		Value
8,495,500	MNC Skyvision (a)	$2,003,710
	Largest Satellite Pay TV Operator in Indonesia
1,443,000	Matahari Department Store (a)	1,687,285
	Largest Department Store Chain in Indonesia
530,000	Mayora Indah	1,606,189
	Consumer Branded Food Manufacturer
20,804,690	Ace Indonesia	1,547,372
	Home Improvement Retailer
4,654,500	Arwana Citramulia	1,498,050
	Ceramic Tiles for Home Decoration
1,591,929	Archipelago Resources (a)	1,144,038
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		14,725,449
	> India 7.8%
217,891	United Breweries	2,647,085
	India's Largest Brewer
308,035	Yes Bank	2,381,207
	Commercial Banking in India
1,948,273	Redington India	2,352,189
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
31,154	TTK Prestige	1,650,620
	Branded Cooking Equipment
71,675	Colgate Palmolive India	1,637,320
	Consumer Products in Oral Care
633,723	Adani Ports & Special Economic Zone	1,600,014
	Indian West Coast Shipping Port
10,503	Bosch	1,594,419
	Automotive Parts
		13,862,854
	> Thailand 4.3%
5,178,500	Samui Airport Property Fund	2,932,046
	Thai Airport Operator
6,255,500	Home Product Center	2,309,831
	Home Improvement Retailer
1,181,500	Robinson's Department Store	2,309,049
	Mass-market Department Store Operator in Thailand
		7,550,926
	> Philippines 2.5%
836,317	Int'l Container Terminal	1,676,340
	Container Handling Terminals & Port Management
1,929,065	Manila Water Company	1,445,326
	Water Utility Company in Philippines
6,983,200	Melco Crown (Philippines) Resorts (a)	1,341,679
	Integrated Resort Operator in Manila
		4,463,345
	> China 2.0%
76,213	WuXi PharmaTech - ADR (a)	1,600,473
	Largest Contract Research Organization Business in China
3,644,000	AMVIG Holdings	1,409,480
	Chinese Tobacco Packaging Material Supplier

See accompanying notes to financial statements.

Number of Shares		Value
	> China—continued
98,500	Biostime	$550,820
	Pediatric Nutrition & Baby Care Products Provider
67,151	Digital China	79,820
	IT Distribution & Systems Integration Services
		3,640,593
	> Cambodia 2.0%
4,518,000	Nagacorp	3,511,616
	Casino/Entertainment Complex in Cambodia
	> Korea 1.5%
131,006	Paradise Co	2,644,302
	Korean 'Foreigner Only' Casino Operator
	> Japan 1.0%
139,760	Kansai Paint	1,784,058
	Paint Producer in Japan, India, China & Southeast Asia
	> Singapore 1.0%
494,000	Super Group	1,733,190
	Instant Food & Beverages in Southeast Asia
	> Mongolia 0.8%
7,965,100	Mongolian Mining (a)	1,477,684
	Coking Coal Mining in Mongolia
Asia: Total		96,962,328
Europe 13.3%
	> Finland 2.5%
40,871	Vacon	2,710,525
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
80,474	Tikkurila	1,816,188
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
		4,526,713
	> Russia 2.4%
79,673	Yandex (a)	2,201,365
	Search Engine for Russian & Turkish Languages
91,058	QIWI - ADR	2,112,546
	Electronic Payments Network Serving Russia & the Commonwealth of Independent States
		4,313,911
	> Sweden 2.1%
138,010	Hexagon	3,689,198
	Design, Measurement & Visualization Software & Equipment
	> Kazakhstan 1.8%
432,482	Halyk Savings Bank of Kazakhstan - GDR	3,191,717
	Largest Retail Bank & Insurer in Kazakhstan
Number of Shares		Value
	> Italy 1.3%
200,846	Pirelli	$2,321,808
	Global Tire Supplier
	> Turkey 1.3%
139,435	Bizim Toptan	2,270,057
	Cash & Carry Stores in Turkey
	> United Kingdom 1.0%
2,776,258	Cable and Wireless	1,728,205
	Leading Telecoms Service Provider in the Caribbean
	> Switzerland 0.9%
12,870	Dufry Group (a)	1,559,028
	Operates Airport Duty Free & Duty Paid Shops
Europe: Total		23,600,637
Latin America 12.4%
	> Brazil 5.3%
102,100	Linx	1,708,568
	Retail Management Software in Brazil
119,670	Localiza Rent A Car	1,692,065
	Car Rental
399,100	Odontoprev	1,643,726
	Dental Insurance
105,500	Multiplus	1,558,848
	Loyalty Program Operator in Brazil
131,431	Arcos Dorados (b)	1,535,114
	McDonald's Master Franchise for Latin America
2,791,286	Beadell Resources (a)	1,302,253
	Gold Mining in Brazil
		9,440,574
	> Mexico 4.6%
418,000	Gruma (a)	1,900,081
	Tortilla Producer & Distributor
15,922	Grupo Aeroportuario del Sureste - ADR	1,771,163
	Mexican Airport Operator
872,100	Genomma Lab Internacional (a)	1,722,333
	Develops, Markets & Distributes Consumer Products
673,800	Bolsa Mexicana de Valores	1,675,471
	Mexico's Stock Exchange
449,700	Qualitas	1,075,883
	Leading Auto Insurer in Mexico & Central America
		8,144,931
	> Colombia 1.6%
2,106,605	Isagen (a)	2,822,787
	Leading Colombian Electricity Provider
	> Chile 0.9%
2,134,691	Empresas Hites	1,676,912
	Mass Retailer for the Lower Income Strata
Latin America: Total		22,085,204

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
Other Countries 11.8%
	> South Africa 7.4%
764,187	Coronation Fund Managers	$4,851,399
	South African Fund Manager
1,296,769	Rand Merchant Insurance	3,302,115
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
158,152	Massmart Holdings	2,868,640
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
144,531	Mr. Price	1,970,063
	South African Retailer of Apparel, Household & Sporting Goods
		12,992,217
	> United States 2.6%
69,220	Textainer Group Holdings (b)	2,660,817
	Top International Container Leasor
37,826	Atwood Oceanics (a)	1,968,843
	Offshore Drilling Contractor
		4,629,660
	> Canada 1.8%
157,990	CAE	1,638,938
	Flight Simulator Equipment & Training Centers
114,251	Alliance Grain Traders	1,591,497
	Global Leader in Pulse Processing & Distribution
		3,230,435
Other Countries: Total		20,852,312
Total Equities: 92.1% (Cost: $170,635,438)		163,500,481	(c)
Number of Shares		Value
Short-Term Investments 5.2%
9,182,579	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	$9,182,579
Total Short-Term Investments: 5.2% (Cost: $9,182,579)		9,182,579
Securities Lending Collateral 0.9%
1,624,977	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	1,624,977
Total Securities Lending Collateral: (Cost: $1,624,977)		1,624,977
Total Investments: 98.2% (Cost: $181,442,994)(e)		174,308,037
Obligation to Return Collateral for Securities Loaned: (0.9)%		(1,624,977)
Cash and Other Assets Less Liabilities: 2.7%		4,796,780
Net Assets: 100.0%		$177,479,840

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $1,581,515.

(c)  On June 30, 2013, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Taiwan Dollar	$25,019,750	14.1
Hong Kong Dollar	16,548,561	9.3
Indonesia Rupiah	14,725,449	8.3
Indian Rupee	13,862,854	7.8
South African Rand	12,992,217	7.4
Brazilian Real	9,440,574	5.3
Other currencies less than 5% of total net assets	70,911,076	39.9
Total Equities	$163,500,481	92.1

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At June 30, 2013, for federal income tax purposes, the cost of investments was $181,442,994 and net unrealized depreciation was $7,134,957 consisting of gross unrealized appreciation of $3,826,193 and gross unrealized depreciation of $10,961,150.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

See accompanying notes to financial statements.

> Notes to Statement of Investments

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

  The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$1,600,473	$95,361,855	$-	$96,962,328
Europe	4,313,911	19,286,726	-	23,600,637
Latin America	20,782,951	1,302,253	-	22,085,204
Other Countries	7,860,095	12,992,217	-	20,852,312
Total Equities	34,557,430	128,943,051	-	163,500,481
Total Short-Term Investments	9,182,579	-	-	9,182,579
Total Securities Lending Collateral	1,624,977	-	-	1,624,977
Total Investments	$45,364,986	$128,943,051	$-	$174,308,037

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels 1 and 2 during the period.

See accompanying notes to financial statements.

Columbia Acorn Emerging Markets Fund

Portfolio Diversification (Unaudited)

At June 30, 2013, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Consumer Goods & Services
Retail	$21,432,350	12.1
Casinos & Gaming	11,786,910	6.6
Food & Beverage	11,531,327	6.5
Other Consumer Services	4,804,416	2.7
Consumer Goods Distribution	3,989,509	2.3
Other Durable Goods	3,972,428	2.2
Nondurables	3,632,978	2.0
Travel	1,692,065	1.0
	62,841,983	35.4
> Information
Mobile Communications	8,246,629	4.7
Computer Hardware & Related Equipment	5,509,252	3.1
Business Software	5,397,766	3.0
Semiconductors & Related Equipment	3,305,219	1.9
Internet Related	2,201,365	1.2
Financial Processors	2,112,546	1.2
TV Broadcasting	2,073,657	1.2
Satellite Broadcasting & Services	2,003,710	1.1
Telephone & Data Services	1,728,205	1.0
Instrumentation	1,504,423	0.9
Electronics Distribution	79,820	0.0	*
	34,162,592	19.3
> Finance
Insurance	6,021,724	3.4
Banks	5,572,924	3.2
Brokerage & Money Management	4,851,399	2.7
Finance Companies	2,660,817	1.5
Specialized Finance	1,675,471	0.9
	20,782,335	11.7
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	8,780,660	5.0
Other Industrial Services	4,915,292	2.8
Electrical Components	2,710,525	1.5
Construction	2,562,715	1.4
Machinery	1,594,419	0.9
	20,563,611	11.6
	Value	Percentage of Net Assets
> Other Industries
Transportation	$4,703,209	2.6
Regulated Utilities	4,268,113	2.4
Real Estate	1,577,916	0.9
	10,549,238	5.9
> Energy & Minerals
Mining	3,923,975	2.2
Oil Services	1,968,843	1.1
Agricultural Commodities	1,591,497	0.9
	7,484,315	4.2
> Health Care
Medical Supplies	4,020,386	2.3
Pharmaceuticals	1,600,473	0.9
Medical Equipment & Devices	1,495,548	0.8
	7,116,407	4.0
Total Equities:	163,500,481	92.1
Short-Term Investments:	9,182,579	5.2
Securities Lending Collateral:	1,624,977	0.9
Total Investments:	174,308,037	98.2
Obligation to Return Collateral for Securities Loaned:	(1,624,977)	(0.9)
Cash and Other Assets Less Liabilities:	4,796,780	2.7
Net Assets:	$177,479,840	100.0

*  Rounds to zero.

See accompanying notes to financial statements.

Columbia Acorn European Fund

Major Portfolio Changes in the Second Quarter (Unaudited)

	Number of Shares
	3/31/13	6/30/13
Purchases
Europe
> United Kingdom
Abcam	6,313	11,580
Aggreko	1,535	3,000
Assura	160,400	326,990
BBA Aviation	10,870	17,410
Cable and Wireless	81,000	118,770
Charles Taylor	28,121	56,105
Croda	0	3,000
Domino's Pizza UK & Ireland	10,550	14,470
Elementis	11,113	19,390
Fidessa Group	8	786
Halford's	0	14,870
Jardine Lloyd Thompson Group	8,535	15,790
Rightmove	3,500	4,000
Shaftesbury	6,100	10,860
Smiths News	4,676	29,430
Spirax Sarco	2,013	3,364
Telecity	4,360	9,910
WH Smith	5,790	9,540
Whitbread	1,600	3,130
> France
1000 mercis	1,914	3,100
AKKA Technologies	0	2,500
Eurofins Scientific	671	1,060
Gemalto	760	1,410
Hi-Media	21,200	31,230
Neopost	1,530	2,640
Norbert Dentressangle	830	1,200
Saft	2,407	3,341
> Netherlands
Aalberts Industries	3,617	6,699
Arcadis	1,474	3,935
Core Labs	346	550
Fugro	900	1,430
Imtech	2,596	7,116
TKH Group	2,156	3,069
UNIT4	2,062	3,090
> Germany
Aurelius	0	4,610
NORMA Group	1,283	2,170
Stratec Biomedical Systems	1,038	3,100
TAG Immobilien	3,900	6,670
Wirecard	2,310	2,950
> Switzerland
Geberit	339	440
Partners Group	393	620
	Number of Shares
	3/31/13	6/30/13
> Sweden
Hexagon	2,547	3,570
Sweco	5,861	7,840
Unibet	1,506	2,540
> Finland
Tikkurila	0	4,628
Vacon	1,151	1,829
> Russia
QIWI - ADR	0	4,690
Yandex	2,381	3,110
> Norway
Atea	6,744	10,610
Subsea 7	2,000	3,710
> Italy
Pirelli	6,000	7,680
> Denmark
Jyske Bank	1,000	1,990
SimCorp	2,000	2,700
> Spain
Dia	8,524	13,680
> Belgium
EVS Broadcast Equipment	728	1,110
> Portugal
Redes Energéticas Nacionais	14,342	26,550
> Turkey
Bizim Toptan	1,994	4,560
Other Countries
> Canada
Alliance Grain Traders	3,632	7,510
> United States
Gulfmark Offshore	0	2,000
Asia
> Indonesia
Archipelago Resources	98,638	139,538
> Hong Kong
L'Occitane International	22,800	32,990

See accompanying notes to financial statements.

Columbia Acorn European Fund

Major Portfolio Changes in the Second Quarter (Unaudited), continued

	Number of Shares
	3/31/13	6/30/13
Sales
Europe
> United Kingdom
Greggs	8,700	0
> Germany
Bertrandt	454	0
Pfeiffer Vacuum	360	0
> Switzerland
Dufry Group	660	530
> Sweden
Cavotec	16,100	0

See accompanying notes to financial statements.

Columbia Acorn European Fund

Statement of Investments (Unaudited), June 30, 2013

Number of Shares		Value
		Equities: 86.7%
Europe 81.9%
	> United Kingdom 28.7%
15,790	Jardine Lloyd Thompson Group	$218,711
	International Business Insurance Broker
326,990	Assura	175,932
	UK Primary Health Care Property Developer
56,105	Charles Taylor	160,426
	Insurance Services
9,910	Telecity	152,714
	European Data Center Provider
14,470	Domino's Pizza UK & Ireland	147,512
	Pizza Delivery in UK, Ireland & Germany
3,130	Whitbread	145,606
	The UK's Leading Hotelier & Coffee Shop
3,364	Spirax Sarco	137,870
	Steam Systems for Manufacturing & Process Industries
30,300	Ocado (a)(b)	137,471
	Leading Online Grocery Retailer
4,000	Rightmove	126,812
	Internet Real Estate Listings
3,000	Croda	113,130
	Oleochemicals & Industrial Chemicals
9,540	WH Smith (b)	104,184
	Newsprint, Books & General Stationery Retailer
10,860	Shaftesbury	98,399
	London Prime Retail Real Estate Investment Trust
11,580	Abcam	79,873
	Online Sales of Antibodies
3,000	Aggreko	74,983
	Temporary Power & Temperature Control Services
17,410	BBA Aviation	74,148
	Aviation Support Services
118,770	Cable and Wireless	73,934
	Leading Telecoms Service Provider in the Caribbean
14,870	Halford's	71,519
	The UK's Leading Retailer for Leisure Goods & Auto Parts
29,430	Smiths News	67,702
	Newspaper & Magazine Distributor
19,390	Elementis	64,701
	Clay-based Additives
1,065	Intertek Group	47,341
	Testing, Inspection & Certification Services
786	Fidessa Group	23,052
	Software for Financial Trading Systems
116	Telecom Plus	2,202
	UK Multi Utility
		2,298,222
	> France 12.9%
1,060	Eurofins Scientific (a)	223,684
	Food, Pharmaceuticals & Materials Screening & Testing
Number of Shares			Value
3,100	1000	mercis	$178,352
	Interactive Advertising & Marketing
2,640	Neopost		174,799
	Postage Meter Machines
1,410	Gemalto		127,665
	Digital Security Solutions
1,200	Norbert Dentressangle		97,624
	Leading European Logistics & Transport Group
2,500	AKKA Technologies		84,852
	Engineering Consultancy
3,341	Saft		79,386
	Niche Battery Manufacturer
31,230	Hi-Media (a)		67,925
	Online Advertiser in Europe
			1,034,287
	> Netherlands 8.1%
6,699	Aalberts Industries		149,721
	Flow Control & Heat Treatment
3,935	Arcadis		105,959
	Engineering Consultants
3,090	UNIT4		100,147
	Business Software Development
550	Core Labs		83,413
	Oil & Gas Reservoir Consulting
3,069	TKH Group		78,915
	Dutch Industrial Conglomerate
1,430	Fugro		77,701
	Subsea Oilfield Services
7,116	Imtech (a)(b)		52,381
	Technical Installation & Maintenance
			648,237
	> Germany 7.1%
3,100	Stratec Biomedical Systems		138,546
	Diagnostic Instrumentation
4,610	Aurelius		110,771
	European Turnaround Investor
260	Rational		87,044
	Commercial Ovens
2,950	Wirecard		80,269
	Online Payment Processing & Risk Management
2,170	NORMA Group		78,481
	Clamps for Automotive & Industrial Applications
6,670	TAG Immobilien		72,698
	Owner of Residential Properties in Germany
			567,809
	> Switzerland 5.7%
620	Partners Group		167,821
	Private Markets Asset Management
45	Sika		116,358
	Chemicals for Construction & Industrial Applications
440	Geberit		108,998
	Plumbing Supplies
530	Dufry Group (a)		64,203
	Operates Airport Duty Free & Duty Paid Shops
			457,380

See accompanying notes to financial statements.

Columbia Acorn European Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value
	> Sweden 3.4%
3,570	Hexagon	$95,431
	Design, Measurement & Visualization Software & Equipment
7,840	Sweco	89,143
	Engineering Consultants
2,540	Unibet	85,031
	European Online Gaming Operator
		269,605
	> Finland 2.8%
1,829	Vacon	121,297
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives
4,628	Tikkurila	104,448
	Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe
		225,745
	> Russia 2.4%
4,690	QIWI - ADR	108,808
	Electronic Payments Network Serving Russia & the Commonwealth of Independent States
3,110	Yandex (a)	85,929
	Search Engine for Russian & Turkish Languages
		194,737
	> Norway 2.1%
10,610	Atea	106,985
	Leading Nordic IT Hardware/Software Reseller & Installation Company
3,710	Subsea 7	65,046
	Offshore Subsea Contractor
		172,031
	> Italy 2.0%
7,680	Pirelli	88,782
	Global Tire Supplier
27,900	Geox	69,349
	Apparel & Shoe Maker
		158,131
	> Denmark 1.9%
2,700	SimCorp	80,250
	Software for Investment Managers
1,990	Jyske Bank (a)	74,852
	Danish Bank
		155,102
	> Spain 1.3%
13,680	Dia	103,343
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean
	> Belgium 1.0%
1,110	EVS Broadcast Equipment	76,958
	Digital Live Mobile Production Software & Systems
	> Portugal 1.0%
26,550	Redes Energéticas Nacionais	76,133
	Portuguese Power Transmission & Gas Transportation
	> Turkey 0.9%
4,560	Bizim Toptan	74,239
	Cash & Carry Stores in Turkey
Number of Shares		Value
	> Iceland 0.6%
43,750	Marel	$46,285
	Largest Manufacturer of Poultry & Fish Processing Equipment
Europe: Total		6,558,244
Other Countries 2.4%
	> Canada 1.3%
7,510	Alliance Grain Traders	104,613
	Global Leader in Pulse Processing & Distribution
	> United States 1.1%
2,000	Gulfmark Offshore	90,180
	Operator of Offshore Supply Vessels
Other Countries: Total		194,793
Asia 2.4%
	> Indonesia 1.3%
139,538	Archipelago Resources (a)	100,279
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
	> Hong Kong 1.1%
32,990	L'Occitane International	88,621
	Skin Care & Cosmetics Producer
Asia: Total		188,900
Total Equities: 86.7% (Cost: $6,448,189)		6,941,937	(c)
Short-Term Investments 12.8%
1,024,159	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	1,024,159
Total Short-Term Investments: 12.8% (Cost: $1,024,159)		1,024,159
Securities Lending Collateral 1.7%
133,200	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	133,200
Total Securities Lending Collateral: (Cost: $133,200)		133,200
Total Investments: 101.2% (Cost: $7,605,548)(e)		8,099,296
Obligation to Return Collateral for Securities Loaned: (1.7)%		(133,200)
Cash and Other Assets Less Liabilities: 0.5%		36,941
Net Assets: 100.0%		$8,003,037

See accompanying notes to financial statements.

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $123,314.

(c)  On June 30, 2013, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$2,807,229	35.1
British Pound	2,398,501	29.9
Swiss Franc	457,380	5.7
Other currencies less than 5% of total net assets	1,278,827	16.0
Total Equities	$6,941,937	86.7

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At June 30, 2013, for federal income tax purposes, the cost of investments was $7,605,548 and net unrealized appreciation was $493,748 consisting of gross unrealized appreciation of $727,500 and gross unrealized depreciation of $233,752.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund's Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust's Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds' securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

See accompanying notes to financial statements.

Columbia Acorn European Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments

The following table summarizes the inputs used, as of June 30, 2013, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$278,150	$6,280,094	$-	$6,558,244
Other Countries	194,793	-	-	194,793
Asia	-	188,900	-	188,900
Total Equities	472,943	6,468,994	-	6,941,937
Total Short-Term Investments	1,024,159	-	-	1,024,159
Total Securities Lending Collateral	133,200	-	-	133,200
Total Investments	$1,630,302	$6,468,994	$-	$8,099,296

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels 1 and 2 during the period.

See accompanying notes to financial statements.

Columbia Acorn European Fund

Portfolio Diversification (Unaudited)

At June 30, 2013, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Other Industrial Services	$667,640	8.3
Machinery	524,478	6.5
Industrial Materials & Specialty Chemicals	398,637	5.0
Conglomerates	339,407	4.2
Electrical Components	200,683	2.5
Construction	108,999	1.4
Outsourcing Services	84,852	1.1
	2,324,696	29.0
> Information
Business Software	298,880	3.7
Computer Services	259,698	3.2
Internet Related	212,742	2.7
Computer Hardware & Related Equipment	204,623	2.6
Financial Processors	189,077	2.4
Business Information & Marketing Services	178,352	2.2
Telephone & Data Services	73,934	0.9
Advertising	67,925	0.9
	1,485,231	18.6
> Consumer Goods & Services
Retail	554,957	6.9
Restaurants	293,118	3.7
Other Durable Goods	88,782	1.1
Nondurables	88,622	1.1
Casinos & Gaming	85,031	1.1
Apparel	69,349	0.9
Consumer Goods Distribution	67,702	0.8
	1,247,561	15.6
> Finance
Insurance	379,137	4.8
Brokerage & Money Management	167,821	2.1
Credit Cards	74,852	0.9
	621,810	7.8
> Other Industries
Real Estate	347,029	4.3
Transportation	97,624	1.2
Regulated Utilities	78,335	1.0
	522,988	6.5
> Energy & Minerals
Oil Services	232,927	2.9
Mining	183,692	2.3
Agricultural Commodities	104,613	1.3
	521,232	6.5
	Value	Percentage of Net Assets
> Health Care
Medical Equipment & Devices	$138,546	1.7
Medical Supplies	79,873	1.0
	218,419	2.7
Total Equities:	6,941,937	86.7
Short-Term Investments:	1,024,159	12.8
Securities Lending Collateral:	133,200	1.7
Total Investments:	8,099,296	101.2
Obligation to Return Collateral for Securities Loaned:	(133,200)	(1.7)
Cash and Other Assets Less Liabilities:	36,941	0.5
Net Assets:	$8,003,037	100.0

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2013	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn International Select
Assets:
Unaffiliated investments, at cost	$9,041,844,734	$5,700,648,427	$991,893,237	$297,995,188
Affiliated investments, at cost (See Note 4)	2,405,816,179	208,516,589	—	—
Unaffiliated investments, at value (including securities on loan: Columbia Acorn Fund $447,311,479; Columbia Acorn International $122,061,343; Columbia Acorn USA $63,089,988; Columbia Acorn International Select $4,098,939; Columbia Acorn Select $25,615,118; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $1,581,515; Columbia Acorn European Fund $123,314)	$15,175,315,623	$7,204,546,171	$1,631,811,777	$341,529,180
Affiliated investments, at value (See Note 4)	4,116,308,887	224,422,025	—	—
Cash	—	—	—	—
Foreign currency (cost: Columbia Acorn Fund $—; Columbia Acorn International $8,176,952; Columbia Acorn USA $—; Columbia Acorn International Select $192; Columbia Acorn Select $—; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $483,834; Columbia Acorn European Fund $—)	—	7,995,416	—	189
Receivable for:
Investments sold	21,419,308	33,262,973	590,521	3,125,574
Fund shares sold	26,315,769	41,869,026	1,169,976	271,528
Dividends and interest	9,502,591	7,936,984	768,335	77,174
Securities lending income	467,983	200,324	55,849	21,349
Foreign tax reclaims	457,439	5,473,379	—	186,327
Expense reimbursement due from Investment Manager	—	1,314	—	—
Trustees' deferred compensation plan	3,016,371	900,370	258,359	—
Other assets	68,960	15,228	6,330	1,104
Total Assets	19,352,872,931	7,526,623,210	1,634,661,147	345,212,425
Liabilities:
Payable to custodian bank	44,103	—	—	108
Collateral on securities loaned	454,607,005	128,096,564	63,738,529	4,332,824
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	52,114
Payable for:
Investments purchased	28,633,202	30,334,458	1,055,333	655,953
Fund shares redeemed	45,021,671	35,293,335	748,622	347,544
Investment advisory fee	331,131	151,054	37,122	8,647
Administration fee	19,603	7,562	1,632	349
12b-1 Service and Distribution fees	46,514	10,788	2,142	771
Reports to shareholders	924,894	372,757	214,600	35,087
Trustees' deferred compensation plan	3,016,371	900,370	258,359	—
Transfer agent fees	2,704,447	582,534	339,591	29,312
Trustees' fees	23,798	12,843	4,242	44,367
Custody fees	49,872	218,898	—	25,878
Professional fee	373,114	142,258	62,040	34,869
Chief compliance officer expenses	—	—	—	—
Deferred foreign capital gains tax payable	—	—	—	—
Other liabilities	80,277	108,331	22,919	25,154
Total Liabilities	535,876,002	196,231,752	66,485,131	5,592,977
Net Assets	$18,816,996,929	$7,330,391,458	$1,568,176,016	$339,619,448
Composition of Net Assets:
Paid-in capital	$10,430,737,199	$5,678,519,970	$851,415,665	$297,617,070
Undistributed (Overdistributed) net investment income (loss)	(31,763,902)	(99,842,231)	(5,320,184)	(21,121,073)
Accumulated net realized gain (loss)	574,072,201	232,232,024	82,161,995	19,653,349
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	6,133,470,889	1,503,897,744	639,918,540	43,533,992
Affiliated investments (See Note 4)	1,710,492,708	15,905,436	—	—
Foreign currency translations	(12,166)	(321,485)	—	(11,776)
Forward foreign currency exchange contracts	—	—	—	(52,114)
Foreign capital gains tax	—	—	—	—
Net Assets	$18,816,996,929	$7,330,391,458	$1,568,176,016	$339,619,448
Net asset value per share – Class A (a)	$31.98	$42.65	$31.36	$25.53
(Net assets/shares)	($3,443,356,675/ 107,683,822)	($1,148,090,184/ 26,921,675)	($172,413,061/ 5,498,715)	($72,008,368/ 2,820,719)
Maximum offering price per share – Class A (b)	$33.93	$45.25	$33.27	$27.09
(Net asset value per share/front-end sales charge)	($31.98/0.9425)	($42.65/0.9425)	($31.36/0.9425)	($25.53/0.9425)
Net asset value and offering price per share – Class B (a)	$29.09	$41.31	$28.57	$24.21
(Net assets/shares)	($23,513,499/ 808,304)	($14,986,049/ 362,743)	($693,162/ 24,260)	($959,371/ 39,619)
Net asset value and offering price per share – Class C (a)	$28.58	$41.13	$28.23	$24.08
(Net assets/shares)	($815,710,630/ 28,542,864)	($96,033,820/ 2,335,022)	($34,331,110/ 1,215,923)	($9,791,574/ 406,659)
Net asset value and offering price per share – Class I (c)	$33.26	$42.79	$32.83 (d)	$25.81 (d)
(Net assets/shares)	($56,048,756/ 1,685,326)	($94,955,046/ 2,218,968)	($3,386/103)	($2,472/96)
Net asset value and offering price per share – Class R (c)	$—	$42.57	$—	$—
(Net assets/shares)	($ —/—)	($4,226,643/99,288)	($ —/—)	($ —/—)
Net asset value and offering price per share – Class R4 (c)	$33.71	$43.01	$33.31	$25.95
(Net assets/shares)	($31,656,878/939,094)	($29,628,571/688,938)	($2,202,452/66,117)	($108,335/4,175)
Net asset value and offering price per share – Class R5 (c)	$33.71	$42.74	$33.30	$25.94
(Net assets/shares)	($132,811,075/3,939,716)	($212,769,489/4,978,674)	($770,860/23,151)	($591,666/22,805)
Net asset value and offering price per share – Class Y (c)	$33.74	$43.03	$33.34	$25.94 (d)
(Net assets/shares)	($885,901,905/26,260,503)	($108,064,684/2,511,320)	($2,877,238/86,295)	($2,163/83)
Net asset value and offering price per share – Class Z (c)	$33.23	$42.76	$32.78	$25.81
(Net assets/shares)	($13,427,997,511/ 404,114,645)	($5,621,636,972/ 131,484,871)	($1,354,884,747/ 41,332,591)	($256,155,499/ 9,923,251)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Redemption price per share is equal to net asset value.

(d)  Net asset value per share rounds to this amount due to fractional shares outstanding.

See accompanying notes to financial statements.

June 30, 2013	Columbia Acorn Select	Columbia Thermostat Fund	Columbia Acorn Emerging Markets Fund	Columbia Acorn European Fund
Assets:
Unaffiliated investments, at cost	$566,081,039	$6,705,042	$181,442,994		$7,605,548
Affiliated investments, at cost (See Note 4)	36,232,543	1,199,603,885	—		—
Unaffiliated investments, at value (including securities on loan: Columbia Acorn Fund $447,311,479; Columbia Acorn International $122,061,343; Columbia Acorn USA $63,089,988; Columbia Acorn International Select $4,098,939; Columbia Acorn Select $25,615,118; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $1,581,515; Columbia Acorn European Fund $123,314)	$875,006,068	$6,705,042	$174,308,037		$8,099,296
Affiliated investments, at value (See Note 4)	8,614,616	1,235,231,400	—		—
Cash	51,376	—	—		—
Foreign currency (cost: Columbia Acorn Fund $—; Columbia Acorn International $8,176,952; Columbia Acorn USA $—; Columbia Acorn International Select $192; Columbia Acorn Select $—; Columbia Thermostat Fund $—; Columbia Acorn Emerging Markets Fund $483,834; Columbia Acorn European Fund $—)	—	—	481,198		—
Receivable for:
Investments sold	3,650,416	—	—		20,476
Fund shares sold	266,871	16,200,372	6,332,406		95,462
Dividends and interest	677,706	2,086,646	108,377		11,595
Securities lending income	17,881	—	308		381
Foreign tax reclaims	11,385	—	7,102		5,824
Expense reimbursement due from Investment Manager	8	—	36,974		548
Trustees' deferred compensation plan	296,255	—	—		—
Other assets	4,143	8,416	26,336		9
Total Assets	888,596,725	1,260,231,876	181,300,738		8,233,591
Liabilities:
Payable to custodian bank	—	—	—		—
Collateral on securities loaned	25,736,169	—	1,624,977		133,200
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—		—
Payable for:
Investments purchased	—	2,527,751	1,109,947		33,304
Fund shares redeemed	4,680,219	1,440,042	1,016,818		24,842
Investment advisory fee	19,895	3,412	5,380		259
Administration fee	897	1,293	178		8
12b-1 Service and Distribution fees	3,733	13,886	708		31
Reports to shareholders	171,061	2,287	10,415		10,448
Trustees' deferred compensation plan	296,255	—	—		—
Transfer agent fees	131,059	47,055	21,877		—
Trustees' fees	4,622	28,468	886		490
Custody fees	2,938	438	5,420		—
Professional fee	50,354	20,483	24,273		25,997
Chief compliance officer expenses	218	—	—		—
Deferred foreign capital gains tax payable	—	—	19		—
Other liabilities	22,382	6,439	—		1,975
Total Liabilities	31,119,802	4,091,554	3,820,898		230,554
Net Assets	$857,476,923	$1,256,140,322	$177,479,840		$8,003,037
Composition of Net Assets:
Paid-in capital	$487,376,181	$1,189,275,655	$184,301,165		$7,375,236
Undistributed (Overdistributed) net investment income (loss)	(2,035,102)	8,279,446	319,703		45,639
Accumulated net realized gain (loss)	90,828,700	22,957,706	(5,384)		88,486
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	308,925,029	—	(7,134,957)		493,748
Affiliated investments (See Note 4)	(27,617,927)	35,627,515	—		—
Foreign currency translations	42	—	(668)		(72)
Forward foreign currency exchange contracts	—	—	—		—
Foreign capital gains tax	—	—	(19)		—
Net Assets	$857,476,923	$1,256,140,322	$177,479,840		$8,003,037
Net asset value per share – Class A (a)	$26.26	$14.86	$11.99		$12.63
(Net assets/shares)	($303,380,356/ 11,551,098)	($467,173,129/ 31,427,794)	($57,830,140/ 4,823,283)		($4,035,631/ 319,607)
Maximum offering price per share – Class A (b)	$27.86	$15.77	$12.72		$13.40
(Net asset value per share/front-end sales charge)	($26.26/0.9425)	($14.86/0.9425)	($11.99/0.9425)	($12.63/0.9425)
Net asset value and offering price per share – Class B (a)	$24.05	$14.93	$—		$—
(Net assets/shares)	($4,085,867/ 169,904)	($3,029,824/ 202,924)	($ —/—)	($	—/—)
Net asset value and offering price per share – Class C (a)	$23.74	$14.91	$11.92		$12.55
(Net assets/shares)	($56,957,493/ 2,399,055)	($391,264,877/ 26,242,550)	($11,841,471/ 993,732)		($101,218/ 8,066)
Net asset value and offering price per share – Class I (c)	$27.25	$—	$12.04		$12.64
(Net assets/shares)	($37,440,937/ 1,374,180)	($ —/—)	($6,082/505)	($6,436/509)
Net asset value and offering price per share – Class R (c)	$—	$—	$—		$—
(Net assets/shares)	($ —/—)	($ —/—)	($ —/—)	($	—/—)
Net asset value and offering price per share – Class R4 (c)	$27.59	$14.77	$12.11		$—
(Net assets/shares)	($75,850/2,749)	($7,885,980/533,788)	($5,560,961/459,275)	($	—/—)
Net asset value and offering price per share – Class R5 (c)	$27.58	$14.78	$12.10		$12.75
(Net assets/shares)	($9,374,864/339,917)	($331,435/22,420)	($6,731,346/556,343)	($630,103/49,419)
Net asset value and offering price per share – Class Y (c)	$27.63	$14.78 (d)	$12.00 (d)		$—
(Net assets/shares)	($4,322,760/156,448)	($2,624/178)	($2,455/205)	($	—/—)
Net asset value and offering price per share – Class Z (c)	$27.19	$14.71	$12.02		$12.64
(Net assets/shares)	($441,838,796/ 16,252,701)	($386,452,453/ 26,269,552)	($95,507,385/ 7,944,005)		($3,229,649/ 255,421)

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2013

	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn International Select
Investment Income:
Dividends	$76,862,407	$94,227,582	$6,706,282	$4,116,648
Dividends from affiliates (See Note 4)	18,335,053	4,237,791	—	—
Dividends from affiliated investment company shares (See Note 4)	—	—	—	—
Interest	—	—	—	114
Securities lending income, net	5,480,688	1,637,836	627,302	97,653
	100,678,148	100,103,209	7,333,584	4,214,415
Foreign taxes withheld	(1,817,590)	(9,370,498)	(6,720)	(404,528)
Total Investment Income	98,860,558	90,732,711	7,326,864	3,809,887
Expenses:
Investment advisory fee	59,271,120	27,192,916	6,608,433	1,721,756
Administration fee	3,512,609	1,362,953	290,816	69,516
12b-1 Service and Distribution fees:
Class A	4,224,551	1,363,359	203,523	92,503
Class B	107,446	62,391	3,316	4,090
Class C	3,974,029	480,341	165,768	49,882
Class R	—	8,934	—	—
Transfer agent fees:
Class A	1,827,298	867,360	101,217	41,576
Class B	37,011	31,656	1,853	1,520
Class C	315,102	73,723	11,798	7,562
Class R	—	3,646	—	—
Class R4	3,679	2,830	242	17
Class R5	2,820	18,424	77	24
Class Z	5,303,833	1,856,907	793,755	128,445
Trustees' fees	350,036	131,852	31,378	12,194
Custody fees	172,994	783,612	9,053	80,416
Registration and blue sky fees	84,096	69,942	38,870	50,841
Reports to shareholders	949,293	578,701	192,165	64,357
Audit fees	43,343	51,614	21,767	22,757
Legal fees	516,528	193,564	48,022	11,419
Interest expense (See Note 5)	—	—	—	—
Chief compliance officer expenses (See Note 4)	252,059	95,392	22,352	5,549
Other expenses	306,829	230,292	27,683	9,927
Total Expenses	81,254,676	35,460,409	8,572,088	2,374,351
Less reimbursement of expenses by Investment Manager (See Note 4)	—	(230,240)	—	(13)
Net Expenses	81,254,676	35,230,169	8,572,088	2,374,338
Net Investment Income (Loss)	17,605,882	55,502,542	(1,245,224)	1,435,549
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Unaffiliated investments	568,055,097	395,659,116	82,477,187	18,411,739
Affiliated investments (See Note 4)	31,736,837	26,176,925	—	—
Foreign currency translations	(118,572)	(2,537,078)	—	24,424
Forward foreign currency exchange contracts	—	—	—	1,340,145
Distributions from affiliated investment company shares	—	—	—	—
Net realized gain	599,673,362	419,298,963	82,477,187	19,776,308
Net change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	992,243,574	(22,092,382)	87,793,751	(14,765,299)
Affiliated investments (See Note 4)	224,060,431	(55,315,069)	392,095	—
Foreign currency translations	(18,159)	(169,761)	—	(2,902)
Forward foreign currency exchange contracts	—	—	—	359,639
Foreign capital gains tax	—	779,466	—	—
Net change in unrealized appreciation (depreciation)	1,216,285,846	(76,797,746)	88,185,846	(14,408,562)
Net realized and unrealized gain (loss)	1,815,959,208	342,501,217	170,663,033	5,367,746
Net Increase (Decrease) in Net Assets from Operations	$1,833,565,090	$398,003,759	$169,417,809	$6,803,295
See accompanying notes to financial statements.

	Columbia Acorn Select	Columbia Thermostat Fund	Columbia Acorn Emerging Markets Fund	Columbia Acorn European Fund
Investment Income:
Dividends	$3,610,106	$370	$871,061	$100,195
Dividends from affiliates (See Note 4)	—	—	—	—
Dividends from affiliated investment company shares (See Note 4)	—	11,862,143	—	—
Interest	—	—	—	1
Securities lending income, net	155,098	—	786	948
	3,765,204	11,862,513	871,847	101,144
Foreign taxes withheld	(28,463)	—	(54,364)	(10,799)
Total Investment Income	3,736,741	11,862,513	817,483	90,345
Expenses:
Investment advisory fee	3,720,369	538,343	336,343	28,328
Administration fee	168,368	204,217	10,620	902
12b-1 Service and Distribution fees:
Class A	361,070	492,559	24,061	2,129
Class B	25,927	13,706	—	—
Class C	291,053	1,642,595	18,220	409
Class R	—	—	—	—
Transfer agent fees:
Class A	170,911	146,299	13,052	636
Class B	10,733	3,871	—	—
Class C	33,607	126,312	2,834	129
Class R	—	—	—	—
Class R4	26	668	471	—
Class R5	137	26	245	2
Class Z	244,998	113,074	30,871	546
Trustees' fees	21,376	16,452	553	186
Custody fees	9,091	2,057	67,510	27,459
Registration and blue sky fees	38,745	71,995	28,589	23,780
Reports to shareholders	154,698	102,666	21,197	19,210
Audit fees	21,767	14,031	22,914	21,990
Legal fees	30,462	22,322	267	84
Interest expense (See Note 5)	345	—	—	—
Chief compliance officer expenses (See Note 4)	14,708	10,553	140	43
Other expenses	48,404	9,319	9,816	1,615
Total Expenses	5,366,795	3,531,065	587,703	127,448
Less reimbursement of expenses by Investment Manager (See Note 4)	(356)	(42,868)	(107,090)	(91,001)
Net Expenses	5,366,439	3,488,197	480,613	36,447
Net Investment Income (Loss)	(1,629,698)	8,374,316	336,870	53,898
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Unaffiliated investments	103,418,238	—	104,475	89,392
Affiliated investments (See Note 4)	(2,748,766)	35,148,294	—	—
Foreign currency translations	(2,739)	—	4,957	1,157
Forward foreign currency exchange contracts	—	—	—	—
Distributions from affiliated investment company shares	—	1,525,699	—	—
Net realized gain	100,666,733	36,673,993	109,432	90,549
Net change in net unrealized appreciation (depreciation) on:
Unaffiliated investments	7,125,498	—	(8,590,063)	101,023
Affiliated investments (See Note 4)	1,756,058	(8,428,328)	—	—
Foreign currency translations	196	—	(507)	(141)
Forward foreign currency exchange contracts	—	—	—	—
Foreign capital gains tax	—	—	12,840	—
Net change in unrealized appreciation (depreciation)	8,881,752	(8,428,328)	(8,577,730)	100,882
Net realized and unrealized gain (loss)	109,548,485	28,245,665	(8,468,298)	191,431
Net Increase (Decrease) in Net Assets from Operations	$107,918,787	$36,619,981	$(8,131,428)	$245,329

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Changes in Net Assets

	Columbia Acorn Fund		Columbia Acorn International		Columbia Acorn USA		Columbia Acorn International Select
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)
Operations:
Net investment income (loss)	$17,605,882	$81,811,247	$55,502,542	$90,750,742	$(1,245,224)	$5,000,823	$1,435,549	$6,089,719
Net realized gain (loss) on investments, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	567,936,525	1,113,274,791	393,122,038	143,980,673	82,477,187	120,638,007	19,776,308	37,404,262
Net realized gain (loss) on affiliated investments and distributions from affiliated investment company shares	31,736,837	4,469,667	26,176,925	(103,501)	—	—	—	—
Net change in net unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	992,225,415	1,224,627,488	(21,482,677)	920,564,584	87,793,751	149,564,276	(14,408,562)	27,009,907
Net change in net unrealized appreciation (depreciation) on affiliated investments and affiliated investment company shares	224,060,431	408,220,687	(55,315,069)	31,907,664	392,095	(83,200)	—	—
Net Increase (Decrease) in Net Assets from Operations	1,833,565,090	2,832,403,880	398,003,759	1,187,100,162	169,417,809	275,119,906	6,803,295	70,503,888
Distributions to Shareholders From:
Net investment income – Class A	(4,469,018)	(6,663,987)	(12,802,648)	(14,411,473)	—	(599,485)	—	(4,362,966)
Net realized gain – Class A	(40,964,839)	(197,512,972)	—	—	(242,181)	(11,879,641)	(1,517,809)	(5,497,945)
Net investment income – Class B	—	—	(178,287)	(110,407)	—	—	—	(72,287)
Net realized gain – Class B	(326,592)	(2,528,156)	—	—	(1,102)	(115,000)	(21,079)	(103,484)
Net investment income – Class C	—	—	(1,105,201)	(564,735)	—	—	—	(545,569)
Net realized gain – Class C	(10,801,205)	(50,561,092)	—	—	(53,759)	(2,747,308)	(211,816)	(788,458)
Net investment income – Class I	(44,508)	(314,994)	(746,333)	(2,000,370)	—	(23)	—	(176)
Net realized gain – Class I	(407,590)	(3,228,769)	—	—	(5)	(1,468)	(51)	(212)
Net investment income – Class R	—	—	(42,157)	(25,256)	—	—	—	—
Net investment income – Class R4	(39,853)	(56)	(323,576)	(223)	—	(79)	—	(894)
Net realized gain – Class R4	(300,265)	(717)	—	—	(2,492)	(1,157)	(1,031)	(1,048)
Net investment income – Class R5	(132,214)	(11)	(2,099,911)	(16,524)	—	(15)	—	(150)
Net realized gain – Class R5	(1,212,896)	(119)	—	—	(1,007)	(193)	(4,308)	(175)
Net investment income – Class Y	(1,014,881)	(88,761)	(676,169)	(19,488)	—	(16)	—	(151)
Net realized gain – Class Y	(8,671,771)	(850,641)	—	—	(3,814)	(193)	(44)	(174)
Net investment income – Class Z	(15,876,887)	(63,442,374)	(63,067,133)	(111,633,313)	—	(8,664,877)	—	(19,872,784)
Net realized gain – Class Z	(156,684,393)	(774,147,758)	—	—	(1,834,199)	(105,839,468)	(5,355,857)	(23,989,252)
Total Distributions to Shareholders	(240,946,912)	(1,099,340,407)	(81,041,415)	(128,781,789)	(2,138,559)	(129,848,923)	(7,111,995)	(55,235,725)
Share Transactions:
Subscriptions – Class A	270,637,532	504,132,337	216,271,864	192,174,434	21,543,081	23,184,962	15,747,427	28,487,144
Distributions reinvested – Class A	42,926,712	192,504,936	12,376,645	13,849,288	223,746	11,472,496	1,487,801	9,540,300
Redemptions – Class A	(390,571,227)	(1,043,161,042)	(130,386,400)	(288,655,100)	(18,479,061)	(65,386,017)	(19,178,214)	(22,115,770)
Net Increase (Decrease) – Class A	(77,006,983)	(346,523,769)	98,262,109	(82,631,378)	3,287,766	(30,728,559)	(1,942,986)	15,911,674
Distributions reinvested – Class B	327,899	2,488,680	187,191	109,244	1,097	112,821	20,971	171,043
Redemptions – Class B	(13,222,201)	(42,408,789)	(3,892,270)	(10,614,723)	(465,938)	(1,506,892)	(309,095)	(821,529)
Net Increase (Decrease) – Class B	(12,894,302)	(39,920,109)	(3,705,079)	(10,505,479)	(464,841)	(1,394,071)	(288,124)	(650,486)
Subscriptions – Class C	46,172,793	75,456,034	8,484,901	9,589,255	1,813,067	1,894,599	1,570,827	1,909,549
Distributions reinvested – Class C	8,852,591	41,007,235	951,320	462,763	50,044	2,504,682	192,611	1,184,774
Redemptions – Class C	(60,283,360)	(147,063,884)	(10,034,663)	(31,713,431)	(2,319,790)	(6,051,022)	(1,683,528)	(2,386,931)
Net Increase (Decrease) – Class C	(5,257,976)	(30,600,615)	(598,442)	(21,661,413)	(456,679)	(1,651,741)	79,910	707,392
Subscriptions – Class I	41,390,135	67,198,938	54,489,596	89,544,891	—	2,149,882	—	—
Distributions reinvested – Class I	452,059	3,543,577	746,086	1,999,919	—	1,223	—	—
Redemptions – Class I	(51,441,901)	(30,814,450)	(64,801,856)	(56,555,211)	—	(4,920,409)	—	—
Net Increase (Decrease) – Class I	(9,599,707)	39,928,065	(9,566,174)	34,989,599	—	(2,769,304)	—	—

(a)  Class R4 shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(b)  Class R5 shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(c)  Class Y shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(d)  Class Y shares reflect activity for the period from June 13, 2013 (commencement of operations) through June 30, 2013.

See accompanying notes to financial statements.

	Columbia Acorn Select		Columbia Thermostat Fund		Columbia Acorn Emerging Markets Fund		Columbia Acorn European Fund
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013 (d)	2012 (a)(b)	2013	2012 (b)
Operations:
Net investment income (loss)	$(1,629,698)	$3,199,752	$8,374,316	$10,380,505	$336,870	$59,454	$53,898	$15,258
Net realized gain (loss) on investments, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	103,415,499	146,041,340	—	—	109,432	(61,273)	90,549	8,711
Net realized gain (loss) on affiliated investments and distributions from affiliated investment company shares	(2,748,766)	(32,861,769)	36,673,993	9,964,937	—	—	—	—
Net change in net unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	7,125,694	9,006,880	—	—	(8,577,730)	1,577,275	100,882	478,648
Net change in net unrealized appreciation (depreciation) on affiliated investments and affiliated investment company shares	1,756,058	76,071,172	(8,428,328)	30,128,824	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	107,918,787	201,457,375	36,619,981	50,474,266	(8,131,428)	1,575,456	245,329	502,617
Distributions to Shareholders From:
Net investment income – Class A	(779,075)	—	(272,522)	(5,054,209)	—	(15,490)	—	(1,646)
Net realized gain – Class A	(14,966,587)	(22,932,516)	—	—	—	—	—	(87)
Net investment income – Class B	—	—	(1,924)	(54,808)	—	—	—	—
Net realized gain – Class B	(256,208)	(1,087,328)	—	—	—	—	—	—
Net investment income – Class C	—	—	(232,365)	(2,121,887)	—	—	—	(20)
Net realized gain – Class C	(3,121,557)	(5,136,384)	—	—	—	—	—	(8)
Net investment income – Class I	(134,582)	—	—	—	—	(61)	—	(48)
Net realized gain – Class I	(1,118,281)	(2,740,487)	—	—	—	—	—	(2)
Net investment income – Class R	—	—	—	—	—	—	—	—
Net investment income – Class R4	(360)	—	(3,837)	(272)	—	(135)	—	—
Net realized gain – Class R4	(3,624)	(872)	—	—	—	—	—	—
Net investment income – Class R5	(2,205)	—	(200)	(45)	—	(24)	—	(17)
Net realized gain – Class R5	(19,547)	(145)	—	—	—	—	—	—
Net investment income – Class Y	(184)	—	(2)	(46)	—	—	—	—
Net realized gain – Class Y	(1,461)	(145)	—	—	—	—	—	—
Net investment income – Class Z	(2,355,272)	—	(234,747)	(5,300,668)	—	(60,520)	—	(20,402)
Net realized gain – Class Z	(22,396,704)	(51,934,084)	—	—	—	—	—	(815)
Total Distributions to Shareholders	(45,155,647)	(83,831,961)	(745,597)	(12,531,935)	—	(76,230)	—	(23,045)
Share Transactions:
Subscriptions – Class A	50,888,589	40,027,597	171,408,845	273,105,947	62,047,959	2,701,324	3,890,585	295,687
Distributions reinvested – Class A	14,833,712	21,373,765	248,147	4,549,410	5	15,419	—	1,697
Redemptions – Class A	(50,383,729)	(159,108,074)	(41,610,462)	(48,212,223)	(4,707,605)	(234,401)	(335,672)	(46,529)
Net Increase (Decrease) – Class A	15,338,572	(97,706,712)	130,046,530	229,443,134	57,340,359	2,482,342	3,554,913	250,855
Distributions reinvested – Class B	252,212	1,050,259	1,899	52,935	—	—	—	—
Redemptions – Class B	(6,831,103)	(19,619,654)	(1,617,013)	(7,803,976)	—	—	—	—
Net Increase (Decrease) – Class B	(6,578,891)	(18,569,395)	(1,615,114)	(7,751,041)	—	—	—	—
Subscriptions – Class C	1,518,744	3,033,655	145,986,597	220,660,384	11,970,563	479,073	48,761	102,697
Distributions reinvested – Class C	2,544,014	4,111,417	173,596	1,498,365	—	—	—	28
Redemptions – Class C	(7,798,710)	(17,080,513)	(18,046,348)	(11,490,278)	(195,994)	(62,650)	(42,319)	(23,910)
Net Increase (Decrease) – Class C	(3,735,952)	(9,935,441)	128,113,845	210,668,471	11,774,569	416,423	6,442	78,815
Subscriptions – Class I	27,542,294	45,199,109	—	—	—	—	—	—
Distributions reinvested – Class I	1,252,711	2,740,281	—	—	—	61	—	50
Redemptions – Class I	(34,811,057)	(20,749,765)	—	—	—	—	—	—
Net Increase (Decrease) – Class I	(6,016,052)	27,189,625	—	—	—	61	—	50

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Changes in Net Assets, continued

	Columbia Acorn Fund		Columbia Acorn International		Columbia Acorn USA		Columbia Acorn International Select
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)
Subscriptions – Class R	—	—	1,978,842	4,849,766	—	—	—	—
Distributions reinvested – Class R	—	—	34,300	20,880	—	—	—	—
Redemptions – Class R	—	—	(707,741)	(4,484,989)	—	—	—	—
Net Increase – Class R	—	—	1,305,401	385,657	—	—	—	—
Subscriptions – Class R4	31,858,484	16,900	30,001,722	15,000	2,456,088	15,000	95,774	15,000
Distributions reinvested – Class R4	339,905	—	323,396	—	2,470	—	766	—
Redemptions – Class R4	(407,825)	—	(484,985)	—	(298,765)	—	—	—
Net Increase – Class R4	31,790,564	16,900	29,840,133	15,000	2,159,793	15,000	96,540	15,000
Subscriptions – Class R5	137,521,736	2,500	218,820,711	445	745,344	2,500	599,786	2,500
Distributions reinvested – Class R5	1,282,817	—	2,099,541	5,613	1,003	—	4,263	—
Redemptions – Class R5	(7,594,112)	—	(6,468,599)	(2,089,711)	(722)	—	(2,957)	—
Net Increase (Decrease) – Class R5	131,210,441	2,500	214,451,653	(2,083,653)	745,625	2,500	601,092	2,500
Subscriptions – Class Y	831,800,157	66,583,143	83,090,361	30,626,355	2,700,000	2,500	—	2,500
Distributions reinvested – Class Y	9,686,617	939,270	676,139	19,448	3,811	—	—	—
Redemptions – Class Y	(26,561,833)	(326,942)	(8,171,494)	—	—	—	—	—
Net Increase – Class Y	814,924,941	67,195,471	75,595,006	30,645,803	2,703,811	2,500	—	2,500
Subscriptions – Class Z	793,828,705	1,687,350,294	585,768,752	1,168,999,243	104,141,073	222,245,731	41,140,066	86,732,266
Distributions reinvested – Class Z	150,554,039	734,024,683	49,236,799	86,747,474	1,602,536	102,214,147	3,006,273	21,542,287
Redemptions – Class Z	(2,117,036,882)	(2,657,246,336)	(770,958,650)	(936,482,410)	(312,916,991)	(391,557,641)	(83,218,677)	(85,460,095)
Net Increase (Decrease) – Class Z	(1,172,654,138)	(235,871,359)	(135,953,099)	319,264,307	(207,173,382)	(67,097,763)	(39,072,338)	22,814,458
Net Increase (Decrease) from Share Transactions	(299,487,160)	(545,772,916)	269,631,508	268,418,443	(199,197,907)	(103,621,438)	(40,525,906)	38,803,038
Increase from regulatory settlements (See Note 7)	—	—	—	107,802	—	—	—	—
Total Increase (Decrease) in Net Assets	1,293,131,018	1,187,290,557	586,593,852	1,326,844,618	(31,918,657)	41,649,545	(40,834,606)	54,071,201
Net Assets:
Beginning of period	17,523,865,911	16,336,575,354	6,743,797,606	5,416,952,988	1,600,094,673	1,558,445,128	380,454,054	326,382,853
End of period	$18,816,996,929	$17,523,865,911	$7,330,391,458	$6,743,797,606	$1,568,176,016	$1,600,094,673	$339,619,448	$380,454,054
Undistributed (Overdistributed) net investment income (loss)	$(31,763,902)	$(27,792,423)	$(99,842,231)	$(74,303,358)	$(5,320,184)	$(4,074,947)	$(21,121,073)	$(22,556,622)

(a)  Class R4 shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(b)  Class R5 shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(c)  Class Y shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(d)  Class Y shares reflect activity for the period from June 13, 2013 (commencement of operations) through June 30, 2013.

See accompanying notes to financial statements.

	Columbia Acorn Select		Columbia Thermostat Fund		Columbia Acorn Emerging Markets Fund		Columbia Acorn European Fund
Increase (Decrease) in Net Assets	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013 (d)	2012 (a)(b)	2013	2012 (b)
Subscriptions – Class R	—	—	—	—	—	—	—	—
Distributions reinvested – Class R	—	—	—	—	—	—	—	—
Redemptions – Class R	—	—	—	—	—	—	—	—
Net Increase – Class R	—	—	—	—	—	—	—	—
Subscriptions – Class R4	59,890	15,000	8,715,992	15,000	5,918,827	15,000	—	—
Distributions reinvested – Class R4	3,124	—	3,827	—	—	—	—	—
Redemptions – Class R4	(1,249)	—	(787,839)	—	(12,963)	—	—	—
Net Increase – Class R4	61,765	15,000	7,931,980	15,000	5,905,864	15,000	—	—
Subscriptions – Class R5	9,849,828	2,500	343,406	2,500	7,046,303	2,500	623,426	2,500
Distributions reinvested – Class R5	21,606	—	198	—	—	—	—	—
Redemptions – Class R5	(400,931)	—	(9,881)	—	—	—	—	—
Net Increase (Decrease) – Class R5	9,470,503	2,500	333,723	2,500	7,046,303	2,500	623,426	2,500
Subscriptions – Class Y	4,407,400	2,500	—	2,500	2,500	—	—	—
Distributions reinvested – Class Y	1,498	—	—	—	—	—	—	—
Redemptions – Class Y	(3,379)	—	—	—	—	—	—	—
Net Increase – Class Y	4,405,519	2,500	—	2,500	2,500	—	—	—
Subscriptions – Class Z	28,113,059	92,416,113	149,903,184	280,471,623	96,335,832	3,279,578	314,854	774,240
Distributions reinvested – Class Z	17,236,709	40,196,957	151,076	3,443,888	—	58,786	—	20,822
Redemptions – Class Z	(229,208,363)	(476,230,534)	(69,221,983)	(69,222,297)	(3,383,970)	(392,871)	(19,962)	(7,954)
Net Increase (Decrease) – Class Z	(183,858,595)	(343,617,464)	80,832,277	214,693,214	92,951,862	2,945,493	294,892	787,108
Net Increase (Decrease) from Share Transactions	(170,913,131)	(442,619,387)	345,643,241	647,073,778	175,021,457	5,861,819	4,479,673	1,119,328
Increase from regulatory settlements (See Note 7)	—	—	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(108,149,991)	(324,993,973)	381,517,625	685,016,109	166,890,029	7,361,045	4,725,002	1,598,900
Net Assets:
Beginning of period	965,626,914	1,290,620,887	874,622,697	189,606,588	10,589,811	3,228,766	3,278,035	1,679,135
End of period	$857,476,923	$965,626,914	$1,256,140,322	$874,622,697	$177,479,840	$10,589,811	$8,003,037	$3,278,035
Undistributed (Overdistributed) net investment income (loss)	$(2,035,102)	$2,866,367	$8,279,446	$650,727	$319,703	$(17,167)	$45,639	$(8,259)

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Statements of Changes in Net Assets, continued

	Columbia Acorn Fund		Columbia Acorn International		Columbia Acorn USA		Columbia Acorn International Select
Changes in Shares of Beneficial Interest:	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)
Subscriptions – Class A	8,542,904	17,231,624	4,973,222	5,036,565	703,648	809,060	603,411	1,023,664
Shares issued in reinvestment and capital gains – Class A	1,344,401	6,767,946	285,242	349,670	7,194	419,501	57,756	374,787
Less shares redeemed – Class A	(12,318,843)	(35,802,801)	(3,028,384)	(7,580,692)	(606,585)	(2,274,459)	(736,118)	(825,702)
Net Increase (Decrease) – Class A	(2,431,538)	(11,803,231)	2,230,080	(2,194,457)	104,257	(1,045,898)	(74,951)	572,749
Shares issued in reinvestment and capital gains – Class B	11,290	95,443	4,448	2,774	39	4,518	858	7,046
Less shares redeemed – Class B	(457,657)	(1,578,470)	(93,128)	(290,213)	(16,687)	(57,586)	(12,482)	(32,062)
Net Increase (Decrease) – Class B	(446,367)	(1,483,027)	(88,680)	(287,439)	(16,648)	(53,068)	(11,624)	(25,016)
Subscriptions – Class C	1,624,027	2,852,549	203,676	259,798	65,604	72,817	64,025	71,372
Shares issued in reinvestment and capital gains – Class C	310,073	1,604,270	22,721	11,902	1,786	101,628	7,923	49,061
Less shares redeemed – Class C	(2,119,906)	(5,562,067)	(239,189)	(870,089)	(83,677)	(231,588)	(68,314)	(93,117)
Net Increase (Decrease) – Class C	(185,806)	(1,105,248)	(12,792)	(598,389)	(16,287)	(57,143)	3,634	27,316
Subscriptions – Class I	1,270,898	2,226,501	1,279,094	2,338,136	—	69,785	—	—
Shares issued in reinvestment and capital gains – Class I	13,616	119,925	17,140	50,947	—	42	—	—
Less shares redeemed – Class I	(1,523,905)	(1,016,424)	(1,463,265)	(1,469,126)	—	(167,312)	—	—
Net Increase (Decrease) – Class I	(239,391)	1,330,002	(167,031)	919,957	—	(97,485)	—	—
Subscriptions – Class R	—	—	46,221	123,992	—	—	—	—
Shares issued in reinvestment and capital gains – Class R	—	—	792	521	—	—	—	—
Less shares redeemed – Class R	—	—	(16,360)	(118,346)	—	—	—	—
Net Increase – Class R	—	—	30,653	6,167	—	—	—	—
Subscriptions – Class R4	940,539	553	692,063	376	74,469	499	3,646	500
Shares issued in reinvestment and capital gains – Class R4	10,101	—	7,392	—	75	—	29	—
Less shares redeemed – Class R4	(12,099)	—	(10,893)	—	(8,926)	—	—	—
Net Increase – Class R4	938,541	553	688,562	376	65,618	499	3,675	500
Subscriptions – Class R5	4,125,297	82	5,071,987	8	23,060	83	22,672	83
Shares issued in reinvestment and capital gains – Class R5	38,122	—	48,288	145	30	—	163	—
Less shares redeemed – Class R5	(223,785)	—	(147,543)	(53,601)	(22)	—	(113)	—
Net Increase (Decrease) – Class R5	3,939,634	82	4,972,732	(53,448)	23,068	83	22,722	83
Subscriptions – Class Y	24,585,710	2,148,017	1,929,352	750,647	86,097	83	—	83
Shares issued in reinvestment and capital gains – Class Y	287,693	31,278	15,448	476	115	—	—	—
Less shares redeemed – Class Y	(781,503)	(10,692)	(184,603)	—	—	—	—	—
Net Increase – Class Y	24,091,900	2,168,603	1,760,197	751,123	86,212	83	—	83
Subscriptions – Class Z	24,252,068	55,847,077	13,585,747	30,630,548	3,293,147	7,413,473	1,573,989	3,087,336
Shares issued in reinvestment and capital gains – Class Z	4,538,857	24,884,327	1,131,880	2,218,261	49,294	3,580,586	115,448	838,401
Less shares redeemed – Class Z	(63,833,724)	(87,379,864)	(17,784,792)	(24,297,024)	(10,071,616)	(13,185,688)	(3,183,219)	(3,121,838)
Net Increase (Decrease) – Class Z	(35,042,799)	(6,648,460)	(3,067,165)	8,551,785	(6,729,175)	(2,191,629)	(1,493,782)	803,899
Net Increase (Decrease) in Shares of Beneficial Interest	(9,375,826)	(17,540,726)	6,346,556	7,095,675	(6,482,955)	(3,444,558)	(1,550,326)	1,379,614

(a)  Class R4 shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(b)  Class R5 shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(c)  Class Y shares reflect activity for the period from November 8, 2012 (commencement of operations) through December 31, 2012.

(d)  Class Y shares reflect activity for the period from June 13, 2013 (commencement of operations) through June 30, 2013.

See accompanying notes to financial statements.

	Columbia Acorn Select		Columbia Thermostat Fund		Columbia Acorn Emerging Markets Fund		Columbia Acorn European Fund
Changes in Shares of Beneficial Interest:	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,	(Unaudited) Six months ended June 30,	Year ended December 31,
	2013	2012 (a)(b)(c)	2013	2012 (a)(b)(c)	2013 (d)	2012 (a)(b)	2013	2012 (b)
Subscriptions – Class A	1,876,439	1,572,755	11,551,293	19,574,784	4,948,642	242,160	307,926	26,410
Shares issued in reinvestment and capital gains – Class A	565,093	878,414	16,554	319,205	—	1,308	—	152
Less shares redeemed – Class A	(1,880,104)	(6,287,849)	(2,792,092)	(3,461,158)	(383,019)	(21,619)	(26,879)	(4,331)
Net Increase (Decrease) – Class A	561,428	(3,836,680)	8,775,755	16,432,831	4,565,623	221,849	281,047	22,231
Shares issued in reinvestment and capital gains – Class B	10,485	46,775	126	3,716	—	—	—	—
Less shares redeemed – Class B	(277,327)	(830,866)	(108,496)	(568,981)	—	—	—	—
Net Increase (Decrease) – Class B	(266,842)	(784,091)	(108,370)	(565,265)	—	—	—	—
Subscriptions – Class C	63,392	130,998	9,809,029	15,757,125	958,554	43,007	3,967	9,113
Shares issued in reinvestment and capital gains – Class C	107,161	185,145	11,543	104,556	—	—	—	3
Less shares redeemed – Class C	(320,452)	(733,680)	(1,206,898)	(818,151)	(16,056)	(5,549)	(3,483)	(2,036)
Net Increase (Decrease) – Class C	(149,899)	(417,537)	8,613,674	15,043,530	942,498	37,458	484	7,080
Subscriptions – Class I	1,014,946	1,751,104	—	—	—	—	—	—
Shares issued in reinvestment and capital gains – Class I	46,022	108,517	—	—	—	5	—	4
Less shares redeemed – Class I	(1,210,627)	(798,545)	—	—	—	—	—	—
Net Increase (Decrease) – Class I	(149,659)	1,061,076	—	—	—	5	—	4
Subscriptions – Class R	—	—	—	—	—	—	—	—
Shares issued in reinvestment and capital gains – Class R	—	—	—	—	—	—	—	—
Less shares redeemed – Class R	—	—	—	—	—	—	—	—
Net Increase – Class R	—	—	—	—	—	—	—	—
Subscriptions – Class R4	2,102	579	585,352	1,065	458,992	1,311	—	—
Shares issued in reinvestment and capital gains – Class R4	113	—	257	—	—	—	—	—
Less shares redeemed – Class R4	(45)	—	(52,886)	—	(1,028)	—	—	—
Net Increase – Class R4	2,170	579	532,723	1,065	457,964	1,311	—	—
Subscriptions – Class R5	353,501	96	22,889	178	556,124	219	49,196	223
Shares issued in reinvestment and capital gains – Class R5	784	—	13	—	—	—	—	—
Less shares redeemed – Class R5	(14,464)	—	(660)	—	—	—	—	—
Net Increase (Decrease) – Class R5	339,821	96	22,242	178	556,124	219	49,196	223
Subscriptions – Class Y	156,417	96	—	178	205	—	—	—
Shares issued in reinvestment and capital gains – Class Y	54	—	—	—	—	—	—	—
Less shares redeemed – Class Y	(119)	—	—	—	—	—	—	—
Net Increase – Class Y	156,352	96	—	178	205	—	—	—
Subscriptions – Class Z	1,025,621	3,534,761	10,246,924	20,385,294	7,652,950	299,290	25,082	70,205
Shares issued in reinvestment and capital gains – Class Z	634,400	1,598,571	10,187	244,437	—	5,008	—	1,859
Less shares redeemed – Class Z	(8,390,620)	(18,152,892)	(4,709,302)	(5,049,709)	(276,299)	(34,993)	(1,583)	(754)
Net Increase (Decrease) – Class Z	(6,730,599)	(13,019,560)	5,547,809	15,580,022	7,376,651	269,305	23,499	71,310
Net Increase (Decrease) in Shares of Beneficial Interest	(6,237,228)	(16,996,021)	23,383,833	46,492,539	13,899,065	530,147	354,226	100,848

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Columbia Acorn Fund

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Increase from regulatory settlements
Class A
Six Months Ended June 30, 2013 (Unaudited)	$29.36	0.00 (b)	3.04	3.04	(0.04)	(0.38)	(0.42)	—
Year Ended December 31, 2012	$26.63	0.08	4.53	4.61	(0.06)	(1.82)	(1.88)	—
Year Ended December 31, 2011	$29.24	(0.10)	(1.30)	(1.40)	(0.02)	(1.19)	(1.21)	—
Year Ended December 31, 2010	$23.98	(0.06)	6.18	6.12	(0.02)	(0.84)	(0.86)	0.00	(b)
Year Ended December 31, 2009	$17.22	(0.02)	6.78	6.76	—	—	—	0.00	(b)
Year Ended December 31, 2008	$28.87	(0.01)	(10.98)	(10.99)	—	(0.66)	(0.66)	—
Class B
Six Months Ended June 30, 2013 (Unaudited)	$26.80	(0.10)	2.77	2.67	—	(0.38)	(0.38)	—
Year Ended December 31, 2012	$24.53	(0.11)	4.20	4.09	—	(1.82)	(1.82)	—
Year Ended December 31, 2011	$27.14	(0.27)	(1.15)	(1.42)	—	(1.19)	(1.19)	—
Year Ended December 31, 2010	$22.43	(0.21)	5.76	5.55	—	(0.84)	(0.84)	0.00	(b)
Year Ended December 31, 2009	$16.21	(0.14)	6.36	6.22	—	—	—	0.00	(b)
Year Ended December 31, 2008	$27.39	(0.15)	(10.37)	(10.52)	—	(0.66)	(0.66)	—
Class C
Six Months Ended June 30, 2013 (Unaudited)	$26.34	(0.10)	2.72	2.62	—	(0.38)	(0.38)	—
Year Ended December 31, 2012	$24.18	(0.12)	4.10	3.98	—	(1.82)	(1.82)	—
Year Ended December 31, 2011	$26.85	(0.29)	(1.19)	(1.48)	—	(1.19)	(1.19)	—
Year Ended December 31, 2010	$22.23	(0.24)	5.70	5.46	—	(0.84)	(0.84)	0.00	(b)
Year Ended December 31, 2009	$16.09	(0.17)	6.31	6.14	—	—	—	0.00	(b)
Year Ended December 31, 2008	$27.25	(0.19)	(10.31)	(10.50)	—	(0.66)	(0.66)	—
Class I
Six Months Ended June 30, 2013 (Unaudited)	$30.47	0.05	3.16	3.21	(0.04)	(0.38)	(0.42)	—
Year Ended December 31, 2012	$27.57	0.26	4.62	4.88	(0.16)	(1.82)	(1.98)	—
Year Ended December 31, 2011	$30.19	0.01	(1.35)	(1.34)	(0.09)	(1.19)	(1.28)	—
Year Ended December 31, 2010 (e)	$26.80	(0.01)	4.26	4.25	(0.02)	(0.84)	(0.86)	—
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$30.90	0.10	3.14	3.24	(0.05)	(0.38)	(0.43)	—
Year Ended December 31, 2012 (f)	$30.59	0.05	1.84	1.89	(0.12)	(1.46)	(1.58)	—
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$30.88	0.12	3.13	3.25	(0.04)	(0.38)	(0.42)	—
Year Ended December 31, 2012 (g)	$30.59	0.06	1.83	1.89	(0.14)	(1.46)	(1.60)	—
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$30.90	0.10	3.17	3.27	(0.05)	(0.38)	(0.43)	—
Year Ended December 31, 2012 (h)	$30.62	0.09	1.80	1.89	(0.15)	(1.46)	(1.61)	—
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$30.45	0.04	3.16	3.20	(0.04)	(0.38)	(0.42)	—
Year Ended December 31, 2012	$27.56	0.17	4.69	4.86	(0.15)	(1.82)	(1.97)	—
Year Ended December 31, 2011	$30.19	(0.01)	(1.34)	(1.35)	(0.09)	(1.19)	(1.28)	—
Year Ended December 31, 2010	$24.68	0.02	6.37	6.39	(0.04)	(0.84)	(0.88)	0.00	(b)
Year Ended December 31, 2009	$17.71	0.04	6.98	7.02	(0.05)	—	(0.05)	0.00	(b)
Year Ended December 31, 2008	$29.61	0.06	(11.29)	(11.23)	(0.01)	(0.66)	(0.67)	—

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Rounds to zero.

(c)  Annualized.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(f)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(g)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return	Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	$31.98	10.37%	1.07	%(c)	1.07	%(c)	0.00	%(b)(c)	9%	$3,443,357
Year Ended December 31, 2012	$29.36	17.62%	1.06%		1.06	%(d)	0.27%		16%	$3,233,494
Year Ended December 31, 2011	$26.63	(4.91)%	1.06%		1.06	%(d)	(0.33)%		18%	$3,246,833
Year Ended December 31, 2010	$29.24	25.61%	1.07%		1.07	%(d)	(0.22)%		28%	$3,639,788
Year Ended December 31, 2009	$23.98	39.26%	1.07%		1.07	%(d)	(0.12)%		27%	$2,937,761
Year Ended December 31, 2008	$17.22	(38.72)%	1.05%		1.05	%(d)	(0.04)%		21%	$2,221,100
Class B
Six Months Ended June 30, 2013 (Unaudited)	$29.09	9.98%	1.71	%(c)	1.71	%(c)	(0.69	)%(c)	9%	$23,513
Year Ended December 31, 2012	$26.80	16.98%	1.65%		1.64	%(d)	(0.42)%		16%	$33,623
Year Ended December 31, 2011	$24.53	(5.34)%	1.67%		1.67	%(d)	(0.98)%		18%	$67,153
Year Ended December 31, 2010	$27.14	24.81%	1.69%		1.69	%(d)	(0.88)%		28%	$287,650
Year Ended December 31, 2009	$22.43	38.37%	1.74%		1.74	%(d)	(0.77)%		27%	$525,072
Year Ended December 31, 2008	$16.21	(39.11)%	1.65%		1.65	%(d)	(0.64)%		21%	$581,587
Class C
Six Months Ended June 30, 2013 (Unaudited)	$28.58	9.96%	1.79	%(c)	1.79	%(c)	(0.72	)%(c)	9%	$815,711
Year Ended December 31, 2012	$26.34	16.77%	1.80%		1.80	%(d)	(0.46)%		16%	$756,709
Year Ended December 31, 2011	$24.18	(5.63)%	1.82%		1.82	%(d)	(1.10)%		18%	$721,446
Year Ended December 31, 2010	$26.85	24.63%	1.85%		1.85	%(d)	(1.00)%		28%	$829,181
Year Ended December 31, 2009	$22.23	38.16%	1.89%		1.89	%(d)	(0.93)%		27%	$736,818
Year Ended December 31, 2008	$16.09	(39.23)%	1.83%		1.83	%(d)	(0.82)%		21%	$622,665
Class I
Six Months Ended June 30, 2013 (Unaudited)	$33.26	10.55%	0.71	%(c)	0.71	%(c)	0.30	%(c)	9%	$56,049
Year Ended December 31, 2012	$30.47	18.02%	0.72%		0.72	%(d)	0.86%		16%	$58,652
Year Ended December 31, 2011	$27.57	(4.57)%	0.72%		0.72	%(d)	0.02%		18%	$16,397
Year Ended December 31, 2010 (e)	$30.19	15.94%	0.71	%(c)	0.71	%(c)(d)	(0.13	)%(c)	28%	$11,627
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$33.71	10.50%	0.77	%(c)	0.77	%(c)	0.59	%(c)	9%	$31,657
Year Ended December 31, 2012 (f)	$30.90	6.31%	0.87	%(c)	0.86	%(c)(d)	1.24	%(c)	16%	$17
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$33.71	10.54%	0.73	%(c)	0.73	%(c)	0.72	%(c)	9%	$132,811
Year Ended December 31, 2012 (g)	$30.88	6.33%	0.82	%(c)	0.81	%(c)(d)	1.29	%(c)	16%	$3
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$33.74	10.58%	0.72	%(c)	0.72	%(c)	0.63	%(c)	9%	$885,902
Year Ended December 31, 2012 (h)	$30.90	6.34%	0.75	%(c)	0.75	%(c)(d)	2.21	%(c)	16%	$67,012
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$33.23	10.52%	0.78	%(c)	0.78	%(c)	0.27	%(c)	9%	$13,427,998
Year Ended December 31, 2012	$30.45	17.93%	0.78%		0.78	%(d)	0.57%		16%	$13,374,355
Year Ended December 31, 2011	$27.56	(4.61)%	0.76%		0.76	%(d)	(0.03)%		18%	$12,284,748
Year Ended December 31, 2010	$30.19	26.00%	0.76%		0.76	%(d)	0.09%		28%	$13,330,466
Year Ended December 31, 2009	$24.68	39.65%	0.77%		0.77	%(d)	0.18%		27%	$10,527,500
Year Ended December 31, 2008	$17.71	(38.55)%	0.76%		0.76	%(d)	0.26%		21%	$7,445,862

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn International

		Income from Investment Operations						Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Reimbursement from affiliate		Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Redemption fees added to paid in capital
Class A
Six Months Ended June 30, 2013 (Unaudited)	$40.79	0.28		2.06	—		2.34	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$34.15	0.47		6.75	—		7.22	(0.58)	—	(0.58)	—
Year Ended December 31, 2011	$40.87	0.32		(6.02)	0.00	(d)	(5.70)	(1.02)	—	(1.02)	—
Year Ended December 31, 2010	$34.13	0.22		7.21	—		7.43	(0.69)	—	(0.69)	0.00	(d)
Year Ended December 31, 2009	$23.03	0.23		11.27	—		11.50	(0.41)	—	(0.41)	0.00	(d)
Year Ended December 31, 2008	$43.42	0.47		(20.20)	—		(19.73)	(0.06)	(0.60)	(0.66)	0.00	(d)
Class B
Six Months Ended June 30, 2013 (Unaudited)	$39.67	0.10		2.02	—		2.12	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$33.17	0.19		6.55	—		6.74	(0.24)	—	(0.24)	—
Year Ended December 31, 2011	$39.96	0.06		(5.85)	0.00	(d)	(5.79)	(1.00)	—	(1.00)	—
Year Ended December 31, 2010	$33.22	0.03		7.02	—		7.05	(0.31)	—	(0.31)	0.00	(d)
Year Ended December 31, 2009	$22.41	0.08		10.92	—		11.00	(0.20)	—	(0.20)	0.00	(d)
Year Ended December 31, 2008	$42.46	0.27		(19.72)	—		(19.45)	—	(0.60)	(0.60)	0.00	(d)
Class C
Six Months Ended June 30, 2013 (Unaudited)	$39.50	0.11		2.00	—		2.11	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$33.03	0.18		6.52	—		6.70	(0.23)	—	(0.23)	—
Year Ended December 31, 2011	$39.79	0.04		(5.86)	0.00	(d)	(5.82)	(0.94)	—	(0.94)	—
Year Ended December 31, 2010	$33.08	(0.05)		7.03	—		6.98	(0.27)	—	(0.27)	0.00	(d)
Year Ended December 31, 2009	$22.30	0.02		10.89	—		10.91	(0.14)	—	(0.14)	0.00	(d)
Year Ended December 31, 2008	$42.32	0.21		(19.63)	—		(19.42)	—	(0.60)	(0.60)	0.00	(d)
Class I
Six Months Ended June 30, 2013 (Unaudited)	$40.86	0.35		2.06	—		2.41	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$34.33	0.57		6.83	—		7.40	(0.87)	—	(0.87)	—
Year Ended December 31, 2011	$40.92	0.37		(5.94)	0.00	(d)	(5.57)	(1.02)	—	(1.02)	—
Year Ended December 31, 2010 (g)	$37.69	0.08		3.49	—		3.57	(0.34)	—	(0.34)	0.00	(d)
Class R
Six Months Ended June 30, 2013 (Unaudited)	$40.79	0.22		2.04	—		2.26	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$34.11	0.21		6.89	—		7.10	(0.42)	—	(0.42)	—
Year Ended December 31, 2011 (h)	$40.11	(0.00	)(d)	(6.00)	0.00	(d)	(6.00)	—	—	—	—
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$41.08	0.51		1.90	—		2.41	(0.48)	—	(0.48)	—
Year Ended December 31, 2012 (i)	$39.86	(0.00	)(d)	1.81	—		1.81	(0.59)	—	(0.59)	—
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$40.81	0.48		1.93	—		2.41	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$34.31	0.75		6.62	—		7.37	(0.87)	—	(0.87)	—
Year Ended December 31, 2011 (j)	$40.24	0.09		(6.02)	0.00	(d)	(5.93)	—	—	—	—
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$41.08	0.40		2.03	—		2.43	(0.48)	—	(0.48)	—
Year Ended December 31, 2012 (k)	$39.90	0.04		1.78	—		1.82	(0.64)	—	(0.64)	—
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$40.84	0.34		2.06	—		2.40	(0.48)	—	(0.48)	—
Year Ended December 31, 2012	$34.31	0.59		6.78	—		7.37	(0.84)	—	(0.84)	—
Year Ended December 31, 2011	$40.92	0.48		(6.07)	0.00	(d)	(5.59)	(1.02)	—	(1.02)	—
Year Ended December 31, 2010	$34.26	0.35		7.23	—		7.58	(0.92)	—	(0.92)	0.00	(d)
Year Ended December 31, 2009	$23.13	0.34		11.31	—		11.65	(0.53)	—	(0.53)	0.00	(d)
Year Ended December 31, 2008	$43.60	0.60		(20.26)	—		(19.66)	(0.21)	(0.60)	(0.81)	0.00	(d)

(a)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(b)  Annualized.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Rounds to zero.

(e)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(f)  During the year ended December 31, 2011, Columbia Management reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(g)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(h)  Class R shares commenced operations on August 15, 2011. Per share data and total return reflect activity from that date.

(i)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(j)  Class R5 shares commenced operations on August 15, 2011. Per share data and total return reflect activity from that date.

(k)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

						Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Increase from regulatory settlements		Net Asset Value, End of Period	Total Return		Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	—		$42.65	5.71	%(a)	1.26	%(b)(c)	1.22	%(b)(c)	1.32	%(b)	23%	$1,148,090
Year Ended December 31, 2012	0.00	(d)	$40.79	21.21	%(a)	1.28	%(c)	1.24	%(c)(e)	1.22%		33%	$1,007,236
Year Ended December 31, 2011	0.00	(d)	$34.15	(14.37	)%(a)(f)	1.32	%(c)	1.30	%(c)(e)	0.84%		32%	$918,112
Year Ended December 31, 2010	0.00	(d)	$40.87	22.23%		1.35	%(c)	1.35	%(c)(e)	0.62%		25%	$810,603
Year Ended December 31, 2009	0.01		$34.13	50.40%		1.36	%(c)	1.36	%(c)(e)	0.85%		31%	$578,599
Year Ended December 31, 2008	—		$23.03	(46.09)%		1.31%		1.31	%(e)	1.36%		38%	$366,820
Class B
Six Months Ended June 30, 2013 (Unaudited)	—		$41.31	5.32	%(a)	1.98	%(b)(c)	1.95	%(b)(c)	0.50	%(b)	23%	$14,986
Year Ended December 31, 2012	0.00	(d)	$39.67	20.33	%(a)	2.00	%(c)	1.97	%(c)(e)	0.51%		33%	$17,910
Year Ended December 31, 2011	0.00	(d)	$33.17	(14.92	)%(a)(f)	1.98	%(c)	1.96	%(c)(e)	0.15%		32%	$24,510
Year Ended December 31, 2010	0.00	(d)	$39.96	21.49%		1.96	%(c)	1.96	%(c)(e)	0.08%		25%	$29,368
Year Ended December 31, 2009	0.01		$33.22	49.36%		2.03	%(c)	2.03	%(c)(e)	0.29%		31%	$38,835
Year Ended December 31, 2008	—		$22.41	(46.41)%		1.90%		1.90	%(e)	0.77%		38%	$39,153
Class C
Six Months Ended June 30, 2013 (Unaudited)	—		$41.13	5.31	%(a)	2.01	%(b)(c)	1.99	%(b)(c)	0.52	%(b)	23%	$96,034
Year Ended December 31, 2012	0.00	(d)	$39.50	20.31	%(a)	2.02	%(c)	2.00	%(c)(e)	0.48%		33%	$92,748
Year Ended December 31, 2011	0.00	(d)	$33.03	(15.02	)%(a)(f)	2.07	%(c)	2.06	%(c)(e)	0.10%		32%	$97,328
Year Ended December 31, 2010	0.00	(d)	$39.79	21.34%		2.11	%(c)	2.11	%(c)(e)	(0.13)%		25%	$110,931
Year Ended December 31, 2009	0.01		$33.08	49.12%		2.17	%(c)	2.17	%(c)(e)	0.07%		31%	$85,625
Year Ended December 31, 2008	—		$22.30	(46.50)%		2.08%		2.08	%(e)	0.60%		38%	$62,906
Class I
Six Months Ended June 30, 2013 (Unaudited)	—		$42.79	5.87%		0.86	%(b)(c)	0.86	%(b)(c)	1.66	%(b)	23%	$94,955
Year Ended December 31, 2012	0.00	(d)	$40.86	21.69%		0.88	%(c)	0.88	%(c)(e)	1.48%		33%	$97,484
Year Ended December 31, 2011	0.00	(d)	$34.33	(14.02	)%(f)	0.91	%(c)	0.91	%(c)(e)	0.99%		32%	$50,335
Year Ended December 31, 2010 (g)	—		$40.92	9.50%		0.94	%(b)(c)	0.94	%(b)(c)(e)	0.77	%(b)	25%	$66,581
Class R
Six Months Ended June 30, 2013 (Unaudited)	—		$42.57	5.51%		1.56	%(b)(c)	1.56	%(b)(c)	1.02	%(b)	23%	$4,227
Year Ended December 31, 2012	0.00	(d)	$40.79	20.83%		1.52	%(c)	1.51	%(c)(e)	0.54%		33%	$2,799
Year Ended December 31, 2011 (h)	0.00	(d)	$34.11	(14.96)%		1.59	%(b)(c)	1.59	%(b)(c)(e)	(0.02	)%(b)	32%	$2,130
Class R4
Six Months Ended June 30, 2013 (Unaudited)	—		$43.01	5.84%		0.92	%(b)(c)	0.92	%(b)(c)	2.40	%(b)	23%	$29,629
Year Ended December 31, 2012 (i)	—		$41.08	4.57%		1.03	%(b)(c)	1.02	%(b)(c)(e)	(0.02	)%(b)	33%	$15
Class R5
Six Months Ended June 30, 2013 (Unaudited)	—		$42.74	5.88%		0.90	%(b)(c)	0.90	%(b)(c)	2.25	%(b)	23%	$212,769
Year Ended December 31, 2012	0.00	(d)	$40.81	21.61%		0.89	%(c)	0.89	%(c)(e)	1.99%		33%	$242
Year Ended December 31, 2011 (j)	0.00	(d)	$34.31	(14.74)%		0.91	%(b)(c)	0.91	%(b)(c)(e)	0.65	%(b)	32%	$2,038
Class Y
Six Months Ended June 30, 2013 (Unaudited)	—		$43.03	5.89%		0.86	%(b)(c)	0.86	%(b)(c)	1.88	%(b)	23%	$108,065
Year Ended December 31, 2012 (k)	—		$41.08	4.59%		0.91	%(b)(c)	0.90	%(b)(c)(e)	0.75	%(b)	33%	$30,856
Class Z
Six Months Ended June 30, 2013 (Unaudited)	—		$42.76	5.85%		0.92	%(b)(c)	0.92	%(b)(c)	1.59	%(b)	23%	$5,621,637
Year Ended December 31, 2012	0.00	(d)	$40.84	21.60%		0.93	%(c)	0.93	%(c)(e)	1.53%		33%	$5,494,506
Year Ended December 31, 2011	0.00	(d)	$34.31	(14.06	)%(f)	0.95	%(c)	0.95	%(c)(e)	1.24%		32%	$4,322,500
Year Ended December 31, 2010	0.00	(d)	$40.92	22.70%		0.97	%(c)	0.97	%(c)(e)	0.99%		25%	$5,107,580
Year Ended December 31, 2009	0.01		$34.26	50.97%		0.99	%(c)	0.99	%(c)(e)	1.23%		31%	$3,727,679
Year Ended December 31, 2008	—		$23.13	(45.89)%		0.96%		0.96	%(e)	1.72%		38%	$2,371,688

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn USA

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Increase from regulatory settlements
Class A
Six Months Ended June 30, 2013 (Unaudited)	$28.21	(0.05)	3.24	3.19	—	(0.04)	(0.04)	—
Year Ended December 31, 2012	$25.94	0.02	4.73	4.75	(0.11)	(2.37)	(2.48)	—
Year Ended December 31, 2011	$27.54	(0.22)	(1.21)	(1.43)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$22.43	(0.15)	5.26	5.11	—	—	—	—
Year Ended December 31, 2009	$15.90	(0.11)	6.64	6.53	—	—	—	0.00	(e)
Year Ended December 31, 2008	$27.23	(0.14)	(10.23)	(10.37)	—	(0.96)	(0.96)	—
Class B
Six Months Ended June 30, 2013 (Unaudited)	$25.81	(0.17)	2.97	2.80	—	(0.04)	(0.04)	—
Year Ended December 31, 2012	$23.98	(0.19)	4.39	4.20	—	(2.37)	(2.37)	—
Year Ended December 31, 2011	$25.60	(0.37)	(1.08)	(1.45)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$20.99	(0.30)	4.91	4.61	—	—	—	—
Year Ended December 31, 2009	$14.98	(0.22)	6.23	6.01	—	—	—	0.00	(e)
Year Ended December 31, 2008	$25.87	(0.27)	(9.66)	(9.93)	—	(0.96)	(0.96)	—
Class C
Six Months Ended June 30, 2013 (Unaudited)	$25.49	(0.14)	2.92	2.78	—	(0.04)	(0.04)	—
Year Ended December 31, 2012	$23.72	(0.16)	4.30	4.14	—	(2.37)	(2.37)	—
Year Ended December 31, 2011	$25.39	(0.39)	(1.11)	(1.50)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$20.84	(0.31)	4.86	4.55	—	—	—	—
Year Ended December 31, 2009	$14.89	(0.24)	6.19	5.95	—	—	—	0.00	(e)
Year Ended December 31, 2008	$25.77	(0.30)	(9.62)	(9.92)	—	(0.96)	(0.96)	—
Class I
Six Months Ended June 30, 2013 (Unaudited)	$29.47	0.01	3.39	3.40	—	(0.04)	(0.04)	—
Year Ended December 31, 2012	$27.00	(0.10)	5.16	5.06	(0.22)	(2.37)	(2.59)	—
Year Ended December 31, 2011	$28.56	(0.14)	(1.25)	(1.39)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010 (f)	$24.24	(0.03)	4.35	4.32	—	—	—	—
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$29.92	0.03	3.40	3.43	—	(0.04)	(0.04)	—
Year Ended December 31, 2012 (g)	$30.06	0.06	2.28	2.34	(0.16)	(2.32)	(2.48)	—
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$29.90	0.03	3.41	3.44	—	(0.04)	(0.04)	—
Year Ended December 31, 2012 (h)	$30.06	0.07	2.27	2.34	(0.18)	(2.32)	(2.50)	—
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$29.93	0.01	3.44	3.45	—	(0.04)	(0.04)	—
Year Ended December 31, 2012 (i)	$30.10	0.07	2.27	2.34	(0.19)	(2.32)	(2.51)	—
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$29.45	(0.02)	3.39	3.37	—	(0.04)	(0.04)	—
Year Ended December 31, 2012	$26.98	0.11	4.92	5.03	(0.19)	(2.37)	(2.56)	—
Year Ended December 31, 2011	$28.56	(0.14)	(1.27)	(1.41)	—	(0.17)	(0.17)	—
Year Ended December 31, 2010	$23.19	(0.08)	5.45	5.37	—	—	—	—
Year Ended December 31, 2009	$16.39	(0.07)	6.87	6.80	—	—	—	0.00	(e)
Year Ended December 31, 2008	$27.97	(0.07)	(10.55)	(10.62)	—	(0.96)	(0.96)	—

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Rounds to zero.

(f)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(g)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(i)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return	Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	$31.36	11.32%	1.33	%(b)	1.33	%(b)	(0.36	)%(b)	9%	$172,413
Year Ended December 31, 2012	$28.21	18.67%	1.32	%(c)	1.32	%(c)(d)	0.08%		14%	$152,164
Year Ended December 31, 2011	$25.94	(5.21)%	1.30%		1.30	%(d)	(0.78)%		20%	$167,038
Year Ended December 31, 2010	$27.54	22.78%	1.30%		1.30	%(d)	(0.64)%		32%	$214,097
Year Ended December 31, 2009	$22.43	41.07%	1.32%		1.32	%(d)	(0.64)%		28%	$178,605
Year Ended December 31, 2008	$15.90	(39.38)%	1.29%		1.29	%(d)	(0.60)%		23%	$136,597
Class B
Six Months Ended June 30, 2013 (Unaudited)	$28.57	10.87%	2.12	%(b)	2.12	%(b)	(1.21	)%(b)	9%	$693
Year Ended December 31, 2012	$25.81	17.87%	1.99	%(c)	1.99	%(c)(d)	(0.71)%		14%	$1,056
Year Ended December 31, 2011	$23.98	(5.68)%	1.92%		1.92	%(d)	(1.42)%		20%	$2,253
Year Ended December 31, 2010	$25.60	21.96%	1.98%		1.98	%(d)	(1.37)%		32%	$9,222
Year Ended December 31, 2009	$20.99	40.12%	2.02%		2.02	%(d)	(1.33)%		28%	$20,903
Year Ended December 31, 2008	$14.98	(39.75)%	1.92%		1.92	%(d)	(1.24)%		23%	$23,633
Class C
Six Months Ended June 30, 2013 (Unaudited)	$28.23	10.92%	2.02	%(b)	2.02	%(b)	(1.07	)%(b)	9%	$34,331
Year Ended December 31, 2012	$25.49	17.82%	2.05	%(c)	2.05	%(c)(d)	(0.61)%		14%	$31,410
Year Ended December 31, 2011	$23.72	(5.92)%	2.05%		2.05	%(d)	(1.53)%		20%	$30,584
Year Ended December 31, 2010	$25.39	21.83%	2.08%		2.08	%(d)	(1.41)%		32%	$36,101
Year Ended December 31, 2009	$20.84	39.96%	2.13%		2.13	%(d)	(1.45)%		28%	$32,508
Year Ended December 31, 2008	$14.89	(39.87)%	2.08%		2.08	%(d)	(1.39)%		23%	$25,899
Class I
Six Months Ended June 30, 2013 (Unaudited)	$32.83	11.55%	0.91	%(b)	0.91	%(b)	0.06	%(b)	9%	$3
Year Ended December 31, 2012	$29.47	19.10%	0.96%		0.96	%(d)	(0.33)%		14%	$3
Year Ended December 31, 2011	$27.00	(4.88)%	0.94%		0.94	%(d)	(0.47)%		20%	$2,635
Year Ended December 31, 2010 (f)	$28.56	17.82%	0.94	%(b)	0.94	%(b)(d)	(0.35	)%(b)	32%	$28,993
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$33.31	11.48%	1.01	%(b)	1.01	%(b)	0.16	%(b)	9%	$2,202
Year Ended December 31, 2012 (g)	$29.92	8.06%	1.14	%(b)(c)	1.14	%(b)(c)(d)	1.51	%(b)	14%	$15
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$33.30	11.52%	1.00	%(b)	1.00	%(b)	0.21	%(b)	9%	$771
Year Ended December 31, 2012 (h)	$29.90	8.06%	1.12	%(b)	1.12	%(b)(d)	1.53	%(b)	14%	$2
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$33.34	11.54%	0.97	%(b)	0.97	%(b)	0.05	%(b)	9%	$2,877
Year Ended December 31, 2012 (i)	$29.93	8.07%	1.04	%(b)	1.04	%(b)(d)	1.62	%(b)	14%	$2
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$32.78	11.46%	1.07	%(b)	1.07	%(b)	(0.12	)%(b)	9%	$1,354,885
Year Ended December 31, 2012	$29.45	18.98%	1.07	%(c)	1.07	%(c)(d)	0.36%		14%	$1,415,442
Year Ended December 31, 2011	$26.98	(4.95)%	1.00%		1.00	%(d)	(0.48)%		20%	$1,355,934
Year Ended December 31, 2010	$28.56	23.16%	1.01%		1.01	%(d)	(0.34)%		32%	$1,410,133
Year Ended December 31, 2009	$23.19	41.49%	1.03%		1.03	%(d)	(0.36)%		28%	$1,157,593
Year Ended December 31, 2008	$16.39	(39.22)%	1.01%		1.01	%(d)	(0.32)%		23%	$758,267

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn International Select

		Income from Investment Operations				Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders	Redemption fees added to paid in capital
Class A
Six Months Ended June 30, 2013 (Unaudited)	$25.61	0.08	0.37		0.45	—	(0.53)	(0.53)	—
Year Ended December 31, 2012	$24.26	0.39	4.92		5.31	(1.75)	(2.21)	(3.96)	—
Year Ended December 31, 2011	$28.01	0.18	(2.95)		(2.77)	(0.59)	(0.39)	(0.98)	—
Year Ended December 31, 2010	$23.39	0.08	4.84		4.92	(0.30)	—	(0.30)	0.00	(f)
Year Ended December 31, 2009	$17.99	0.10	5.43		5.53	(0.15)	—	(0.15)	0.00	(f)
Year Ended December 31, 2008	$31.74	0.20	(13.41)		(13.21)	—	(0.54)	(0.54)	0.00	(f)
Class B
Six Months Ended June 30, 2013 (Unaudited)	$24.40	(0.01)	0.35		0.34	—	(0.53)	(0.53)	—
Year Ended December 31, 2012	$23.27	0.23	4.69		4.92	(1.58)	(2.21)	(3.79)	—
Year Ended December 31, 2011	$26.72	0.01	(2.82)		(2.81)	(0.25)	(0.39)	(0.64)	—
Year Ended December 31, 2010	$22.34	(0.06)	4.62		4.56	(0.18)	—	(0.18)	0.00	(f)
Year Ended December 31, 2009	$17.16	(0.01)	5.17		5.16	—	—	—	0.00	(f)
Year Ended December 31, 2008	$30.50	0.04	(12.84)		(12.80)	—	(0.54)	(0.54)	0.00	(f)
Class C
Six Months Ended June 30, 2013 (Unaudited)	$24.28	(0.02)	0.35		0.33	—	(0.53)	(0.53)	—
Year Ended December 31, 2012	$23.17	0.18	4.67		4.85	(1.53)	(2.21)	(3.74)	—
Year Ended December 31, 2011	$26.58	(0.04)	(2.81)		(2.85)	(0.17)	(0.39)	(0.56)	—
Year Ended December 31, 2010	$22.21	(0.10)	4.60		4.50	(0.13)	—	(0.13)	0.00	(f)
Year Ended December 31, 2009	$17.08	(0.06)	5.17		5.11	—	—	—	0.00	(f)
Year Ended December 31, 2008	$30.42	0.00 (f)	(12.80)		(12.80)	—	(0.54)	(0.54)	0.00	(f)
Class I
Six Months Ended June 30, 2013 (Unaudited)	$25.85	0.12	0.37		0.49	—	(0.53)	(0.53)	—
Year Ended December 31, 2012	$24.45	0.51	4.94		5.45	(1.84)	(2.21)	(4.05)	—
Year Ended December 31, 2011	$28.33	0.31	(2.97)		(2.66)	(0.83)	(0.39)	(1.22)	—
Year Ended December 31, 2010 (h)	$26.11	0.03	2.19		2.22	—	—	—	—
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$25.99	0.04	0.45		0.49	—	(0.53)	(0.53)	—
Year Ended December 31, 2012 (i)	$29.98	(0.02)	(0.09	)(j)	(0.11)	(1.79)	(2.09)	(3.88)	—
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$25.98	(0.02)	0.51		0.49	—	(0.53)	(0.53)	—
Year Ended December 31, 2012 (k)	$29.98	(0.02)	(0.09	)(j)	(0.11)	(1.80)	(2.09)	(3.89)	—
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$25.98	0.12	0.37		0.49	—	(0.53)	(0.53)	—
Year Ended December 31, 2012 (l)	$29.99	(0.02)	(0.09	)(j)	(0.11)	(1.81)	(2.09)	(3.90)	—
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$25.86	0.11	0.37		0.48	—	(0.53)	(0.53)	—
Year Ended December 31, 2012	$24.46	0.49	4.95		5.44	(1.83)	(2.21)	(4.04)	—
Year Ended December 31, 2011	$28.33	0.29	(2.98)		(2.69)	(0.79)	(0.39)	(1.18)	—
Year Ended December 31, 2010	$23.64	0.18	4.89		5.07	(0.38)	—	(0.38)	0.00	(f)
Year Ended December 31, 2009	$18.19	0.17	5.50		5.67	(0.24)	—	(0.24)	0.00	(f)
Year Ended December 31, 2008	$32.02	0.28	(13.53)		(13.25)	(0.04)	(0.54)	(0.58)	0.00	(f)

(a)  Annualized.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(e)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(f)  Rounds to zero.

(g)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(h)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(i)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(j)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(k)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(l)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
See accompanying notes to financial statements.

						Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Increase from regulatory settlements		Net Asset Value, End of Period	Total Return		Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	—		$25.53	1.74%		1.48	%(a)(b)	1.48	%(a)(b)	0.60	%(a)	47%	$72,008
Year Ended December 31, 2012	—		$25.61	22.05%		1.49	%(b)(c)	1.49	%(b)(c)(d)	1.43%		63%	$74,167
Year Ended December 31, 2011	—		$24.26	(10.11)%		1.51	%(b)	1.51	%(b)(e)	0.66%		44%	$56,350
Year Ended December 31, 2010	0.00	(f)	$28.01	21.41%		1.56	%(b)	1.56	%(b)(e)	0.33%		42%	$71,668
Year Ended December 31, 2009	0.02		$23.39	31.01%		1.56%		1.56	%(e)	0.53%		56%	$64,664
Year Ended December 31, 2008	—		$17.99	(42.30)%		1.54%		1.54	%(e)	0.78%		68%	$46,522
Class B
Six Months Ended June 30, 2013 (Unaudited)	—		$24.21	1.37	%(g)	2.14	%(a)(b)	2.14	%(a)(b)	(0.05	)%(a)	47%	$959
Year Ended December 31, 2012	—		$24.40	21.29%		2.11	%(b)(c)	2.10	%(b)(c)(d)	0.87%		63%	$1,250
Year Ended December 31, 2011	—		$23.27	(10.64)%		2.14	%(b)	2.14	%(b)(e)	0.04%		44%	$1,774
Year Ended December 31, 2010	0.00	(f)	$26.72	20.63	%(g)	2.24	%(b)	2.20	%(b)(e)	(0.27)%		42%	$3,030
Year Ended December 31, 2009	0.02		$22.34	30.19	%(g)	2.32%		2.20	%(e)	(0.05)%		56%	$3,887
Year Ended December 31, 2008	—		$17.16	(42.68)%		2.17%		2.17	%(e)	0.16%		68%	$4,444
Class C
Six Months Ended June 30, 2013 (Unaudited)	—		$24.08	1.34%		2.27	%(a)(b)	2.27	%(a)(b)	(0.18	)%(a)	47%	$9,792
Year Ended December 31, 2012	—		$24.28	21.10%		2.28	%(b)(c)	2.27	%(b)(c)(d)	0.67%		63%	$9,786
Year Ended December 31, 2011	—		$23.17	(10.81)%		2.31	%(b)	2.31	%(b)(e)	(0.14)%		44%	$8,704
Year Ended December 31, 2010	0.00	(f)	$26.58	20.45%		2.36	%(b)	2.36	%(b)(e)	(0.45)%		42%	$11,885
Year Ended December 31, 2009	0.02		$22.21	30.04%		2.42%		2.42	%(e)	(0.30)%		56%	$11,096
Year Ended December 31, 2008	—		$17.08	(42.79)%		2.34%		2.34	%(e)	0.01%		68%	$9,747
Class I
Six Months Ended June 30, 2013 (Unaudited)	—		$25.81	1.88%		1.16	%(a)(b)	1.16	%(a)(b)	0.91	%(a)	47%	$2
Year Ended December 31, 2012	—		$25.85	22.48%		1.15	%(b)	1.14	%(b)(d)	1.84%		63%	$2
Year Ended December 31, 2011	—		$24.45	(9.68)%		1.04	%(b)	1.04	%(b)(e)	1.12%		44%	$2
Year Ended December 31, 2010 (h)	—		$28.33	8.50%		1.14	%(a)(b)	1.14	%(a)(b)(e)	0.44	%(a)	42%	$3
Class R4
Six Months Ended June 30, 2013 (Unaudited)	—		$25.95	1.87%		1.26	%(a)(b)	1.26	%(a)(b)	0.30	%(a)	47%	$108
Year Ended December 31, 2012 (i)	—		$25.99	(0.27)%		1.30	%(a)(b)(c)	1.30	%(a)(b)(c)(d)	(0.55	)%(a)	63%	$13
Class R5
Six Months Ended June 30, 2013 (Unaudited)	—		$25.94	1.87	%(g)	1.27	%(a)(b)	1.26	%(a)(b)	(0.14	)%(a)	47%	$592
Year Ended December 31, 2012 (k)	—		$25.98	(0.27)%		1.29	%(a)(b)	1.28	%(a)(b)(d)	(0.55	)%(a)	63%	$2
Class Y
Six Months Ended June 30, 2013 (Unaudited)	—		$25.94	1.87%		1.16	%(a)(b)	1.16	%(a)(b)	0.91	%(a)	47%	$2
Year Ended December 31, 2012 (l)	—		$25.98	(0.25)%		1.21	%(a)(b)	1.20	%(a)(b)(d)	(0.48	)%(a)	63%	$2
Class Z
Six Months Ended June 30, 2013 (Unaudited)	—		$25.81	1.84%		1.21	%(a)(b)	1.21	%(a)(b)	0.87	%(a)	47%	$256,155
Year Ended December 31, 2012	—		$25.86	22.42%		1.20	%(b)(c)	1.19	%(b)(c)(d)	1.77%		63%	$295,231
Year Ended December 31, 2011	—		$24.46	(9.76)%		1.14	%(b)	1.14	%(b)(e)	1.03%		44%	$259,553
Year Ended December 31, 2010	0.00	(f)	$28.33	21.89%		1.16	%(b)	1.16	%(b)(e)	0.75%		42%	$366,081
Year Ended December 31, 2009	0.02		$23.64	31.52%		1.20%		1.20	%(e)	0.84%		56%	$331,027
Year Ended December 31, 2008	—		$18.19	(42.10)%		1.21%		1.21	%(e)	1.09%		68%	$186,194

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn Select

		Income from Investment Operations					Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Reimbursement from affiliate		Total from investment operations	Net investment income	Net realized gains	Total Distributions to Shareholders
Class A
Six Months Ended June 30, 2013 (Unaudited)	$24.72	(0.06)	3.02	—		2.96	(0.07)	(1.35)	(1.42)
Year Ended December 31, 2012	$22.95	0.03	3.78	—		3.81	—	(2.04)	(2.04)
Year Ended December 31, 2011	$27.94	(0.15)	(4.46)	—		(4.61)	(0.38)	—	(0.38)
Year Ended December 31, 2010	$22.81	(0.18)	5.31	—		5.13	—	—	—
Year Ended December 31, 2009	$13.77	(0.14)	9.18	—		9.04	—	—	—
Year Ended December 31, 2008	$27.89	(0.18)	(13.25)	—		(13.43)	—	(0.69)	(0.69)
Class B
Six Months Ended June 30, 2013 (Unaudited)	$22.75	(0.15)	2.80	—		2.65	—	(1.35)	(1.35)
Year Ended December 31, 2012	$21.40	(0.15)	3.54	—		3.39	—	(2.04)	(2.04)
Year Ended December 31, 2011	$26.06	(0.30)	(4.13)	—		(4.43)	(0.23)	—	(0.23)
Year Ended December 31, 2010	$21.41	(0.31)	4.96	—		4.65	—	—	—
Year Ended December 31, 2009	$13.02	(0.24)	8.63	—		8.39	—	—	—
Year Ended December 31, 2008	$26.57	(0.31)	(12.55)	—		(12.86)	—	(0.69)	(0.69)
Class C
Six Months Ended June 30, 2013 (Unaudited)	$22.48	(0.15)	2.76	—		2.61	—	(1.35)	(1.35)
Year Ended December 31, 2012	$21.20	(0.14)	3.46	—		3.32	—	(2.04)	(2.04)
Year Ended December 31, 2011	$25.83	(0.32)	(4.12)	—		(4.44)	(0.19)	—	(0.19)
Year Ended December 31, 2010	$21.25	(0.34)	4.92	—		4.58	—	—	—
Year Ended December 31, 2009	$12.94	(0.26)	8.57	—		8.31	—	—	—
Year Ended December 31, 2008	$26.46	(0.34)	(12.49)	—		(12.83)	—	(0.69)	(0.69)
Class I
Six Months Ended June 30, 2013 (Unaudited)	$25.63	(0.02)	3.15	—		3.13	(0.16)	(1.35)	(1.51)
Year Ended December 31, 2012	$23.65	0.23	3.79	—		4.02	—	(2.04)	(2.04)
Year Ended December 31, 2011	$28.74	(0.03)	(4.59)	—		(4.62)	(0.47)	—	(0.47)
Year Ended December 31, 2010 (g)	$24.74	0.01	3.99	—		4.00	—	—	—
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$25.92	(0.01)	3.17	—		3.16	(0.14)	(1.35)	(1.49)
Year Ended December 31, 2012 (h)	$25.91	0.00 (i)	1.52	—		1.52	—	(1.51)	(1.51)
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$25.93	0.13	3.02	—		3.15	(0.15)	(1.35)	(1.50)
Year Ended December 31, 2012 (j)	$25.91	0.00 (i)	1.53	—		1.53	—	(1.51)	(1.51)
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$25.98	0.15	3.02	—		3.17	(0.17)	(1.35)	(1.52)
Year Ended December 31, 2012 (k)	$25.96	0.01	1.52	—		1.53	—	(1.51)	(1.51)
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$25.57	(0.03)	3.14	—		3.11	(0.14)	(1.35)	(1.49)
Year Ended December 31, 2012	$23.62	0.11	3.88	—		3.99	—	(2.04)	(2.04)
Year Ended December 31, 2011	$28.73	(0.07)	(4.58)	0.00	(i)	(4.65)	(0.46)	—	(0.46)
Year Ended December 31, 2010	$23.38	(0.10)	5.45	—		5.35	—	—	—
Year Ended December 31, 2009	$14.07	(0.08)	9.39	—		9.31	—	—	—
Year Ended December 31, 2008	$28.41	(0.12)	(13.53)	—		(13.65)	—	(0.69)	(0.69)

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(g)  Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(h)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(i)  Rounds to zero.

(j)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(k)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(l)  During the year ended December 31, 2011, the Fund received a reimbursement by an affiliate. Had the Fund not received this payment, total return would have been lower by 0.01%.

See accompanying notes to financial statements.

				Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return		Total gross expenses (a)		Total net expenses (a)		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	$26.26	11.98%		1.32	%(b)(c)	1.32	%(b)(c)	(0.47	)%(b)	10%	$303,380
Year Ended December 31, 2012	$24.72	16.87%		1.31	%(c)	1.31	%(c)(d)	0.13%		15%	$271,628
Year Ended December 31, 2011	$22.95	(16.65)%		1.28%		1.28	%(d)	(0.57)%		21%	$340,325
Year Ended December 31, 2010	$27.94	22.49%		1.28%		1.28	%(d)	(0.73)%		28%	$555,263
Year Ended December 31, 2009	$22.81	65.65%		1.30%		1.30	%(d)	(0.78)%		19%	$522,443
Year Ended December 31, 2008	$13.77	(49.31	)%(e)	1.24%		1.24	%(d)	(0.80)%		28%	$395,794
Class B
Six Months Ended June 30, 2013 (Unaudited)	$24.05	11.65	%(f)	2.01	%(b)(c)	2.00	%(b)(c)	(1.25	)%(b)	10%	$4,086
Year Ended December 31, 2012	$22.75	16.11%		1.91	%(c)	1.90	%(c)(d)	(0.62)%		15%	$9,938
Year Ended December 31, 2011	$21.40	(17.11)%		1.88%		1.88	%(d)	(1.21)%		21%	$26,126
Year Ended December 31, 2010	$26.06	21.72%		1.92%		1.92	%(d)	(1.39)%		28%	$72,203
Year Ended December 31, 2009	$21.41	64.44%		2.01%		2.01	%(d)	(1.49)%		19%	$88,004
Year Ended December 31, 2008	$13.02	(49.62	)%(e)	1.87%		1.87	%(d)	(1.43)%		28%	$73,152
Class C
Six Months Ended June 30, 2013 (Unaudited)	$23.74	11.62%		2.07	%(b)(c)	2.07	%(b)(c)	(1.22	)%(b)	10%	$56,957
Year Ended December 31, 2012	$22.48	15.93%		2.07	%(c)	2.06	%(c)(d)	(0.59)%		15%	$57,309
Year Ended December 31, 2011	$21.20	(17.27)%		2.05%		2.05	%(d)	(1.34)%		21%	$62,887
Year Ended December 31, 2010	$25.83	21.55%		2.07%		2.07	%(d)	(1.52)%		28%	$98,445
Year Ended December 31, 2009	$21.25	64.22%		2.14%		2.14	%(d)	(1.62)%		19%	$93,121
Year Ended December 31, 2008	$12.94	(49.71	)%(e)	2.04%		2.04	%(d)	(1.60)%		28%	$70,962
Class I
Six Months Ended June 30, 2013 (Unaudited)	$27.25	12.23%		0.96	%(b)(c)	0.96	%(b)(c)	(0.14	)%(b)	10%	$37,441
Year Ended December 31, 2012	$25.63	17.26%		0.96	%(c)	0.95	%(c)(d)	0.89%		15%	$39,054
Year Ended December 31, 2011	$23.65	(16.25)%		0.92%		0.92	%(d)	(0.12)%		21%	$10,944
Year Ended December 31, 2010 (g)	$28.74	16.17%		0.91	%(b)	0.91	%(b)(d)	0.18	%(b)	28%	$7,832
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$27.59	12.18%		1.08	%(b)(c)	1.08	%(b)(c)	(0.08	)%(b)	10%	$76
Year Ended December 31, 2012 (h)	$25.92	5.92%		1.07	%(b)	1.06	%(b)(d)	0.02	%(b)	15%	$15
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$27.58	12.17%		1.00	%(b)(c)	1.00	%(b)(c)	0.97	%(b)	10%	$9,375
Year Ended December 31, 2012 (j)	$25.93	5.96%		0.99	%(b)	0.99	%(b)(d)	0.08	%(b)	15%	$3
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$27.63	12.21%		1.09	%(b)(c)	1.09	%(b)(c)	1.27	%(b)	10%	$4,323
Year Ended December 31, 2012 (k)	$25.98	5.94%		0.92	%(b)	0.92	%(b)(d)	0.15	%(b)	15%	$3
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$27.19	12.18%		1.05	%(b)(c)	1.05	%(b)(c)	(0.22	)%(b)	10%	$441,839
Year Ended December 31, 2012	$25.57	17.15%		1.03	%(c)	1.03	%(c)(d)	0.40%		15%	$587,678
Year Ended December 31, 2011	$23.62	(16.37	)%(l)	0.97%		0.97	%(d)	(0.28)%		21%	$850,338
Year Ended December 31, 2010	$28.73	22.88%		0.97%		0.97	%(d)	(0.41)%		28%	$1,549,112
Year Ended December 31, 2009	$23.38	66.17%		0.99%		0.99	%(d)	(0.47)%		19%	$1,241,277
Year Ended December 31, 2008	$14.07	(49.18	)%(e)	0.95%		0.95	%(d)	(0.51)%		28%	$779,892

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Thermostat Fund

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income		Net realized gains	Total Distributions to Shareholders
Class A
Six Months Ended June 30, 2013 (Unaudited)	$14.29	0.12	0.46	0.58	(0.01)		—	(0.01)
Year Ended December 31, 2012	$12.82	0.32	1.39	1.71	(0.24)		—	(0.24)
Year Ended December 31, 2011	$12.58	0.28	0.30	0.58	(0.34)		—	(0.34)
Year Ended December 31, 2010	$10.90	0.19	1.67	1.86	(0.18)		—	(0.18)
Year Ended December 31, 2009	$8.26	0.11	2.53	2.64	(0.00	)(e)	—	(0.00	)(e)
Year Ended December 31, 2008	$12.31	0.22	(3.98)	(3.76)	(0.22)		(0.07)	(0.29)
Class B
Six Months Ended June 30, 2013 (Unaudited)	$14.39	0.08	0.47	0.55	(0.01)		—	(0.01)
Year Ended December 31, 2012	$12.91	0.20	1.45	1.65	(0.17)		—	(0.17)
Year Ended December 31, 2011	$12.64	0.15	0.38	0.53	(0.26)		—	(0.26)
Year Ended December 31, 2010	$10.93	0.13	1.67	1.80	(0.09)		—	(0.09)
Year Ended December 31, 2009	$8.32	0.06	2.55	2.61	—		—	—
Year Ended December 31, 2008	$12.38	0.16	(4.00)	(3.84)	(0.15)		(0.07)	(0.22)
Class C
Six Months Ended June 30, 2013 (Unaudited)	$14.39	0.07	0.46	0.53	(0.01)		—	(0.01)
Year Ended December 31, 2012	$12.91	0.22	1.39	1.61	(0.13)		—	(0.13)
Year Ended December 31, 2011	$12.62	0.18	0.31	0.49	(0.20)		—	(0.20)
Year Ended December 31, 2010	$10.91	0.10	1.68	1.78	(0.07)		—	(0.07)
Year Ended December 31, 2009	$8.33	0.03	2.55	2.58	—		—	—
Year Ended December 31, 2008	$12.37	0.13	(3.97)	(3.84)	(0.13)		(0.07)	(0.20)
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$14.19	0.17	0.42	0.59	(0.01)		—	(0.01)
Year Ended December 31, 2012 (f)	$14.08	0.09	0.28	0.37	(0.26)		—	(0.26)
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$14.19	0.18	0.42	0.60	(0.01)		—	(0.01)
Year Ended December 31, 2012 (g)	$14.08	0.09	0.27	0.36	(0.25)		—	(0.25)
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$14.18	0.15	0.46	0.61	(0.01)		—	(0.01)
Year Ended December 31, 2012 (h)	$14.08	0.09	0.27	0.36	(0.26)		—	(0.26)
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$14.13	0.14	0.45	0.59	(0.01)		—	(0.01)
Year Ended December 31, 2012	$12.67	0.34	1.39	1.73	(0.27)		—	(0.27)
Year Ended December 31, 2011	$12.44	0.31	0.29	0.60	(0.37)		—	(0.37)
Year Ended December 31, 2010	$10.80	0.21	1.66	1.87	(0.23)		—	(0.23)
Year Ended December 31, 2009	$8.19	0.13	2.51	2.64	(0.03)		—	(0.03)
Year Ended December 31, 2008	$12.26	0.24	(3.96)	(3.72)	(0.28)		(0.07)	(0.35)

(a)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

(e)  Rounds to zero.

(f)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(g)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(h)  Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return (a)	Total gross expenses (b)		Total net expenses (b)		Net investment income		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	$14.86	4.05%	0.51	%(c)	0.50	%(c)	1.70	%(c)	48%	$467,173
Year Ended December 31, 2012	$14.29	13.34%	0.58%		0.50	%(d)	2.28%		109%	$323,750
Year Ended December 31, 2011	$12.82	4.62%	0.67%		0.50	%(d)	2.17%		130%	$79,744
Year Ended December 31, 2010	$12.58	17.28%	0.72%		0.50	%(d)	1.64%		118%	$44,527
Year Ended December 31, 2009	$10.90	31.98%	0.78%		0.50	%(d)	1.17%		17%	$42,976
Year Ended December 31, 2008	$8.26	(30.67)%	0.68%		0.50	%(d)	1.99%		130%	$41,032
Class B
Six Months Ended June 30, 2013 (Unaudited)	$14.93	3.82%	1.14	%(c)	1.00	%(c)	1.12	%(c)	48%	$3,030
Year Ended December 31, 2012	$14.39	12.78%	1.16%		1.00	%(d)	1.47%		109%	$4,480
Year Ended December 31, 2011	$12.91	4.19%	1.23%		1.00	%(d)	1.18%		130%	$11,318
Year Ended December 31, 2010	$12.64	16.64%	1.28%		1.00	%(d)	1.10%		118%	$28,752
Year Ended December 31, 2009	$10.93	31.37%	1.32%		1.00	%(d)	0.64%		17%	$32,758
Year Ended December 31, 2008	$8.32	(31.10)%	1.20%		1.00	%(d)	1.45%		130%	$36,673
Class C
Six Months Ended June 30, 2013 (Unaudited)	$14.91	3.68%	1.26	%(c)	1.25	%(c)	0.96	%(c)	48%	$391,265
Year Ended December 31, 2012	$14.39	12.52%	1.32%		1.25	%(d)	1.56%		109%	$253,641
Year Ended December 31, 2011	$12.91	3.87%	1.43%		1.25	%(d)	1.40%		130%	$33,378
Year Ended December 31, 2010	$12.62	16.43%	1.49%		1.25	%(d)	0.88%		118%	$21,866
Year Ended December 31, 2009	$10.91	30.97%	1.55%		1.25	%(d)	0.39%		17%	$21,090
Year Ended December 31, 2008	$8.33	(31.20)%	1.45%		1.25	%(d)	1.23%		130%	$24,383
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$14.77	4.15%	0.25	%(c)	0.22	%(c)	2.35	%(c)	48%	$7,886
Year Ended December 31, 2012 (f)	$14.19	2.60%	0.42	%(c)	0.25	%(c)(d)	4.59	%(c)	109%	$15
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$14.78	4.22%	0.24	%(c)	0.23	%(c)	2.48	%(c)	48%	$331
Year Ended December 31, 2012 (g)	$14.19	2.58%	0.35	%(c)	0.27	%(c)(d)	4.60	%(c)	109%	$3
Class Y
Six Months Ended June 30, 2013 (Unaudited)	$14.78	4.30%	0.14	%(c)	0.14	%(c)	2.02	%(c)	48%	$3
Year Ended December 31, 2012 (h)	$14.18	2.55%	0.30	%(c)	0.22	%(c)(d)	4.63	%(c)	109%	$3
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$14.71	4.17%	0.25	%(c)	0.25	%(c)	1.95	%(c)	48%	$386,452
Year Ended December 31, 2012	$14.13	13.69%	0.30%		0.25	%(d)	2.48%		109%	$292,732
Year Ended December 31, 2011	$12.67	4.85%	0.34%		0.25	%(d)	2.43%		130%	$65,167
Year Ended December 31, 2010	$12.44	17.58%	0.37%		0.25	%(d)	1.87%		118%	$36,130
Year Ended December 31, 2009	$10.80	32.29%	0.39%		0.25	%(d)	1.48%		17%	$41,765
Year Ended December 31, 2008	$8.19	(30.53)%	0.33%		0.25	%(d)	2.23%		130%	$34,985

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn Emerging Markets Fund

		Income from Investment Operations				Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Total Distributions to Shareholders	Net Asset Value, End of Period
Class A
Six Months Ended June 30, 2013 (Unaudited)	$12.04	0.05		(0.10)	(0.05)	—	—	$11.99
Year Ended December 31, 2012	$9.26	0.08		2.78	2.86	(0.08)	(0.08)	$12.04
Year Ended December 31, 2011 (e)	$10.00	(0.00	)(f)	(0.74)	(0.74)	—	—	$9.26
Class C
Six Months Ended June 30, 2013 (Unaudited)	$12.01	0.01		(0.10)	(0.09)	—	—	$11.92
Year Ended December 31, 2012	$9.24	(0.02)		2.79	2.77	—	—	$12.01
Year Ended December 31, 2011 (h)	$10.00	(0.02)		(0.74)	(0.76)	—	—	$9.24
Class I
Six Months Ended June 30, 2013 (Unaudited)	$12.08	0.01		(0.05)	(0.04)	—	—	$12.04
Year Ended December 31, 2012	$9.29	0.11		2.80	2.91	(0.12)	(0.12)	$12.08
Year Ended December 31, 2011 (i)	$10.00	0.01		(0.72)	(0.71)	—	—	$9.29
Class R4
Six Months Ended June 30, 2013 (Unaudited)	$12.14	0.09		(0.12)	(0.03)	—	—	$12.11
Year Ended December 31, 2012 (j)	$11.44	(0.01)		0.81	0.80	(0.10)	(0.10)	$12.14
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$12.14	0.11		(0.15)	(0.04)	—	—	$12.10
Year Ended December 31, 2012 (k)	$11.44	(0.00	)(f)	0.81	0.81	(0.11)	(0.11)	$12.14
Class Y
Six Months Ended June 30, 2013 (Unaudited) (l)	$12.22	0.00	(f)	(0.22)	(0.22)	—	—	$12.00
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$12.07	0.09		(0.14)	(0.05)	—	—	$12.02
Year Ended December 31, 2012	$9.28	0.12		2.79	2.91	(0.12)	(0.12)	$12.07
Year Ended December 31, 2011 (m)	$10.00	0.01		(0.73)	(0.72)	—	—	$9.28

(a)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(b)  Annualized.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(e)  Class A shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(f)  Rounds to zero.

(g)  The benefits derived from custody fees paid indirectly had an impact of 0.02%.

(h)  Class C shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(i)  Class I shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(j)  Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(k)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(l)  Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.

(m)  Class Z shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

		Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Total Return (a)	Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	(0.42)%	2.20	%(b)(c)	1.82	%(b)(c)	0.90	%(b)	7%	$57,830
Year Ended December 31, 2012	30.86%	6.42	%(c)	1.77	%(c)(d)	0.77%		30%	$3,103
Year Ended December 31, 2011 (e)	(7.40)%	20.13	%(b)	1.85	%(b)(g)	(0.01	)%(b)	9%	$332
Class C
Six Months Ended June 30, 2013 (Unaudited)	(0.75)%	2.96	%(b)(c)	2.59	%(b)(c)	0.16	%(b)	7%	$11,841
Year Ended December 31, 2012	29.98%	7.18	%(c)	2.56	%(c)(d)	(0.15)%		30%	$615
Year Ended December 31, 2011 (h)	(7.60)%	25.06	%(b)	2.60	%(b)(g)	(0.68	)%(b)	9%	$127
Class I
Six Months Ended June 30, 2013 (Unaudited)	(0.33)%	2.16	%(b)(c)	1.45	%(b)(c)	0.23	%(b)	7%	$6
Year Ended December 31, 2012	31.39%	6.18	%(c)	1.41	%(c)(d)	1.05%		30%	$6
Year Ended December 31, 2011 (i)	(7.10)%	19.31	%(b)	1.41	%(b)(g)	0.17	%(b)	9%	$5
Class R4
Six Months Ended June 30, 2013 (Unaudited)	(0.25)%	1.74	%(b)(c)	1.54	%(b)(c)	1.57	%(b)	7%	$5,561
Year Ended December 31, 2012 (j)	7.04%	5.86	%(b)(c)	1.54	%(b)(c)(d)	(0.31	)%(b)	30%	$16
Class R5
Six Months Ended June 30, 2013 (Unaudited)	(0.33)%	1.66	%(b)(c)	1.56	%(b)(c)	1.83	%(b)	7%	$6,731
Year Ended December 31, 2012 (k)	7.11%	5.81	%(b)(c)	1.46	%(b)(c)(d)	(0.22	)%(b)	30%	$3
Class Y
Six Months Ended June 30, 2013 (Unaudited) (l)	(1.80)%	1.94	%(b)(c)	1.54	%(b)(c)	0.01	%(b)	7%	$2
Class Z
Six Months Ended June 30, 2013 (Unaudited)	(0.41)%	1.95	%(b)(c)	1.55	%(b)(c)	1.47	%(b)	7%	$95,507
Year Ended December 31, 2012	31.35%	6.15	%(c)	1.46	%(c)(d)	1.07%		30%	$6,846
Year Ended December 31, 2011 (m)	(7.20)%	19.52	%(b)	1.46	%(b)(g)	0.15	%(b)	9%	$2,765

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Financial Highlights, continued

Columbia Acorn European Fund

		Income from Investment Operations			Less Distributions to Shareholders
(Selected data for a share outstanding throughout each period)	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains		Total Distributions to Shareholders
Class A
Six Months Ended June 30, 2013 (Unaudited)	$11.76	0.16	0.71	0.87	—	—		—
Year Ended December 31, 2012	$9.43	0.03	2.37	2.40	(0.07)	(0.00	)(d)	(0.07)
Year Ended December 31, 2011 (f)	$10.00	(0.03)	(0.46)	(0.49)	(0.06)	(0.02)		(0.08)
Class C
Six Months Ended June 30, 2013 (Unaudited)	$11.73	0.06	0.76	0.82	—	—		—
Year Ended December 31, 2012	$9.44	(0.15)	2.46	2.31	(0.02)	(0.00	)(d)	(0.02)
Year Ended December 31, 2011 (h)	$10.00	(0.06)	(0.45)	(0.51)	(0.03)	(0.02)		(0.05)
Class I
Six Months Ended June 30, 2013 (Unaudited)	$11.75	0.13	0.76	0.89	—	—		—
Year Ended December 31, 2012	$9.43	0.10	2.32	2.42	(0.10)	(0.00	)(d)	(0.10)
Year Ended December 31, 2011 (i)	$10.00	(0.02)	(0.46)	(0.48)	(0.07)	(0.02)		(0.09)
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$11.86	0.19	0.70	0.89	—	—		—
Year Ended December 31, 2012 (j)	$11.19	(0.02)	0.77	0.75	(0.08)	—		(0.08)
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$11.76	0.13	0.75	0.88	—	—		—
Year Ended December 31, 2012	$9.44	0.08	2.34	2.42	(0.10)	(0.00	)(d)	(0.10)
Year Ended December 31, 2011 (k)	$10.00	(0.02)	(0.46)	(0.48)	(0.06)	(0.02)		(0.08)

(a)  Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.

(b)  Annualized.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Rounds to zero.

(e)  The benefits derived from custody fees paid indirectly had an impact of 0.01%.

(f)  Class A shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(g)  The benefits derived from custody fees paid indirectly had an impact of 0.02%.

(h)  Class C shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(i)  Class I shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

(j)  Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.

(k)  Class Z shares commenced operations on August 19, 2011. Per share data and total return reflect activity from that date.

See accompanying notes to financial statements.

			Ratio to Average Net Assets						Supplemental Data
(Selected data for a share outstanding throughout each period)	Net Asset Value, End of Period	Total Return (a)	Total gross expenses		Total net expenses		Net investment income (loss)		Portfolio turnover rate	Net assets, end of period (000s)
Class A
Six Months Ended June 30, 2013 (Unaudited)	$12.63	7.40%	5.26	%(b)(c)	1.71	%(b)(c)	2.67	%(b)	22%	$4,036
Year Ended December 31, 2012	$11.76	25.46%	12.35	%(c)	1.61	%(c)(e)	0.23%		37%	$453
Year Ended December 31, 2011 (f)	$9.43	(4.97)%	33.59	%(b)	1.75	%(b)(g)	(0.84	)%(b)	17%	$154
Class C
Six Months Ended June 30, 2013 (Unaudited)	$12.55	6.99%	6.59	%(b)(c)	2.50	%(b)(c)	0.93	%(b)	22%	$101
Year Ended December 31, 2012	$11.73	24.46%	12.83	%(c)	2.32	%(c)(e)	(1.33)%		37%	$89
Year Ended December 31, 2011 (h)	$9.44	(5.14)%	35.79	%(b)	2.50	%(b)(g)	(1.66	)%(b)	17%	$5
Class I
Six Months Ended June 30, 2013 (Unaudited)	$12.64	7.57%	5.35	%(b)(c)	1.36	%(b)(c)	2.07	%(b)	22%	$6
Year Ended December 31, 2012	$11.75	25.71%	12.05	%(c)	1.31	%(c)(e)	0.94%		37%	$6
Year Ended December 31, 2011 (i)	$9.43	(4.81)%	30.00	%(b)	1.31	%(b)(g)	(0.47	)%(b)	17%	$5
Class R5
Six Months Ended June 30, 2013 (Unaudited)	$12.75	7.50%	6.77	%(b)(c)	1.47	%(b)(c)	4.65	%(b)	22%	$630
Year Ended December 31, 2012 (j)	$11.86	6.70%	14.07	%(b)(c)	1.36	%(b)(c)(e)	(1.07	)%(b)	37%	$3
Class Z
Six Months Ended June 30, 2013 (Unaudited)	$12.64	7.48%	5.37	%(b)(c)	1.40	%(b)(c)	2.06	%(b)	22%	$3,230
Year Ended December 31, 2012	$11.76	25.66%	12.07	%(c)	1.33	%(c)(e)	0.76%		37%	$2,727
Year Ended December 31, 2011 (k)	$9.44	(4.78)%	30.26	%(b)	1.37	%(b)(g)	(0.52	)%(b)	17%	$1,516

See accompanying notes to financial statements.

Columbia Acorn Family of Funds

Notes to Financial Statements

1.  Nature of Operations

Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund (the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.

Columbia Thermostat Fund pursues its investment objective by investing in shares of other mutual funds. As a "fund of funds" under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated stock and bond mutual funds (underlying portfolio funds) according to the current level of the Standard & Poor's (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.

Each Fund may issue an unlimited number of shares. Columbia Acorn Fund, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select each currently offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class Y and Class Z shares. Columbia Acorn International currently offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Thermostat Fund currently offers Class A, Class B, Class C, Class R4, Class R5, Class Y and Class Z shares. Columbia Acorn Emerging Markets Fund currently offers Class A, Class C, Class I, Class R4, Class R5, Class Y and Class Z shares. Columbia Acorn European Fund currently offers Class A, Class C, Class I, Class R5 and Class Z shares. Effective February 29, 2008, the Funds generally no longer accept investments by new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class A shares are sold with a front-end sales charge. Class A shares bought without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are redeemed within 12 months of purchase, and a 0.50% CDSC if the shares are redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Class B shares are subject to CDSC if redeemed within six years of purchase. Class B shares will convert to Class A shares automatically eight years after purchase.

Class C shares are offered at net asset value but are subject to a CDSC on redemptions made within one year after purchase.

Class I, Class R, Class R4, Class R5 and Class Y shares are offered at net asset value. There are certain restrictions on who may purchase these share classes. Class Y shares commenced operations on June 13, 2013 for Columbia Acorn Emerging Markets Fund.

Class Z shares are offered at net asset value. There are certain restrictions on who may purchase Class Z shares. Generally, Class Z shares of a Fund may be exchanged for shares of another fund distributed by Columbia Management Investment Distributors, Inc. (CMID) at no additional charge.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds' share classes have equal rights with respect to voting, subject to Fund or class specific matters.

2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

>Security valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees (the Board). With respect to Columbia Thermostat Fund, investments in portfolio funds are valued at their net asset values as reported by the portfolio funds. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual funds and exchange traded funds are valued at their closing net asset value as reported to the applicable exchange.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board. The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security. A security for which there is no reported sale on the valuation date is valued at the mean of the latest bid and ask quotations.

>Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

>Restricted securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securi-

ties. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board.

>Derivative Instruments

Columbia Acorn International Select invests in forward foreign currency exchange contracts, on a very limited basis, as detailed below, to hedge the currency exposure associated with some of the Fund's securities. Forward foreign currency exchange contracts are derivative instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, in this case, currencies. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract and the potential for market movements, which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.

For financial reporting purposes, Columbia Acorn International Select does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

>Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. Columbia Acorn International Select utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some of the Fund's securities. The Fund's use of forward foreign currency exchange contracts was not material to the net assets of the Fund.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statements of Assets and Liabilities.

Columbia Acorn Family of Funds

Notes to Financial Statements, continued

>Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the gross and net amount of assets and liabilities of Columbia Acorn International Select available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2013:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount(b)
Forward foreign currency exchange contracts	$52,114	$—	$52,114	$—	$—	$—	$52,114

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

>Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn International Select including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedule following the Statement of Investments presents additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments of Columbia Acorn International Select at June 30, 2013:

	Liability Derivatives
Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	$(52,114)

The following table indicates the effect of derivative instruments in the Statements of Operations of Columbia Acorn International Select for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on
Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange risk	$1,340,145

Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange risk	$359,639
The following table is a summary of the volume of derivative instruments of Columbia Acorn International Select for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	8

>Security transactions and investment income

Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.

Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.

The Funds estimate the tax character of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the applicable securities are no longer owned, any distributions received in excess of income are recorded as realized gains.

>Fund share valuation

Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The Rule 12b-1 distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.

>Securities lending

Each Fund, except Columbia Thermostat Fund, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain the benefits of owning the securities, including receipt of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, and the income earned is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral.

The net securities lending income earned as of June 30, 2013 by each Fund is included in the Statements of Operations.

The following table presents the Funds' gross and net amount of assets available for offset under a securities lending agreement as well as the related collateral received by the Fund as of June 30, 2013:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Securities Collateral Received	Net Amount(b)
Securities loaned
Columbia Acorn Fund	$447,311,479	$—	$447,311,479	$—	$447,311,479	$—	$—
Columbia Acorn International	122,061,343	—	122,061,343	—	122,061,343	—	—
Columbia Acorn USA	63,089,988	—	63,089,988	—	63,089,988	—	—
Columbia Acorn International Select	4,098,939	—	4,098,939	—	4,098,939	—	—
Columbia Acorn Select	25,615,118	—	25,615,118	—	25,615,118	—	—
Columbia Acorn Emerging Markets Fund	1,581,515	—	1,581,515	—	1,581,515	—	—
Columbia Acorn European Fund	123,314	—	123,314	—	123,314	—	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

>Federal income taxes

It is each Fund's policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat Fund distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

>Foreign capital gains taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statements of Assets and Liabilities.

Columbia Acorn Family of Funds

Notes to Financial Statements, continued

>Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date.

>Indemnification

In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.  Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforward, determined as of December 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2015	2016	2017	2018	Unlimited Short-Term	Total
Columbia Acorn International	$11,884,052	$62,714,662	$102,948,489	$—	$—	$177,547,203
Columbia Thermostat Fund	—	—	5,983,674	2,954,489	—	8,938,163
Columbia Acorn Emerging Markets Fund	—	—	—	—	86,920	86,920

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds have elected to treat the following late-year ordinary losses and post-October capital losses at December 31, 2012, as arising on January 1, 2013:

Fund	Late-Year Ordinary Losses	Post-October Capital Losses
Columbia Acorn Fund	$—	$8,243,176
Columbia Acorn International	—	422,226
Columbia Acorn International Select	3,455,583	—
Columbia Acorn Emerging Markets Fund	—	19,116
Columbia Acorn European Fund	—	1,940

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

4.  Transactions with Affiliates

Columbia Wanger Asset Management, LLC (CWAM) is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds' business affairs.

CWAM receives a monthly advisory fee based on each Fund's average daily net assets at the following annual rates:

Columbia Acorn Fund

Average Daily Net Assets	Annual Fee Rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn USA

Average Daily Net Assets	Annual Fee Rate
Up to $200 million	0.94%
$200 million to $500 million	0.89%
$500 million to $2 billion	0.84%
$2 billion to $3 billion	0.80%
$3 billion and over	0.70%

Columbia Acorn International Select

Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.94%
$500 million and over	0.90%

Columbia Acorn Select

Average Daily Net Assets	Annual Fee Rate
Up to $700 million	0.85%
$700 million to $2 billion	0.80%
$2 billion to $3 billion	0.75%
$3 billion and over	0.70%

Columbia Thermostat Fund

Annual Fee Rate
All Average Daily Net Assets	0.10%

Columbia Acorn Emerging Markets Fund

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.25%
$100 million to $500 million	1.00%
$500 million and over	0.80%

Columbia Acorn European Fund

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

For the six months ended June 30, 2013, the annualized effective investment advisory fee rates were as follows:

Fund
Columbia Acorn Fund	0.64%
Columbia Acorn International	0.76%
Columbia Acorn USA	0.86%
Columbia Acorn International Select	0.94%
Columbia Acorn Select	0.84%
Columbia Thermostat Fund	0.10%
Columbia Acorn Emerging Markets Fund	1.20%
Columbia Acorn European Fund	1.19%

>Expense limit

Effective May 1, 2013, CWAM has voluntarily agreed to reimburse expenses so that the Funds' ordinary operating expenses (exclusive of transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund's investments in other investment companies, if any), after giving effect to any balance credits or overdraft charges from the Funds' custodian, do not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn International Select	1.70%	2.20%	2.45%	1.31%	1.45%	1.36%	1.31%	1.45%
Columbia Acorn Select	1.60%	2.10%	2.35%	1.23%	1.35%	1.28%	1.23%	1.35%

This arrangement may be modified or terminated by either the Funds or CWAM on 30 days notice.

Through April 30, 2013, CWAM voluntarily agreed to reimburse expenses so that the Funds' ordinary operating expenses (exclusive of taxes, brokerage commissions, interest and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Funds' custodian, do not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn International Select	1.70%	2.20%	2.45%	1.28%	1.45%	1.33%	1.28%	1.45%
Columbia Acorn Select	1.60%	2.10%	2.35%	1.25%	1.35%	1.30%	1.25%	1.35%

Effective May 1, 2013, CWAM has contractually agreed to waive fees and/or reimburse expenses through April 30, 2014, so that the Funds' ordinary operating expenses (exclusive of transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund's investments in other investment companies, if any), do not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Thermostat Fund	0.50%	1.00%	1.25%	—%	0.25%	0.23%	0.18%	0.25%
Columbia Acorn Emerging Markets Fund	1.85%	—%	2.60%	1.54%	1.60%	1.59%	1.54%*	1.60%
Columbia Acorn European Fund	1.75%	—%	2.50%	1.46%	—%	1.51%	—%	1.50%

* Effective June 13, 2013 (the commencement of operations of Columbia Acorn Emerging Markets Fund Class Y shares) through April 30, 2014.

Columbia Acorn Family of Funds

Notes to Financial Statements, continued

There is no guarantee that these agreements will continue thereafter.

Through April 30, 2013, CWAM contractually agreed to waive fees and/or reimburse expenses so that the Funds' ordinary operating expenses (exclusive of interest and fees on borrowings and expenses associated with each Fund's investment in other investment companies if any), do not exceed annually the average daily net assets of each class as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Thermostat Fund	0.50%	1.00%	1.25%	—%	0.25%	0.27%	0.22%	0.25%
Columbia Acorn Emerging Markets Fund	1.85%	—%	2.60%	1.41%	1.60%	1.46%	—%	1.60%
Columbia Acorn European Fund	1.75%	—%	2.50%	1.31%	—%	1.36%	—%	1.50%

CWAM and its affiliates have contractually agreed to waive a portion of total annual Fund operating expenses incurred by Class A shares, Class B shares and Class C shares of Columbia Acorn International such that the Fund's total annual Fund operating expenses will be reduced by 0.04%, 0.03% and 0.02% for Class A, Class B and Class C shares of the Fund, respectively, through August 14, 2013. There is no guarantee that this agreement will continue thereafter.

Expenses reimbursed by CWAM and its affiliates for the six months ended June 30, 2013, were as follows:

Fund	Expenses Reimbursed
Columbia Acorn International	$230,240
Columbia Acorn International Select	13
Columbia Acorn Select	356
Columbia Thermostat Fund	42,868
Columbia Acorn Emerging Markets Fund	107,090
Columbia Acorn European Fund	91,001

CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:

Columbia Acorn Trust

Aggregate Average Daily Net Assets of the Trust:	Annual Fee Rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%

For the six months ended June 30, 2013, the annualized effective administration fee rate was 0.04% of each Fund's average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.

CMID, a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds.

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended June 30, 2013 are as follows:

	Underwriting Discounts	CDSCs
	Class A	Class A	Class B	Class C
Columbia Acorn Fund	$1,080,258	$2,201	$1,605	$16,728
Columbia Acorn International	258,505	161	2,795	3,618
Columbia Acorn USA	46,575	—	30	(142)
Columbia Acorn International Select	26,429	—	196	865
Columbia Acorn Select	37,589	44	121	477
Columbia Thermostat Fund	2,907,718	7,200	262	34,623
Columbia Acorn Emerging Markets Fund	232,713	—	—	3
Columbia Acorn European Fund	4,749	—	—	—

Each Fund has adopted a Rule 12b-1 (distribution and service) plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares and a monthly distribution fee equal to 0.50%, 0.75% and 0.50%, annually, of the average daily net assets attributable to Class B, Class C and Class R shares, respectively. CMID receives no compensation with respect to Class R4, Class R5, Class Y and Class Z shares.

Columbia Management Investment Services Corp. (CMIS), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Funds. CMIS receives monthly account-based service fees based on the number of open Fund accounts. Effective May 1, 2013, each Fund pays CMIS a monthly fee at the annual rate of $20.00 per open account. Prior to May 1, 2013, the annual rate was $18.50 per open account. Subject to certain limitations, the Fund reimburses payments made by CMIS to financial intermediaries for the shareholder services that the intermediaries provide, in amounts that vary by share class and with the type of intermediary and type of shareholder services provided.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Effective November 8, 2012, Class Y shares are not liable to pay transfer agent fees for at least twelve months.

For the six months ended June 30, 2013, the Funds' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A	Class B	Class C	Class R	Class R4	Class R5	Class Z
Columbia Acorn Fund	0.11%	0.26%	0.08%	—%	0.06%	0.01%	0.08%
Columbia Acorn International	0.16%	0.38%	0.15%	0.20%	0.05%	0.03%	0.06%
Columbia Acorn USA	0.12%	0.42%	0.07%	—%	0.05%	0.04%	0.12%
Columbia Acorn International Select	0.11%	0.28%	0.15%	—%	0.11%	0.05%	0.09%
Columbia Acorn Select	0.12%	0.31%	0.12%	—%	0.12%	0.02%	0.10%
Columbia Thermostat Fund	0.07%	0.21%	0.08%	—%	0.06%	0.05%	0.06%
Columbia Acorn Emerging Markets Fund	0.14%	—%	0.16%	—%	0.09%	0.05%	0.20%
Columbia Acorn European Fund	0.07%	—%	0.32%	—%	—%	0.05%	0.04%

Columbia Acorn International and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent to certain associated investment companies, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2013, Columbia Acorn International's total potential future obligation over the life of the Guaranty is $113,984. The liability remaining at June 30, 2013 for non-recurring charges associated with the lease amounted to $63,739 and is included within payable for other liabilities in the Statements of Assets and Liabilities.

Certain officers and trustees of the Trust are also officers of CWAM. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM.

The Board has appointed a Chief Compliance Officer of the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. These expenses are disclosed separately as "Chief compliance officer expenses" in the Statements of Operations.

The Trust offers a deferred compensation plan for its independent trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of the Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable in accordance with the plan.

An affiliated person of a Fund may include any company in which a Fund owns five percent or more of its outstanding voting shares during the year. On June 30, 2013, Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn Select and Columbia Thermostat Fund each held five percent or more of the outstanding voting securities of one or more companies or a company which is under common ownership or control with the Fund. Details of investments in those affiliated companies are presented on pages 38, 39, 52, 73 and 76, respectively.

For the six months ended June 30, 2013, the Funds engaged in purchase and sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

	Purchases	Sales
Columbia Acorn Fund	$11,567,570	$—
Columbia Acorn International	—	1,267,105
Columbia Acorn USA	—	846,750
Columbia Acorn Select	1,112,321	10,497,193

Columbia Acorn Family of Funds

Notes to Financial Statements, continued

5.  Borrowing Arrangements

During the six months ended June 30, 2013, the Trust participated in a credit facility with JPMorgan Chase Bank, N.A., along with Wanger Advisors Trust, another trust managed by CWAM, in the amount of $150 million prior to January 11, 2013, and in the amount of $200 million thereafter. The credit facility was entered into to facilitate portfolio liquidity. Under the facility, interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 1.00%. In addition, a commitment fee of 0.08% per annum of the unutilized line of credit is accrued and apportioned among the participating funds based on their relative net assets. The commitment fee is disclosed as a part of "Other expenses" in the Statements of Operations. The Trust renewed its line of credit in July in the amount of $150 million, and will continue to do so each year at then current market rates and terms.

Other than as noted below, no Fund had borrowings during the six months ended June 30, 2013:

Fund Name	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Columbia Acorn Select	$11,400,000	1.18%

6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2013, were:

	Purchases	Proceeds from Sales
Columbia Acorn Fund	$1,561,616,555	$2,220,008,548
Columbia Acorn International	1,919,632,378	1,639,948,304
Columbia Acorn USA	133,153,095	351,689,508
Columbia Acorn International Select	159,496,921	206,755,024
Columbia Acorn Select	89,777,649	288,982,192
Columbia Thermostat Fund	862,551,828	516,526,151
Columbia Acorn Emerging Markets Fund	165,470,628	3,792,326
Columbia Acorn European Fund	4,709,683	1,030,496

7.  Regulatory Settlements with Third Parties

During the year ended December 31, 2012, Columbia Acorn International received a payment of $107,802 resulting from regulatory settlements with third parties in which the Fund had participated. The payment has been included in "Increase from regulatory settlements" in the Statements of Changes in Net Assets.

8.  Shareholder Concentration

At June 30, 2013, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

	Number of unaffiliated accounts	Percentage of shares outstanding held – unaffiliated	Percentage of shares outstanding held – affiliated
Columbia Acorn Fund	1	13.6%	3.5%
Columbia Acorn International	3	35.7%	4.5%
Columbia Acorn USA	3	43.4%	—%
Columbia Acorn International Select	1	30.4%	—%
Columbia Acorn Select	2	30.2%	12.9%
Columbia Thermostat Fund	2	33.5%	18.8%
Columbia Acorn Emerging Markets Fund	3	56.0%	15.7%
Columbia Acorn European Fund	1	39.5%	37.6%

9.  Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

10.  Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Approval of the Advisory Agreement

Columbia Acorn Trust (the "Trust") has an investment advisory agreement (the "Advisory Agreement") with Columbia Wanger Asset Management, LLC ("Columbia WAM") under which Columbia WAM manages the Columbia Acorn Funds (each, a "Fund," and together, the "Funds"). More than 75% of the trustees of the Trust (the "Trustees") are persons who have no direct or indirect interest in the Advisory Agreement and are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"). The Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.

The Contract Committee (the "Committee") of the Board of Trustees (the "Board"), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with Columbia WAM's portfolio managers (the Board's Investment Performance Analysis Committee meets frequently with them as well), and receives monthly reports from Columbia WAM on the performance of the Funds.

In connection with their most recent consideration of the Advisory Agreement for each Fund, the Committee and all Trustees received and reviewed a substantial amount of information provided by Columbia WAM, Columbia Management Investment Advisers, LLC ("Columbia Management") and Ameriprise Financial, Inc. ("Ameriprise") in response to written requests from the Independent Trustees and their independent legal counsel. In addition, the Trustees reviewed the Management Fee Evaluation dated June 2013 (the "Fee Evaluation") prepared by the Trust's chief compliance officer, senior vice president and general counsel, at the request of the Board. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from Columbia WAM, Columbia Management and Ameriprise.

During each meeting at which the Committee or the Independent Trustees considered the Advisory Agreement, they met in executive session with their independent legal counsel. The Committee also met with representatives of Columbia WAM, Columbia Management and Ameriprise on several occasions. In all, the Committee convened formally on four separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Committee's status reports, receive presentations from Columbia WAM, Columbia Management and Ameriprise representatives, and to discuss outstanding issues. In addition, the Investment Performance Analysis Committee of the Board, also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in a joint meeting with the Committee, and presented its findings to the Board and the Committee throughout the year. The Compliance Committee of the Board also provided information to the Committee with respect to relevant matters.

The materials reviewed by the Committee and the Trustees included, among other items, (i) information on the investment performance of each Fund and of independently selected peer groups of funds and of the Funds' performance benchmarks over various time periods, (ii) information on each Fund's advisory fees and other expenses, including information comparing the Fund's fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints, (iii) data on sales and redemptions of Fund shares, and (iv) information on the profitability to Columbia WAM and Ameriprise, as well as potential "fall-out" or ancillary benefits that Columbia WAM and its affiliates may receive as a result of their relationships with the Funds. The Trustees also considered other information such as (i) Columbia WAM's financial condition, (ii) each Fund's investment objective and strategy, (iii) the size, education and experience of Columbia WAM's investment staff and its use of technology, external research and trading cost measurement tools, (iv) the portfolio manager compensation framework, (v) the allocation of the Funds' brokerage, and the use of "soft" commission dollars to pay for research products and services, (vi) Columbia WAM's risk management program, (vii) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) capacity restraints as a result of increasing size of certain of the Funds.

At a meeting held on June 5, 2013, upon the recommendation of the Committee, the Board unanimously approved the continuation of the Advisory Agreement.

In considering the continuation of the Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the Advisory Agreement are discussed below.

Nature, quality and extent of services. The Trustees reviewed the nature, quality and extent of the services provided by Columbia WAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund and knowledge gained from meetings with management, which were held on at least a quarterly basis. In addition, the Trustees reviewed the available resources and key personnel of Columbia WAM and its affiliates, especially those providing investment management services to the Funds. The Trustees also considered other services provided to the Funds by Columbia WAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds' investment restrictions; producing shareholder reports; providing support services for the Board and committees of the Board; managing the Funds' securities lending program; communicating with shareholders; serving as the Funds' administrator; and overseeing the activities of the Funds' other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations.

The Trustees concluded that the nature, quality and extent of the services provided by Columbia WAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by Columbia WAM. They also concluded that Columbia WAM currently had sufficient personnel, with appropriate education and experience, to serve the Funds effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. In addition, they considered the quality of Columbia WAM's compliance record.

Performance of the Funds. The Trustees received and considered detailed performance information at various meetings of the Board, the Committee and the Investment Performance Analysis Committee of the Board throughout the year. They reviewed information comparing each Fund's performance with that of its benchmark(s) and with the performance of comparable funds and peer groups as identified by Lipper Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"). The Trustees evaluated the performance of the Funds over various time periods, including over the one-, three- and five-year periods ending December 31, 2012 as well as longer periods in some cases. The Trustees also considered peer performance rankings for similar time periods although they generally focused more on the five-year period, or the since inception periods in the case of the two newer Funds, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund.

The Trustees noted that Columbia Acorn International had delivered excellent results over the past five years, and had done so while exposing investors to less risk than competing funds, according to Morningstar, but had performed less well against its peers in the one- and three-year periods, although benchmark performance was satisfactory for the same periods. The Trustees noted that the decline in performance was being monitored closely by the Board and the Investment Performance Analysis Committee.

The Trustees considered that Columbia Acorn International Select's performance was at or just above the median in the Lipper and Morningstar rankings, respectively, for the five-year period. The Fund outperformed its benchmark in the one- and three-year periods and performed well against its Morningstar peers but not against its Lipper peers during those periods.

The Trustees reviewed the performance for Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund and determined that these Funds had delivered excellent returns for the one-year period versus their respective Morningstar and Lipper peers. They also believed that Columbia Acorn Emerging Markets Fund's performance versus its benchmark was excellent, while Columbia Acorn European Fund's performance lagged its benchmark.

The Trustees considered that the domestic Funds have had mixed results. Columbia Acorn Fund outperformed its peers over the five-year period, ending December 31, 2012, but the Fund underperformed its benchmark during the same period. Columbia Acorn Fund also generally performed

Board Approval of the Advisory Agreement,
continued

well versus its peer groups and was even with its benchmark for the one-year period, but underperformed its peers and benchmark in the three-year period. The Trustees considered, however, that Lipper ranked Columbia Acorn Fund as the best-performing fund over the past ten years, with Morningstar rating it second over ten years. The Trustees also noted that the Fund exposed investors to less risk in declining markets according to Morningstar.

The Trustees considered that Columbia Acorn Select underperformed its peers and benchmark over the three- and five-year periods ending December 31, 2012 and exposed investors to more risk versus its peers. The Trustees considered, however, that Columbia Acorn Select had performed better over the one-year period against both its peers and benchmark, and that Columbia WAM had instituted a performance remediation plan during the year to correct underperformance. In addition, the Trustees noted that there had been a portfolio manager change during the past quarter. The Trustees believed that Columbia WAM was devoting appropriate resources to addressing Columbia Acorn Select's underperformance.

The Trustees considered that Columbia Acorn USA's returns were more mixed versus its peer group over the five-year period ending December 31, 2012, with Morningstar ranking the Fund above the median and Lipper ranking it below the median. The Trustees also took into account that the Fund outperformed its benchmark for the same period. The Trustees noted that Columbia Acorn USA had outperformed its peers and benchmark for the one- year period, demonstrating a positive trend of improvement for the Fund. They also considered that Columbia Acorn USA exposed shareholders to more risk than its peers.

Columbia Thermostat Fund outperformed its stated benchmark, a 50/50 blend of the Fund's primary equity and debt benchmarks, over the one-, three- and five-year periods ending December 31, 2012, and enjoyed strong rankings from Morningstar and Lipper versus its peer groups over the period. The Trustees noted that Morningstar ranked this Fund the best of 21 peers, while Lipper ranked it in the first quartile.

The Trustees concluded that Columbia WAM had taken and continued to take a number of corrective steps to improve performance of the underperforming Funds, that Columbia WAM had reported that these steps were being successfully implemented, and that the Investment

Performance Analysis Committee of the Board was monitoring the underperforming Funds' performance closely. In addition the Trustees considered that the Chief Investment Officer (the "CIO") of Columbia WAM had reported to them at numerous committee and Board meetings on the corrective steps being taken to improve performance, and committee representatives met separately with the CIO on multiple occasions to discuss the underperforming Funds.

Costs of Services and Profits Realized by Columbia WAM. At various Committee and Board meetings, the Trustees examined detailed information on the fees and expenses of each Fund in comparison to information for comparable funds provided by Lipper and Morningstar. The Trustees reviewed data from Lipper and Morningstar and noted that in general the Funds' total net operating expenses were competitive with peers for Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn International Select and Columbia Thermostat Fund and that the remainder of the Funds had total net expenses that were less competitive with their peer groups, although it was noted that the two newer Funds, Columbia Acorn European Fund and Columbia Acorn Emerging Markets Fund, had not yet reached scale in terms of assets.

The Trustees also took into account that: the actual advisory fees paid by Columbia Acorn International and Columbia Acorn International Select were lower than both their Morningstar and Lipper peer groups; the actual advisory fees paid by Columbia Acorn Select and Columbia Thermostat Fund were higher than the median advisory fee of the Funds' Lipper and Morningstar peer groups; the actual advisory fees paid by Columbia Acorn USA, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund were higher than the median advisory fees paid by the Funds' Morningstar peer groups but not their Lipper peer groups; and the actual advisory fee paid by Columbia Acorn Fund was at the median of the Fund's Lipper peer group, but below the Morningstar peer groups.

The Trustees also reviewed the advisory fee rates charged by Columbia WAM for managing other investment companies, sub-advised funds and other institutional separate accounts, as detailed in materials provided to the Committee by Columbia WAM and in the Fee Evaluation. The Trustees noted that the Funds' advisory fees were generally comparable to the Columbia Wanger Funds' advisory fees at the same asset levels. The Trustees also examined

Columbia WAM's institutional separate account fees for various investment strategies and determined that many of the institutional account advisory fees tended to be lower than the Funds with parallel investment strategies. The Trustees noted that Columbia WAM performs significant additional services for the Funds that it does not provide to sub-advised funds or non-mutual fund clients, including administrative services, oversight of the Funds' other service providers, Trustee support, regulatory compliance and numerous other services, and that, in servicing the Funds, Columbia WAM assumes many legal and business risks that it does not assume in servicing many of its non-fund clients.

The Trustees concluded that the rates of advisory fees payable to Columbia WAM were reasonable in relation to the nature and quality of the services to be provided. The Trustees also concluded that the Funds' overall expense ratios were reasonable, considering the quality of the services provided by Columbia WAM and its affiliates and the investment performance of the Funds, taking into account Columbia WAM's continuing steps to improve performance of the underperforming domestic Funds.

The Trustees reviewed the analysis of the historic profitability of Columbia WAM in serving as each Fund's investment manager and of Columbia WAM and its affiliates in their relationships with each Fund. The Committee and Trustees met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Trustees also considered the methodology used by Columbia WAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Trustees were also provided with profitability information from Lipper, which compared Columbia WAM's profitability to other similar investment managers in the mutual fund industry. The Trustees concluded that Columbia WAM's and its affiliates' profits were within a reasonable range of those of competitors with similar business models. The Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors.

Economies of Scale. At various Committee and Board meetings and other informal meetings, the Trustees considered information about the extent to which Columbia WAM realizes economies of scale in connection with an increase in Fund assets. The Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. The Trustees concluded that the fee structure of each Fund was reflective of a sharing of economies of scale between Columbia WAM and the Funds.

Other Benefits to Columbia WAM. The Trustees also reviewed benefits that accrue to Columbia WAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise and as outlined in the Fee Evaluation. They noted that the Funds' transfer agency services are performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which receives compensation from the Funds for its services provided. They considered that an affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. ("CMID"), serves as the Funds' distributor under a distribution agreement, and that it receives fees under the Columbia Acorn Trust's Rule 12b-1 Plan, most of which CMID pays to broker-dealers, but no fees for its services to the Columbia Wanger Funds. In addition, Columbia Management provides sub-administration services to the Funds. The Committee received information regarding the profitability of each Fund agreement with Columbia WAM affiliates. The Committee and the Board also reviewed information about and discussed the capabilities of each affiliated entity in performing its duties.

The Trustees considered other ways that the Funds and Columbia WAM may potentially benefit from their relationship with each other. For example, the Trustees considered Columbia WAM's use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of Columbia WAM. The Committee reviewed Columbia WAM's annual "soft dollar" report and met with representatives from Columbia WAM to review Columbia WAM's soft dollar spending. The Committee also considered that the

Board Approval of the Advisory Agreement,
continued

Compliance Committee of the Board regularly reviewed third-party prepared reports that evaluated the quality of Columbia WAM's execution of the Funds' portfolio transactions. The Trustees noted that these reports showed that Columbia WAM's execution capabilities were generally better than industry peers. The Trustees determined that Columbia WAM's use of the Funds' "soft" commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that Columbia WAM benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from Columbia WAM's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Columbia WAM. Finally, the Trustees considered that Columbia WAM's affiliates benefit from management fees received from Columbia Thermostat Fund's investment in other Columbia mutual funds.

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Trustees, including the Independent Trustees by separate vote, concluded that the continuation of the Advisory Agreement was in the best interest of each Fund. On June 5, 2013, the Trustees approved continuation of the Advisory Agreement through July 31, 2014.

Columbia Acorn Family of Funds Expense Information (Unaudited)

as of 6/30/13

Columbia Acorn Fund	Class A	Class B*	Class C	Class I	Class R	Class R4†	Class R5†	Class Y†	Class Z
Management Fees	0.64%	0.64%	0.64%	0.64%		0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.18%	0.32%	0.15%	0.07%		0.13%	0.09%	0.08%	0.14%
Net Expense Ratio	1.07%	1.71%	1.79%	0.71%		0.77%	0.73%	0.72%	0.78%
Columbia Acorn International
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.21%	0.44%	0.23%	0.10%	0.30%	0.16%	0.14%	0.10%	0.16%
Net Expense Ratio	1.22%	1.95%	1.99%	0.86%	1.56%	0.92%	0.90%	0.86%	0.92%
Columbia Acorn USA
Management Fees	0.86%	0.86%	0.86%	0.86%		0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.22%	0.51%	0.16%	0.05%		0.15%	0.14%	0.11%	0.21%
Net Expense Ratio	1.33%	2.12%	2.02%	0.91%		1.01%	1.00%	0.97%	1.07%
Columbia Acorn International Select
Management Fees	0.94%	0.94%	0.94%	0.94%		0.94%	0.94%	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.29%	0.45%	0.33%	0.22%		0.32%	0.32%	0.22%	0.27%
Net Expense Ratio	1.48%	2.14%	2.27%	1.16%		1.26%	1.26%	1.16%	1.21%
Columbia Acorn Select
Management Fees	0.84%	0.84%	0.84%	0.84%		0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.23%	0.41%	0.23%	0.12%		0.24%	0.16%	0.25%	0.21%
Net Expense Ratio	1.32%	2.00%	2.07%	0.96%		1.08%	1.00%	1.09%	1.05%
Columbia Thermostat Fund
Management Fees	0.10%	0.10%	0.10%			0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	0.75%	1.00%			0.00%	0.00%	0.00%	0.00%
Other Expenses	0.15%	0.15%	0.15%			0.12%	0.13%	0.04%	0.15%
Net Expense Ratio**	0.50%	1.00%	1.25%			0.22%	0.23%	0.14%	0.25%
Columbia Acorn Emerging Markets Fund
Management Fees	1.20%		1.20%	1.20%		1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.25%		1.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Other Expenses	0.37%		0.39%	0.25%		0.34%	0.36%	0.34%	0.35%
Net Expense Ratio	1.82%		2.59%	1.45%		1.54%	1.56%	1.54%	1.55%
Columbia Acorn European Fund
Management Fees	1.19%		1.19%	1.19%			1.19%		1.19%
Distribution and Service (12b-1) Fees	0.25%		1.00%	0.00%			0.00%		0.00%
Other Expenses	0.27%		0.31%	0.17%			0.28%		0.21%
Net Expense Ratio	1.71%		2.50%	1.36%			1.47%		1.40%

    See the Funds' prospectuses for information on minimum initial investment amounts and other details of buying, selling and exchanging shares of the Funds.

    Fees and expenses are for the six months ended June 30, 2013. The fees and expenses of Columbia Acorn International Select and Columbia Acorn Select include the effect of the voluntary undertaking by Columbia Wanger Asset Management, LLC (CWAM) to reimburse each Fund for the ordinary operating expenses (exclusive of transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any), exceeding annually each class' average daily net assets as follows:

Fund	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn International Select	1.70%	2.20%	2.45%	1.31%	1.45%	1.36%	1.31%	1.45%
Columbia Acorn Select	1.60%	2.10%	2.35%	1.23%	1.35%	1.28%	1.23%	1.35%

    This arrangement may be modified or terminated by either the Funds or CWAM on 30 days notice.

    The fees and expenses of Columbia Thermostat Fund include the effect of CWAM's contractual undertaking to waive fees and/or reimburse expenses of the Fund so that the ordinary operating expenses (exclusive of transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any), do not exceed annually the rates of 0.50%, 1.00%, 1.25%, 0.25%, 0.23%, 0.18% and 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class R4, Class R5, Class Y and Class Z shares, respectively, through April 30, 2014. There is no guarantee that this agreement will continue thereafter.

    The fees and expenses of Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund include the effect of CWAM's contractual undertaking to waive fees and/or reimburse expenses of each Fund so that the ordinary operating expenses (exclusive of transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any), of each Fund's Class A, Class B, Class C, Class R4 (if offered), Class R5, Class Y (if offered) and Class Z shares through April 30, 2014, do not exceed annually each class' average daily net assets as follows:

Fund	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Columbia Acorn Emerging Markets Fund	1.85%	2.60%	1.54%	1.60%	1.59%	1.54%	1.60%
Columbia Acorn European Fund	1.75%	2.50%	1.46%	—%	1.51%	—%	1.50%

    There is no guarantee that this agreement will continue thereafter.

    The fees and expenses of Columbia Acorn International include the effect of the contractual undertaking by CWAM and its affiliates, effective August 15, 2011, to waive a portion of total annual Fund operating expenses incurred by Class A, Class B and Class C shares of Columbia Acorn International such that the Fund's total annual Fund operating expenses will be reduced by 0.04%, 0.03% and 0.02% for Class A, Class B and Class C shares of the Fund, respectively, through August 14, 2013. There is no guarantee that this agreement will continue thereafter.

  *  The Funds generally no longer accept investments by new or existing investors in Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

  **  Does not include estimated fees and expenses of 0.57% incurred by the Fund from the underlying portfolio funds in which it invests.

  †  With the exception of Class R5 shares of Columbia Acorn International (which commenced operations on August 15, 2011) and Class Y shares of Columbia Acorn Emerging Markets Fund (which commenced operations on June 13, 2013), noted share classes commenced operations on November 8, 2012, and have limited eligibility. Please see the Funds' prospectuses for details.

Columbia Acorn Family of Funds

Trustees

Laura M. Born

Chair of the Board

Steven N. Kaplan

Vice Chair of the Board

Michelle L. Collins

Maureen M. Culhane

Margaret M. Eisen

John C. Heaton

Charles P. McQuaid

David J. Rudis

David B. Small

Ralph Wanger (Trustee Emeritus)

Officers

Charles P. McQuaid

President

Robert A. Chalupnik

Vice President

Michael G. Clarke

Assistant Treasurer

Joseph F. DiMaria

Assistant Treasurer

P. Zachary Egan

Vice President

Fritz Kaegi

Vice President

John M. Kunka

Assistant Treasurer

Stephen Kusmierczak

Vice President

Joseph C. LaPalm

Vice President

Bruce H. Lauer

Vice President, Secretary and Treasurer

Louis J. Mendes III

Vice President

Robert A. Mohn

Vice President

Christopher J. Olson

Vice President

Christopher O. Petersen

Assistant Secretary

Scott R. Plummer

Assistant Secretary

Andreas Waldburg-Wolfegg

Vice President

Linda K. Roth-Wiszowaty

Assistant Secretary

Robert P. Scales

Chief Compliance Officer, Chief Legal Officer,
Senior Vice President and General Counsel

Investment Manager

Columbia Wanger Asset Management, LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606

1-800-922-6769

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent, Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P. O. Box 8081
Boston, Massachusetts 02266-8081

1-800-345-6611

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This report, including the schedules of investments, is submitted for the general information of the shareholders of Columbia Acorn Trust.

A description of the policies and procedures that the Funds use to determine how to vote proxies and a copy of the Funds' voting record are available (i) without charge, upon request, by calling 800-922-6769 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the Funds voted proxies relating to portfolio securities is also available at www.columbiamanagement.com under "About Us." From there, click on "Disclosures."

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' complete portfolio holdings are disclosed at www.columbiamanagement.com approximately 30 to 40 days after each month-end.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

Columbia Acorn Family of Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Wanger Asset Management, LLC.

Find out what's new – visit our web site at:

www.columbiamanagement.com

Our e-mail address is:

ServiceInquiries@ColumbiaManagement.com

Shareholders should not include personal information such as account numbers, Social Security numbers or taxpayer identification numbers in e-mail. We are unable to accept account transactions sent via e-mail.

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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Columbia Management®

Columbia Acorn Family of Funds
Class A, B, C, I, R, R4, R5, Y and Z Shares

Semiannual Report, June 30, 2013

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

SAR110_12_CO1_(08/13) 712362

Columbia Management®

Columbia Acorn Family of Funds
Class A, B, C, I, R, R4, R5, Y and Z Shares

Semiannual Report, June 30, 2013

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

SAR110_12_CO1_(08/13) 712362

Columbia Management®

Columbia Acorn Family of Funds
Class A, B, C, I, R, R4, R5, Y and Z Shares

Semiannual Report, June 30, 2013

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR110_12_CO1_(08/13) 712362

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	August 15, 2013

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	August 15, 2013